UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices) (Zip code)

Owen T. Meacham, Esq. The Northern Trust Company 50 South LaSalle Street, B-7 Chicago, IL 60603

Copy to:

John O’Hanlon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116
(Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders

CLEARWATER INVESTMENT TRUST

Clearwater Core Equity Fund Clearwater Small Companies Fund Clearwater Tax-Exempt Bond Fund Clearwater International Fund

Semiannual Report
for the period ended
June 30, 2012

Letter to our shareholders (unaudited)

August 29, 2012

We are pleased to present to you this semi-annual report, which provides detailed information as to the financial and investment performance of your Clearwater Funds. In another challenging period for domestic and international equity markets, the Clearwater Core Equity (formerly Clearwater Growth), Clearwater Small Companies (formerly Clearwater Small Cap), and Clearwater International Funds all reported positive performance for the six-month period ended June 30, 2012. We are especially pleased to report that the Clearwater International Fund outperformed its benchmark for this period. The Clearwater Tax-Exempt Bond Fund also returned results significantly better than its benchmark for the six-month period ended June 30, 2012. On the other hand, the Clearwater Core Equity Fund and the Clearwater Small Companies Fund underperformed their respective benchmarks for this period.

We encourage you to read this semi-annual report as it contains important information about your Clearwater Funds, including commentary from the subadvisers who manage the assets and information as to the specific holdings of each of the funds.

We hope the information contained within this report is helpful to you. We thank you for your continued confidence and for choosing to invest with us.

George Weyerhaeuser, Jr. CEO, Clearwater Investment Trust	Philip W. Pascoe President, Clearwater Management Company

Discussion of Clearwater Funds’ Performance

Clearwater Core Equity Fund

The Clearwater Core Equity Fund (formerly the Clearwater Growth Fund) seeks long-term growth of capital. Current income, to the extent income is produced by the stocks held by the Fund, is a secondary objective. Under normal market conditions, the Clearwater Core Equity Fund pursues its investment objective by investing at least 80% ast of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Clearwater Core Equity Fund’s assets are managed in a “multi-manager, multi-style” approach. The Fund has four subadvisers. Parametric Portfolio Associates (“Parametric”), with approximately 60% of the Fund’s assets, manages its portion of the Fund’s assets to mirror the Russell 1000® Index. The remaining 40% of the Fund’s assets are divided between Heartland Advisers, Inc. (“Heartland”), Osterweis Capital Management, LLC (“Osterweis”), and Knightsbridge Asset Management, LLC (“Knightsbridge”) who all utilize an active management style.

2012 year to date Market Overview:

The first half of 2012 proved to be extremely turbulent with sudden shifts in equity investors’ appetite for risk. It was a tale of two quarters with U.S. equity investors taking on risk in the first quarter and then fleeing risk in the second. In the U.S. equity markets, investor mood swung from upbeat to pessimistic as robust job creation in the first three months of the year gave way to much weaker employment numbers, declining commodity prices, and increased fears of deflation in the second quarter. Investor sentiment moved with the election cycle, not in Washington, D.C., but instead in Athens, where Greece’s participation in the Economic and Monetary Union of the European Union – and ultimately the fate of that union - seemed to weigh on U.S. stock returns more than any domestic issue. This sentiment, combined with concerns over an economic slowdown in China and fears over U.S. government fiscal policy, drove stocks down in many sectors, particularly those connected to commodity prices (Energy and Materials) and manufacturers of electronics consumer products (Technology).

Performance for the six-month period ended June 30, 2012:

The Clearwater Core Equity Fund’s return for the six-month period ended June 30, 2012 was 7.8%, net of fees, as compared to 9.4% for the Russell 1000® Index, the Fund’s benchmark. The portion of the portfolio managed by Parametric to mirror the benchmark also gained 9.4%, gross of fees. Performance and 2012 outlook commentary from each of the three “active” managers is provided below.

Heartland Performance Commentary: After keeping pace with its benchmark during the first quarter of 2012, our portion of the Clearwater Core Equity Fund gave back much of its gains heading into the summer, resulting in a 4.3% year-to-date return, gross of fees and expenses, versus 9.4% through the first half of 2012 for its benchmark, the Russell 1000® Index. Detracting from relative performance was our portfolio’s underweights to Consumer Discretionary and Information Technology, and our overweight to Energy. Security selection aggravated the underperformance in all three sectors. While the weighting between our portfolio and the benchmark to Telecommunications was comparable in this strong performing sector, our stock selections did have a positive impact. Moderate gains attributable primarily to our specific selections also resulted in Financials contributing the most to our portfolio’s relative performance.

Osterweis Performance Commentary: For the six-month period ended June 30, 2012, our portion of the Clearwater Growth portfolio generated a total return of 6.2%, gross of fees, versus 9.4% for the Russell 1000® Index. Our equity holdings underperformed the benchmark with a return of 6.98% for the six-month period ended. Our defensive positioning, which held back returns in the first quarter, benefited performance in the second quarter. Improved relative performance in the second quarter is encouraging. Additionally, we are pleased with the progress most of our companies are currently reporting: growing sales, earnings and cash flows, returning free cash to shareholders, and executing on their business plans.

Knightsbridge Performance Commentary: For the six–month period ended June 30, 2012, our portion of the fund returned 7.4%, gross of fees and expenses, versus the Russell 1000® Index’s performance of 9.4%. With our cautious view in light of the volatile environment, we held more cash and gold-related stocks in an effort to provide defensive ballast in the portfolio. Unfortunately, gold miners, having lost their historic relationship to gold for downside protection, were plagued with production concerns. Our sector allocation decisions detracted 3.5% from performance, as our value-oriented, contrarian investment approach sometimes keeps us out of sectors that are in favor. Such was the case with Consumer Staples and Utilities throughout the first half of 2012, and these sectors returned 8.3% and 16.6%, respectively, for the benchmark. On the other hand, despite Energy being the only detracting sector for the Russell 1000® Index, we were overweight Energy and our investments contributed just 1.0% towards our performance. We find natural gas to be in one of the worst bear markets ever and we believe an opportunity exists in seeking exposure to recovering natural gas prices. We currently hold some energy stocks with businesses tilted towards natural gas production. Having a concentrated portfolio, stock selection contributed 4.6% versus the benchmark, highlighted by performance in the Consumer Discretionary and Financials sectors. Consumer Discretionary has been our strongest sector with Marriott Vacations Worldwide and Madison Square Garden, both recent spin-offs from other companies, leading the way. In addition, new purchases in American International Group and Getty Realty have positively contributed to our performance due to company-specific developments.

2012 Outlook (Heartland):

We continue to see value in the market. Over 60% of the stocks in the S&P 500 Index have a dividend yield greater than a 10-year Treasury bond, yet are not hindered by bonds’ limited ability to generate capital gains with the currently low interest rates. We believe the potential for yield oriented investors to return to the equity market in search of both yield and inflation protection may fuel the next bull market.

2012 Outlook (Osterweis):

Near-term macro risks remain elevated, which accounts for the defensive tilt in our security selection and portfolio construction. Festering problems in the Euro zone, slowing emerging market growth and uncertainty surrounding domestic tax and spending policies all seem to suggest that a slowdown in the U.S. recovery is likely and will increase the possibility of earnings disappointments in the coming quarters. We also believe that volatility will continue at elevated levels, potentially triggering another sizeable equity market correction similar to last year’s. All that said, we believe some positive trends are at work in the U.S. At some point in the future, we expect the environment will be more constructive for equities. In the meantime, we are focusing the portfolio on companies that we think should be able to grow despite a potential slowing of the economy.

2012 Outlook (Knightsbridge):

We believe the market will continue to be influenced by a fragile macro landscape. We believe stocks will struggle to find direction under the weight of ongoing European debt turmoil, economic growth concerns at home and abroad, the upcoming U.S. presidential election, and the impending U.S. fiscal cliff. Although investors appear to be discounting these issues, concerns will not go away quickly, and we expect the market will remain volatile for now. We believe our portfolio can withstand the precarious market environment. Relative to a year ago, we now hold better stocks with respect to business strength, balance sheets, cash flow generation and dividend potential. As headwinds pass over time, we believe the anomalistic drivers in our stocks will have room to run, and we expect stocks will advance based on low valuations, ample liquidity, and shifting perception towards more optimism around equities.

Clearwater Small Companies Fund

The Clearwater Small Companies Fund seeks long-term growth of capital. Current income, to the extent income is produced by the stocks held by the Fund, is a secondary objective. Under normal market conditions, the Clearwater Small Companies Fund (formerly the Clearwater Small Cap Fund) normally invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than $5 billion at the time of investment. Equity securities consist primarily of exchange traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to hedge sector volatility. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. The Fund uses a “multi-style, multi-manager” approach with two subadvisers who employ distinct investment styles; Kennedy Capital Management (“Kennedy”) and Keeley Asset Management (“Keeley”).

2012 year to date Market Overview:

After a strong first quarter, domestic stock markets sold off throughout April and May before recovering some of this lost ground toward the end of the second quarter. International markets fared worse, as elections in two Euro zone countries served to turn out an incumbent president in France and call into question the implementation of an austerity plan in Greece. Notably, yields for Spain’s debt continued to creep up, as concerns about its finances and the need for bank bailouts in Spain grew. Unlike Europe, the U.S. experienced modest economic growth, but positive domestic news was often overshadowed by concerns overseas. However, U.S. manufacturing appeared to be on track, as evidenced by the national ISM Manufacturing Index. Meanwhile, lower energy prices and firming home prices suggested a better outlook for consumers. Home prices rose 0.67 percent in April, according to the Case-Shiller 20-City Home Price Index. This was the third month in a row that prices rose. Prices had improved temporarily a few years ago during the First-Time Homebuyer Credit program; however, this time, home values are increasing without the aid of government intervention.

Performance for the six-month period ended June 30, 2012:

The Clearwater Small Companies Fund posted a return of 8.2%, net of fees and expenses, for the six-month period ended June 30, 2012, slightly underperforming its benchmark, the Russell 2000® Index, which gained 8.5% for the same period.

Kennedy Performance Commentary: During the first half of 2012, our portion of the Clearwater Small Companies Fund rose 8.8%, gross of fees, outperforming the Russell 2000® Index return of 8.5%. Security selection contributed 1.25% to outperformance. Sector allocation, however, offset much of this positive impact, detracting 0.88% from relative performance. We were underweight Healthcare and Financials, which were two of the better performing sectors in the benchmark during the period. On the other hand, our underweight of the Energy sector served us well. In terms of stock selection, we outperformed our benchmark in the majority of sectors, with Information Technology, Industrials, and Healthcare leading the way. Our Energy and Consumer Discretionary stock selections detracted from relative performance.

Keeley Performance Commentary: For the six-month period ended June 30, 2012, our portfolio underperformed its benchmark, the Russell 2000® Index. The portfolio increased approximately 7.8% versus an increase of 8.5% for the benchmark. From a sector contribution perspective, the Consumer Discretionary (+2.22%), Industrials (+0.27%) and Materials (+0.12%) sectors contributed positively to returns. However, stock selection within the Healthcare sector (-1.69%) and Financials sector (-0.78%) detracted from performance. With regard to portfolio construction, we remain comfortable with our sector emphasis: underweight Healthcare and Technology and overweight the Consumer Discretionary, Industrial and Materials sectors. The long-term catalyst for our fundamental positioning in the industrial sector is our belief that we remain in a slow growth economic environment, and more importantly, that there will be an increase in infrastructure spending on a global basis. Developing economies have a substantial amount of pent-up demand for infrastructure as they address the need to accelerate urbanization and increase their standard of living. Additionally, we believe many developed economies will be forced to consider investments as a means to stimulate job growth and upgrade their languishing infrastructure.

2012 Outlook (Kennedy):

While we are paying close attention to the political developments at home and abroad, we do not try to make investments that rely explicitly on one outcome or another. The U.S. Presidential election may very well have an impact on our investible universe. We generally believe that a change in administration could be viewed favorably by the majority of equity market participants, but we do not pretend to excel at these types of predictions. Along the same lines, the European fiscal situation is clearly heavily reliant on the actions of German political figures. If Chancellor Angela Merkel or her Finance Minister, Wolfgang Schaeuble, decides to lend support to some of the lagging European economies, global financial markets could react favorably. It seems that either of these outcomes could bolster domestic and non-U.S. economies and markets.

We are also keeping a watchful eye on various indicators (e.g., manufacturing indicators, railcar loadings, China’s economic health, the capital markets), as we have done for quite some time. None of these are signifying to us that we are about to fall back into a recession, nor are they indicating that we are primed to break out of our slow growth. When we tie together what we are witnessing around the world, along with the growth opportunities that our companies have before them, we are confident in the valuation opportunities within the portfolio.

2012 Outlook (Keeley):

Although a number of challenges remain, we expect a slow but positive recovery. Despite the macroeconomic headwinds, management at a number of our company holdings remains optimistic, communicating increasing backlogs, improving order growth, and strong balance sheets. Additionally, company managements have taken advantage of the low interest rate environment to either retire debt altogether or extend maturities out to 2014-2015, creating a landscape that is vastly different than the 2008-2009 period, when many companies were unprepared to handle the debt crisis. In this environment, we continue to identify attractive opportunities in individual companies and we remain committed our value driven strategy, which buys stocks of relatively unknown (spin-offs) and out of favor (below book value) companies. With a broader universe of opportunities coupled with continued economic progress, a low interest rate environment, and high levels of financial liquidity, we are encouraged about the prospects in the periods ahead.

Clearwater Tax-Exempt Bond Fund

The Clearwater Tax-Exempt Bond Fund seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these securities is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund’s subadviser, Sit Fixed Income Advisers II, LLC (“Sit”), provides day to day management for the Fund.

2012 year-to-date Market Overview (Sit):

Tax-exempt fixed income markets enjoyed a strong first half of the year in 2012, as modest inflows continued into tax-exempt municipal bond funds and supply, while increasing, remained manageable. Specifically, supply of municipal bonds increased about 10% in the first half of 2012 from 2011. State and local government tax collections continued to improve from the low recession-driven levels of 2008 and 2009, and have now returned to pre-recession levels, such that even though assistance from the federal government’s stimulus programs decreased significantly throughout 2011, state and local government finances remain generally on the upswing. The Federal Reserve’s actions, specifically Operation Twist, announced in September 2011, with implementation commencing shortly thereafter, actually have been effective in reducing long-term interest rates, unlike previous quantitative easing. The Federal Reserve’s promise in August 2011 to hold shor-tterm rates low until mid-2013 (since extended until late 2014) fueled further investor demand for ta-exempt bonds, especially on the long end.

Performance for the six-month period ended June 30, 2012 (Sit):

The Clearwater Tax-Exempt Bond Fund returned 6.3%, net of fees, for the six-month period ended June 30, 2012. The Fund’s benchmark, the Barclays 5-Year Municipal Bond Index, gained 1.8% over the same period. Given the Federal Reserve’s accommodative policies and the steep tax-exempt yield curve, we maintained the Fund’s average life duration, a measure of the Fund’s sensitivity to changes in interest rates, slightly above 6.0 years during the first half of 2012. For comparison, the Fund’s benchmark, the Barclays 5-Year Municipal Bond Index, had an average life duration of 3.9 years at June 30, 2012. The Fund’s yield fell due to the strength in market conditions. Revenue bonds significantly outperformed general obligation bonds during the first half of 2012, with revenue bonds returning 4.4% for the period, while general obligation bonds returned 2.7%. Furthermore, longer duration outperformed intermediate duration, and lower quality issues outperformed those of higher credit quality, as investors sought yield. The Fund’s performance, due to its heavy emphasis on revenue bonds and its longer duration, significantly exceeded that of its benchmark in the first half of 2012.

2012 Outlook (Sit):

We expect growth to remain positive through the remainder of 2012, although it has slowed from the pace of the second half of 2011. With the housing and subprime mortgage crisis still unwinding and unemployment still elevated, interest rates, while likely to remain low in absolute terms, may continue to be volatile over the remainder of the year. We believe the Treasury yield curve should remain relatively steep, with yields rising some on the intermediate and long-term portions of the curve, while the tax-exempt curve grows somewhat flatter, with short-term rates remaining low and long-term tax-exempt yields falling somewhat as supply rebounds to a still manageable level and state and local government finances continue to improve, helping tax-exempt bonds outperform. One potential concern for the market will be the various tax reform proposals proffered by the candidates for President. While any such reform is unlikely in 2012, its potential form and likelihood of passage in 2013 could impact the market in the latter half of 2012. We expect revenue bonds to again be strong performers in the second half of 2012, as the Federal Reserve’s accommodative policies should continue to allay liquidity concerns in the market, and investor focus remains on yield. We expect general obligation bond performance to remain weaker on a relative basis, however, as despite their recent improvement, many cities, counties and states still have work to do on their balance sheets, and recent bankruptcy filings by several cities in California will weigh on the market. Furthermore, potential problems funding retirement pension and healthcare obligations still persist in other places, and remain the subject of many of the negative media reports afflicting the municipal market. The Fund’s longer duration and its use of revenue and non-rated bonds have positioned it opportunistically for the economic and interest rate environment that we expect in the second half of 2012. Investment of new cash flows will be focused on maturities in the 5-25 year range.

Clearwater International Fund

The Clearwater International Fund seeks long-term growth of capital. The Fund generally invests at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts and exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not currently intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently has four subadvisers.

Parametric Portfolio Associates (“Parametric”) manages its portion of the portfolio to mirror the benchmark. The Fund also has three “active” managers: AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), Artisan Partners Limited Partnership (“Artisan Partners”), and Eagle Global Advisors, LLC (“Eagle”).

2012 year to date Market Overview:

The six-month period ended June 30, 2012 was a challenging period for international equity markets. Concerns over slowing economies across the globe and the European debt situation dominated headlines. Excessive public and private sector debt were at the heart of the Euro zone crisis and the de-leveraging requirements facing the vast majority of the developed world continued to drag on economic growth. The year started with a strong rally as global concerns over European debt woes were pushed aside in favor of improving earnings and economic data in the U.S. However, the market retracted sharply in May as the macro environment reached heightened risk levels and many banks were downgraded by credit agencies alongside Spanish debt. In Asia, economic indicators in China provided reason for tempered optimism that a “soft landing” was in the works for the world economy. Then, finally, in June, Greek elections, progress on the Spanish bank bailout, and modestly reassuring global macroeconomic indicators helped lead the Asian and global equity markets higher. While the first half of 2012 finished with a volatile six-month record, the markets were generally up year-to-date.

Performance for the six-month period ended June 30, 2012:

The Clearwater International Fund outperformed its benchmark, the MSCI World ex USA Index (net), gaining 3.5%, net of fees, versus the Index’s positive 2.4%. The portion of the portfolio managed by Parametric to mirror the benchmark returned 2.7%, gross of fees. Performance and 2012 outlook commentary from each of the three “active” managers is included on the following pages.

AXA Rosenberg Performance Commentary: Our portfolio performed in-line with the Clearwater International Fund’s benchmark, returning 3.5%, gross of fees, for the six-month period ended June 30, 2012. Industry exposure contributed positively while stock selection was mixed: negative in Japan and Europe; and positive in Asia excluding Japan. European stock selection suffered particularly in the mid/small cap segment though it was positive amongst the smaller cap names. A few securities, in particular, impacted returns. Grocer DelHaize Group SA, the Belgian retailer, was the largest detractor as the company advised on a 15%-20% expected fall in profits for the full year of 2012. Transportation company FirstGroup Plc also fell sharply on downward earnings revisions and the failed sale of North Devon bus operations to Stagecoach Plc. The largest contributors came from overweight positions in OC Oerlikon, up over 57%, and William Hill, which was up 44%. The second largest stock specific contribution came from the overweight position in IT-services firm Logica Plc, which received an unsolicited bid from Canadian rival CGI at a significant premium to the prevailing share price, which caused its shares to rise exponentially in April and May. Retailer Yamada Denki, a large active overweight, fell 24% and was the largest detractor amongst the Japanese holdings. Also, the electronic device and precision equipment industries name brand, Seiko Epson, was a large detractor as the stock price fell over 23%. Relative Asia Pacific stock selection was strongly positive, particularly amongst real estate developers and metals and mining. Overweights to New World China Land, New World Development and Wheelock & Co all contributed significantly as Hong Kong real estate and property shares rebounded strongly in June on suspicion that the private sector will continue to pressure the government to pursue a policy of easing. New World China Land was up over 100% while the other two companies noted were up in the 50% range in U.S. dollars.

Overweights to retail and travel/entertainment industries contributed to positive performance overall, as did the underweights to oil drilling and oil and coal resources. In Europe, the underweight to banks was positive. In Japan, the strategy was penalized for its significant overweight to retail, but benefited from the underweight to metals and electric utilities. Our portfolio strategy has moved from underweight banks in Japan to a fairly significant overweight.

Artisan Performance Commentary: Over the six-month period ended June 30, 2012, our portion of the Clearwater International Fund returned 6.1%, gross of fees, outperforming the MSCI World ex USA Index (net), which returned 2.4%. Performance of the following stocks had a positive impact on the portfolio during the period: contract caterer Compass Group PLC; health care products company Covidien plc; alcoholic beverage maker Diageo plc; defense technology company Qinetiq Group PLC; and aggregates and cement producer HeidelbergCement AG. Notable detractors included: Guoco Group Limited, an investment holding and investment management company; Panalpina Welttransport Holding AG, a freight forwarder; Total SA, an oil company; Aon PLC, an insurance services holding company; and Koninklijke Ahold NV, a food retailer.

Eagle Performance Commentary: Our portion of the Clearwater International Fund returned 4.0%, gross of fees, for the six-month period ended June 30, 2012, outperforming the Fund’s benchmark, the MSCI World ex USA Index (net), which gained 2.4%. Overweights to outperforming Singapore, the United Kingdom, and Switzerland helped performance from a country selection standpoint. Good sector allocation in Telecom Services, Consumer Staples, and Materials added to performance while positive stock selection in Consumer Staples, Materials, Industrials, and Information Technology also helped. Strong results from our portfolio’s beer companies were helped by the stability of the business model but also the late quarter acquisition of Mexico’s largest brewer. In addition, our portfolio’s weight to one of the world’s leading tobacco companies was positive as these companies continued to outperform in a volatile environment.

Negative stock selection in Energy, Telecom Services, Consumer Discretionary, and Financials hurt performance. In Energy, strong underperformance came from a Spanish company facing the nationalization of its subsidiary in Argentina. In addition, a holding in Brazil’s national oil company underperformed. In Telecom Services, our holding in a Dutch telecom provider slipped some even after a bid to acquire 28% of the company from Mexico’s telecom company. In addition, the portfolio’s large holding in the largest fixed telecom provider in the U.K. underperformed as investors were concerned about the cost of the company’s entry into the English Premier Sports League with their new TV rights purchased in the latest auction. In Financials, our exposure to Europe’s ailing sector hurt performance.

2012 Outlook (AXA Rosenberg):

We believe that our Clearwater portfolio will continue to capture the significant mis-pricings available in the market across industries, with a strong balance between both near-term earnings and longer-term valuation fundamentals. While questions remain about the European resolution of its sovereign debt crisis, the strength of the U.S. recovery, and the ability of China to balance between its economic growth and inflationary concerns, international equity investors show signs of more comfort and focus on company fundamentals, and there are indications that the prolonged cycle that has favored growth will shift toward valuation. Across markets and capitalization segments, AXA Rosenberg’s relative valuation framework has been rewarded much more consistently over the past six-months as investors’ time horizon appears to be extending. Earnings expectations have improved in some of the core European markets, particularly France, Switzerland and Germany, though the U.K. is expected to struggle as earnings fall for the U.K.’s multinational Drug & Pharmaceuticals, Integrated Oil, and Metals & Mining companies.

2012 Outlook (Artisan Partners):

We remain focused on the intersection of balance sheet strength, business quality and valuation. Our portfolio changes during the first six months of 2012 reflect our emphasis on these fundamentals. We sold our positions in Lancashire Holdings Ltd, Mitsubishi UFJ Financial Group, Inc., and Nestle SA to purchase such securities as Aon PLC, food retailer Tesco plc, and branded consumer goods manufacturer Orkla ASA.

2012 Outlook (Eagle):

The Euro zone economic activity continues to decelerate and appears headed towards a recession as the sovereign debt crisis remains unresolved. The “German-bloc countries” which had been carrying the region economically have turned down recently as consumer and business confidence has weakened. Concern in the Euro zone remains high as the employment picture worsens, interest rates in Spain, Italy and Portugal stay elevated and austerity measures prove challenging. The Japanese economy appears to be sending mixed signals as consumption data and reconstruction spending are positive while industrial production slips and the yen strengthens. The U.S. dollar was stronger versus the euro and the pound and weakened versus the yen during the first part of the year. The yen was considerably stronger versus the euro. We expect currency volatility to continue throughout 2012 as budget deficits, sovereign debt issues, policy risks, inflation pressures and trade imbalances create uncertainty. Inflation pressures appear to have ebbed globally as economic activity decelerates. Inflation trends in the emerging markets have also begun to ease as restrictive measures have slowed growth and commodity prices have pulled back. Emerging economies have slowed but still contribute the bulk of global growth. Despite the growth concerns, China, India, Russia and Brazil are all enjoying robust domestic consumption trends.

Fund Expense Example
(unaudited)

As a shareholder of the Funds, you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing costs which the Funds pay directly, you as a shareholder indirectly bear the expenses of any outside exchange traded funds or mutual funds in which the Funds invest. (These are also referred to as “acquired funds” and those indirect expenses represent the Funds’ pro rata portion of the cumulative expense charged by the acquired funds.)

The example provided is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2012.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Clearwater Funds to funds that charge transaction costs and/or sales charges or redemption fees.

Actual	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During the Period January 1, 2012 thru June 30, 2012 *
Core Equity Fund (1)	$1,000.00	$1,078.00	$2.84
Small Companies Fund (2)	$1,000.00	$1,081.60	$5.18
Tax-Exempt Bond Fund	$1,000.00	$1,062.60	$1.85
International Fund	$1,000.00	$1,035.20	$3.24

Hypothetical (5% return before expenses)
Core Equity Fund (1)	$1,000.00	$1,022.13	$2.77
Small Companies Fund (2)	$1,000.00	$1,019.89	$5.02
Tax-Exempt Bond Fund	$1,000.00	$1,023.07	$1.81
International Fund	$1,000.00	$1,021.68	$3.22

* Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(1) Formerly known as the Clearwater Growth Fund.

(2) Formerly known as the Clearwater Small Cap Fund.

The annualized expense ratios are as follows:

Core Equity Fund (a) (b)	0.55%
Small Companies Fund (c)	1.00%
Tax-Exempt Bond Fund	0.36%
International Fund (d)	0.64%

(a)

The expense ratio for the Core Equity Fund represents the blended expense ratio during the six-month period. The management fee of the Fund was reduced through voluntary waivers to 0.60% until March 15, 2012, when the voluntary waivers were increased and the expense ratio of the Fund became 0.52%.

(b)	Formerly known as the Clearwater Growth Fund.

(c)	Formerly known as the Clearwater Small Cap Fund.

(d)

The expense ratio for the International Fund represents the blended expense ratio during the six month period. The management fee of the Fund was reduced through voluntary waivers to 0.70% until March 15, 2012, when the voluntary waivers were increased and the expense ratio of the Fund became 0.60%.

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the Securities and Exchange Commission (the “SEC”) on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-855-684-9144 or by sending a written request to: The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 Attn: Clearwater Investment Trust Funds. These filings are also available on the SEC’s Internet site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The funds have established Proxy Voting Policies and Procedures (“Policies”) that the funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling Fiduciary Counselling, Inc. toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust. Form N-PX is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

CLEARWATER INVESTMENT TRUST

Statements of Assets and Liabilities

June 30, 2012 (unaudited)

	Core Equity Fund(a)	Small Companies Fund(b)	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (identified cost: $235,418,413 Core Equity Fund; $226,433,112 Small Companies Fund; $494,530,369 Tax-Exempt Bond Fund; $275,785,557 International Fund)	$357,843,258	258,329,868	518,600,288	330,911,070
Foreign currencies, at value (cost: $853,399)	—	—	—	854,607
Receivable for securities sold	2,289,190	1,519,212	1,238,362	710,320
Accrued dividend and interest receivable	446,477	273,444	6,321,485	837,564
Foreign tax reclaim receivable	9,898	—	—	598,282
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	110,934
Total assets	360,588,823	260,122,524	526,160,135	334,022,777
Liabilities
Payables for investment securities purchased	2,894,584	1,385,748	5,298,759	824,061
Payables for fund shares redeemed	75,000	109,000	433,000	600,000
Accrued investment advisory fee	462,482	638,964	469,447	494,339
Payable for dividend distribution	—	—	248,430	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	2,426
Total liabilities	3,432,066	2,133,712	6,449,636	1,920,826
Net assets	$357,156,757	257,988,812	519,710,499	332,101,951
Capital
Capital stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: outstanding 13,114,278,14,103,491, 52,039,267 and 26,223,992 shares,respectively)	$250,390,001	215,225,635	501,502,764	278,946,730
Undistributed net investment income	2,429,854	259,748	42,622	5,066,557
Accumulated net realized gain (loss) from investments and foreign currency transactions	(18,087,943)	10,606,673	(5,904,806)	(7,140,365)
Unrealized appreciation of investments and translation of assets and liabilities in foreign currencies	122,424,845	31,896,756	24,069,919	55,229,029
Net assets	$357,156,757	257,988,812	519,710,499	332,101,951
Net asset value per share of outstanding capital stock	$27.23	18.29	9.99	12.66

(a)	Name change effective April 30, 2012. Formerly known as the Clearwater Growth Fund.

(b)	Name change effective April 30, 2012. Formerly known as the Clearwater Small Cap Fund.

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST

Statements of Operations

for the six months ended June 30, 2012 (unaudited)

	Core Equity Fund(a)	Small Companies Fund(b)	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $22,474, $608, $0 and $829,505 respectively)	$3,383,334	1,547,195	1,275,715	6,884,396
Interest	—	—	12,327,423	232
Total income	3,383,334	1,547,195	13,603,138	6,884,628
Expenses:
Investment advisory fee	1,599,225	1,738,052	1,563,984	1,660,933
Voluntary fee reduction	(618,061)	(450,605)	(625,597)	(597,104)
Total net expenses	981,164	1,287,447	938,387	1,063,829
Net investment income	2,402,170	259,748	12,664,751	5,820,799
Net realized gain (loss) on investments and foreign currency transactions:
Security transactions	(385,560)	14,084,393	2,396,375	(2,541,255)
Forward foreign currency exchange contracts	—	—	—	58,813
Foreign currency transactions	(688)	—	—	(6,751)
Net increase (decrease) in appreciation/depreciation on:
Security transactions	23,835,779	5,141,990	17,123,574	7,021,473
Forward foreign currency exchange contracts	—	—	—	106,693
Translation of other assets and liabilities denominated in foreign currencies	(1)	—	—	(18,080)
Net gain (loss) on investments	23,449,530	19,226,383	19,519,949	4,620,893
Net increase (decrease) in net assets resulting from operations	$25,851,700	19,486,131	32,184,700	10,441,692

(a)	Name change effective April 30, 2012. Formerly known as the Clearwater Growth Fund.

(b)	Name change effective April 30, 2012. Formerly known as the Clearwater Small Cap Fund.

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST

Statements of Changes in Net Assets

for the six months ended June 30, 2012 (unaudited)
and the year ended December 31, 2011

	Core Equity Fund(a)		Small Companies Fund(b)
	6/30/2012	12/31/2011	6/30/2012	12/31/2011
Operations:
Net investment income	$2,402,170	4,260,571	259,748	119,142
Net realized gain (loss) on investments	(386,248)	(6,601,423)	14,084,393	30,103,847
Net increase (decrease) in unrealized appreciation/depreciation	23,835,778	(8,156,343)	5,141,990	(32,921,523)
Net increase (decrease) in net assets resulting from operations	25,851,700	(10,497,195)	19,486,131	(2,698,534)
Distributions to shareholders from:
Net investment income	—	(4,182,151)	—	(93,237)
Net realized gain on investments	—	—	—	(20,564,115)
Total distributions to shareholders	—	(4,182,151)	—	(20,657,352)
Capital share transactions:
Proceeds from shares sold	5,862,099	12,580,223	3,954,318	15,200,741
Reinvestment of distributions from net investment income and gain	—	4,182,151	—	20,657,352
Payments for shares redeemed	(6,877,400)	(14,032,377)	(4,959,468)	(29,231,102)
Increase (decrease) in net assets from capital share transactions	(1,015,301)	2,729,997	(1,005,150)	6,626,991
Total increase (decrease) in net assets	24,836,399	(11,949,349)	18,480,981	(16,728,895)
Net assets:
At the beginning of the period	332,320,358	344,269,707	239,507,831	256,236,726
At the end of the period	$357,156,757	332,320,358	257,988,812	239,507,831
Undistributed net investment income	$2,429,854	28,372	259,748	—

	Tax-Exempt Bond Fund		International Fund
	6/30/2012	12/31/2011	6/30/2012	12/31/2011
Operations:
Net investment income	$12,664,751	26,389,170	5,820,799	7,293,916
Net realized gain (loss) on investments	2,396,375	(887,827)	(2,489,193)	(4,572,714)
Net increase (decrease) in unrealized appreciation/depreciation	17,123,574	32,296,176	7,110,086	(46,568,190)
Net increase (decrease) in net assets resulting from operations	32,184,700	57,797,519	10,441,692	(43,846,988)
Distributions to shareholders from:
Net investment income	(12,608,719)	(26,365,905)	—	(7,103,317)
Net realized gain on investments	—	—	—	(717,130)
Total distributions to shareholders	(12,608,719)	(26,365,905)	—	(7,820,447)
Capital share transactions:
Proceeds from shares sold	4,723,400	14,973,923	22,594,900	21,869,448
Reinvestment of distributions from net investment income and gain	12,592,084	26,372,119	—	7,820,447
Payments for shares redeemed	(36,014,839)	(70,145,905)	(6,006,000)	(19,365,745)
Increase (decrease) in net assets from capital share transactions	(18,699,355)	(28,799,863)	16,588,900	10,324,150
Total increase (decrease) in net assets	876,626	2,631,751	27,030,592	(41,343,285)
Net assets:
At the beginning of the period	518,833,873	516,202,122	305,071,359	346,414,644
At the end of the period	$519,710,499	518,833,873	332,101,951	305,071,359
Undistributed net investment income (loss)	$42,622	(13,410)	5,066,557	(806,303)

See accompanying notes to financial statements.

(a)	Name change effective April 30, 2012. Formerly known as the Clearwater Growth Fund.

(b)	Name change effective April 30, 2012. Formerly known as the Clearwater Small Cap Fund.

CLEARWATER INVESTMENT TRUST

Financial Highlights

June 30, 2012 (unaudited)

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30, 2012	Year ended December 31,
Core Equity Fund(a)		2011	2010	2009	2008	2007

Net asset value, beginning of period	$25.26	26.38	23.40	18.60	30.57	29.47
Income from investment operations:
Net investment income	0.18	0.33	0.38	0.39	0.51	0.48
Net realized and unrealized gains (losses)	1.79	(1.13)	2.99	4.78	(11.96)	1.10
Total from investment operations	1.97	(0.80)	3.37	5.17	(11.45)	1.58
Less distributions:
Dividends from net investment income	—	(0.32)	(0.39)	(0.37)	(0.52)	(0.48)
Total distributions	—	(0.32)	(0.39)	(0.37)	(0.52)	(0.48)
Net asset value, end of period	$27.23	25.26	26.38	23.40	18.60	30.57
Total return (b)	7.80%	(3.04)%	14.42%	27.90%	(37.50)%	5.40%
Net assets, end of period (000s omitted)	$357,157	332,320	344,270	293,188	197,263	330,991
Ratio of expenses, net of waivers, to average net assets (c)(d)(e)(f)(g)	0.55%	0.53%	0.30%	0.28%	0.28%	0.28%
Ratio of expenses, before waivers, to average net assets (c)(d)(e)(f)(g)	0.90%	0.69%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income, net of waivers, to average net assets (c)(e)(f)(g)	1.35%	1.25%	1.60%	1.98%	1.92%	1.61%
Ratio of net investment income, before waivers, to average net assets (c)(e)(f)(g)	1.00%	1.09%	1.45%	1.81%	1.75%	1.44%
Portfolio turnover rate (excluding short-term securities)	12.15%	27.01%	43.65%	21.83%	14.71%	17.99%

(a)	Name change effective April 30, 2012. Formerly known as the Clearwater Growth Fund.

(b)

Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(c)	Annualized for periods of less than one year.

(d)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)	Effective March 15, 2012, the investment advisory fee, net of voluntary waivers, decreased to 0.52%. Also effective March 15, 2012, the Adviser increased the voluntary waiver to 0.38%.

(f)	Effective June 1, 2011, the investment advisory fee, net of voluntary waivers, increased to 0.60%. Also effective June 1, 2011, the Adviser increased the voluntary waiver to 0.30%.

(g)	Effective December 1, 2010, the Adviser discontinued the voluntary waiver previously in effect.

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST

Financial Highlights

June 30, 2012 (unaudited)

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30, 2012	Year ended December 31,
Small Companies Fund(a)		2011	2010	2009	2008	2007

Net asset value, beginning of period	$16.91	18.70	14.41	10.39	16.68	18.71
Income from investment operations:
Net investment income	0.02	0.01	—	—	0.05	—
Net realized and unrealized gains (losses)	1.36	(0.28)	4.31	4.02	(6.29)	0.58
Total from investment operations	1.38	(0.27)	4.31	4.02	(6.24)	0.58
Less distributions:
Distributions from net investment income	—	(0.01)	(0.02)	—	(0.05)	—
Distributions from net realized gains	—	(1.51)	—	—	—	(2.61)
Total distributions	—	(1.52)	(0.02)	—	(0.05)	(2.61)
Net asset value, end of period	$18.29	16.91	18.70	14.41	10.39	16.68
Total return (b)	8.16%	(1.62)%	29.99%	38.70%	(37.40)%	3.10%
Net assets, end of period (000s omitted)	$257,989	239,508	256,237	214,335	120,846	246,987
Ratio of expenses, net of waivers, to average net assets (c)(d)(e)	1.00%	0.98%	0.95%	0.95%	0.95%	0.98%
Ratio of expenses, before waivers, to average net assets (c)(d)(e)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets(c)(e)	0.20%	0.05%	(0.02)%	(0.04)%	0.32%	0.00%
Ratio of net investment loss, before waivers, to average net assets(c)(e)	(0.15)%	(0.32)%	(0.42)%	(0.44)%	(0.08)%	(0.37)%
Portfolio turnover rate (excluding short-term securities)	30.04%	64.54%	71.05%	95.13%	117.12%	115.19%

(a)	Name change effective April 30, 2012. Formerly known as the Clearwater Small Cap Fund.

(b)

Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(c)	Annualized for periods of less than one year.

(d)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)	Effective June 1, 2011, the investment advisory fee, net of voluntary waivers, increased to 1.00%. Also effective June 1, 2011, the Adviser reduced the voluntary waiver to 0.35%.

See accompanying notes to financial statements.

5	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

June 30, 2012 (unaudited)

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30, 2012	Year ended December 31,
Tax-Exempt Bond Fund		2011	2010	2009	2008	2007

Net asset value, beginning of period	$9.62	9.06	9.25	8.09	9.64	10.06
Income from investment operations:
Net investment income	0.24	0.48	0.47	0.47	0.46	0.46
Net realized and unrealized gains (losses)	0.37	0.56	(0.19)	1.16	(1.55)	(0.42)
Total from investment operations	0.61	1.04	0.28	1.63	(1.09)	0.04
Less distributions:
Distributions from net investment income	(0.24)	(0.48)	(0.47)	(0.47)	(0.46)	(0.46)
Total distributions	(0.24)	(0.48)	(0.47)	(0.47)	(0.46)	(0.46)
Net asset value, end of period	$9.99	9.62	9.06	9.25	8.09	9.64
Total return (a)	6.26%	11.81%	2.99%	20.60%	(11.80)%	0.60%
Net assets, end of period (000s omitted)	$519,710	518,834	516,202	542,394	370,848	337,395
Ratio of expenses, net of waivers, to average net assets (b)(c)	0.36%	0.36%	0.36%	0.36%	0.37%	0.38%
Ratio of expenses, before waivers, to average net assets (b)(c)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income, net of waivers, to average net assets(b)	4.86%	5.08%	5.00%	5.34%	5.03%	4.75%
Ratio of net investment income, before waivers, to average net assets(b)	4.62%	4.84%	4.76%	5.10%	4.80%	4.53%
Portfolio turnover rate (excluding short-term securities)	12.42%	24.83%	28.95%	22.90%	32.20%	27.58%

(a)

Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

See accompanying notes to financial statements.

6	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

June 30, 2012 (unaudited)

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or periods ended and selected information for each year or period ended is as follows:

	Period ended June 30, 2012			Period ended December 31, 2009(a)(b)
		Year ended December 31,
International Fund		2011	2010

Net asset value, beginning of period	$12.23	14.33	13.16	10.00
Income from investment operations:
Net investment income	0.22	0.30	0.23	0.19
Net realized and unrealized gains (losses)	0.21	(2.08)	1.27	3.35
Total from investment operations	0.43	(1.78)	1.50	3.54
Less distributions:
Distributions from net investment income	—	(0.29)	(0.23)	(0.18)
Distributions from net realized gains	—	(0.03)	(0.10)	(0.20)
Total distributions	—	(0.32)	(0.33)	(0.38)
Net asset value, end of period	$12.66	12.23	14.33	13.16
Total return (c)	3.52%	(12.44)%	11.39%	35.50%
Net assets, end of period (000s omitted)	$332,102	305,071	346,415	292,902
Ratio of expenses, net of waivers, to average net assets (d)(e)(f)(g)	0.64%	0.77%	0.80%	0.92%
Ratio of expenses, before waivers, to average net assets (d)(e)(f)(g)	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income, net of waivers, to average net assets (d)(f)(g)	3.51%	2.15%	1.77%	1.74%
Ratio of net investment income, before waivers, to average net assets (d)(f)(g)	3.15%	1.92%	1.57%	1.66%
Portfolio turnover rate (excluding short-term securities)	13.00%	36.93%	30.82%	35.33%

(a)	Commenced investment operations on February 5, 2009.

(b)	Net investment income for the period ended was calculated using the average shares outstanding method.

(c)

Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(d)	Annualized for periods of less than one year.

(e)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(f)	Effective March 15, 2012, the investment advisory fee, net of voluntary waivers, decreased to 0.60%. Also effective March 15, 2012, the Adviser increased the voluntary waiver to 0.40%.

(g)

Effective June 1, 2011, the investment advisory fee, net of voluntary waivers, decreased to 0.75%. Also effective June 1, 2011, the Adviser increased the voluntary waiver to 0.25%. Effective December 5, 2011, the investment advisory fee, net of voluntary waivers, decreased to 0.70%. Also effective December 5, 2011, the Adviser increased the voluntary waiver to 0.30%.

See accompanying notes to financial statements.

7	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

(1)	Organization

Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes four series: Clearwater Core Equity Fund, Clearwater Small Companies Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund (the “Funds”). Clearwater Management Company (the “Adviser”) serves as the investment adviser for each of the Funds and is responsible for the oversight of each of the Fund’s subadvisers. The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Clearwater Core Equity, Small Companies, and International Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from U.S. federal income tax, consistent with preservation of capital.

Effective April 30, 2012, the Clearwater Growth Fund and the Clearwater Small Cap Fund changed their names to the Clearwater Core Equity Fund and the Clearwater Small Companies Fund, respectively.

Fiduciary Counselling, Inc. (“FCI”) acts as subadviser to each of the Funds. FCI does not provide day-today management, but provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Funds by the Adviser.

On January 1, 2012, The Northern Trust Company (“Northern Trust”) replaced FCI as acting transfer agent for each of the Funds. Northern Trust also serves as custodian, administrator and accounting services agent for each of the Funds.

Under normal market conditions, the Clearwater Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates (“Parametric”), Heartland Advisors, Inc. (“Heartland”), Knightsbridge Asset Management, LLC (“Knightsbridge”), and Osterweis Capital Management, LLC (“Osterweis”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 60% of the Fund’s net assets will be allocated to Parametric; the remaining net assets will be allocated to one or more of the Fund’s three other subadvisers. To the extent feasible, Parametric manages its portion of the Fund’s assets in a passive management strategy so that its portion of the Fund’s holdings generally matches the holdings of the Russell 1000® Index as closely as possible without requiring the Fund to realize gains. In addition, as noted above, FCI also acts as a subadviser to the Fund.

Under normal market conditions, the Clearwater Small Companies Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than $5 billion at the time of purchase. The equity securities the Fund invests in consist primarily of exchange traded common and preferred stocks. The Fund may also invest in a type of equity security called a

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

convertible security to hedge sector volatility. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. The Fund currently has two subadvisers that provide day-to-day management for the Fund, Kennedy Capital Management, Inc. (“Kennedy”) and Keeley Asset Management (“Keeley”). In addition, as noted above, FCI also acts as a subadviser to the Fund.

Under normal market conditions, the Clearwater Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the Fund may invest up to 20% of its net assets in bonds that generate interest income subject to federal alternative minimum tax. The Fund currently has one subadviser that provides day-to-day management for the Fund, Sit Fixed Income Advisers II, LLC (“Sit”). In addition, as noted above, FCI also acts as a subadviser to the Fund.

Under normal market conditions, the Clearwater International Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts and exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund currently does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s Adviser allocates portions of the Fund’s assets among the following subadvisers who employ distinct investment styles. The Fund currently allocates assets among subadvisers who provide day-to-day management to the Fund: Parametric, AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) Artisan Partners Limited Partnership (“Artisan Partners”), and Eagle Global Advisors, LLC (“Eagle”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 40%-80% of the Fund’s net assets will be allocated to Parametric; the remaining net assets will be allocated to one or more of the Fund’s three other subadvisers. In addition, as noted above, FCI also acts as a subadviser to the Fund.

(2) Summary of Significant Accounting Policies

The significant accounting policies followed by the Funds are as follows:

(a)	Investments in Securities

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities of sufficient credit quality with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

9	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

Securities for which no market quotations are readily available (including those for which trading has been suspended), or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, are valued at fair value as determined in good faith using procedures established by the Board of Trustees. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. These procedures are used by the Valuation Committee, in accordance with the procedures established by the Board of Trustees, to determine the fair value of the security or securities. Such determinations are then submitted for review and ratification by the Board of Trustees. Security transactions are accounted for on the trade date, which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, including accretion of original issue discount and amortization of original issue premium, is accrued daily.

(b)	Foreign Currency Translation

The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The costs of purchases, proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations in security transactions within realized gain (loss) on investments and foreign currency transactions and in security transactions within net increase (decrease) in appreciation/depreciation. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations within realized gain (loss) on investments and foreign currency transactions. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. The International Fund therefore may enter into foreign currency transactions as a principal investment strategy. Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

(c)	Forward Foreign Currency Exchange Contracts

The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or the portfolio position. The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s

10	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in forward foreign currency exchange contracts on the Statements of Operations within net increase (decrease) in appreciation/depreciation. The International Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in forward foreign currency exchange contracts on the Statements of Operations within net realized gain (loss) on investments and foreign currency transactions.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the issuer to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The International Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the issuer fails to perform. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.

(d)	Spot Contracts

The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate, with settlement occurring in two business days. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Core Equity Fund may also enter into spot contracts in order to make or receive payments due to trading activity in a foreign currency on a non-U.S. exchange. Spot contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in foreign currency transactions on the Statements of Operations within net increase (decrease) in appreciation/depreciation. The Funds record any realized gains or losses at the time the spot contract settles. Realized gains or losses, if any, are included in foreign currency transactions on the Statements of Operations within realized gain (loss) on investments and foreign currency transactions. Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. The Funds bear the market risk from changes in foreign currency exchange rates.

(e)	Delayed Delivery Transactions and When-Issued Securities

Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Fund will segregate liquid assets on their records in amounts sufficient to meet the purchase price. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.

11	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

(f)	Short-Term Investments

Each Fund currently invests uninvested cash in money market portfolios of Northern Institutional Funds. The Core Equity, Small Companies and International Funds currently invest in the U.S. Government Select Portfolio and the Tax-Exempt Bond Fund currently invests in the Tax-Exempt Portfolio. The U.S. Government Select Portfolio was formerly known as the Government Select Portfolio prior to its name change effective on April 1, 2012. Northern Institutional Funds is an investment company advised by Northern Trust Investments, Inc. (“NTI”), a subsidiary of Northern Trust.

The U.S. Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises. The Tax-Exempt Portfolio primarily invests in high-quality short-term municipal instruments.

(g)	Recoverable Taxes

The balance disclosed as foreign tax reclaim receivable represents net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclamation. All reclaims are paid directly to the Core Equity and International Funds, respectively.

(h)	Federal Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2011, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and Minnesota state income and federal excise tax returns for the 2008, 2009, 2010 and 2011 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. The tax character of distributions paid by the Funds during the years ended December 31, 2011 and 2010 was as follows:

	Tax-Exempt		Ordinary Income
	2011	2010	2011	2010
Core Equity Fund	$—	$—	$4,182,151	$5,115,464
Small Companies Fund	—	—	44,627	215,518
Tax-Exempt Bond Fund	26,002,514	26,457,141	369,605	321,038
International Fund	—	—	7,184,471	6,288,664

12	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

	Long-Term Capital Gains
	2011	2010
Core Equity Fund	$—	$—
Small Companies Fund	20,612,725	—
Tax-Exempt Bond Fund	—	—
International Fund	635,976	1,541,118

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Undistributed ordinary income	$2,429,852	$259,745	$42,622	$5,938,185
Undistributed capital gain	—	10,610,483	—	—
Accumulated capital losses	(17,898,748)	—	(5,904,806)	(6,464,358)
Unrealized appreciation	122,235,652	31,892,949	24,069,919	53,681,394
Total	$106,766,756	$42,763,177	$18,207,735	$53,155,221

On the Statements of Assets and Liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Undistributed net investment income	$(688)	$—	$—	$52,061
Accumulated net realized gain (loss)	688	—	—	(52,061)
Additional paid-in capital	—	—	—	—

(i)	Distributions to Shareholders

Distributions to shareholders from net investment income, if any, are declared annually for the Core Equity, Small Companies, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders.

(j)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

13	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

(k)	Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of the International Financial Reporting Standard (“IFRS”). Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Funds’ financial statement disclosures.

(l)	Indemnification

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

(3)	Fair Value Measurements

On January 1, 2012, the Trust adopted all disclosures required by ASU No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which are reflected within the semiannual report.

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a) above. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

•

Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

14	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of each Fund as of June 30, 2012 using the fair value methodology and levels described above:

	Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total
Common Stocks	$344,846,714	$—	$—	$344,846,714
Rights	987	—	—	987
Warrants	24,054	—	—	24,054
Short-Term Investments	12,971,503	—	—	12,971,503
Total	$357,843,258	$—	$—	$357,843,258

(a)

For the Core Equity Fund, 100% of the investment value is comprised of equity securities, rights, warrants, and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

The Core Equity Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

	Small Companies Fund (b)
	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$40,152,736	$—	$186,040	$40,338,776
Consumer Staples	11,995,798	—	—	11,995,798
Energy	13,263,711	—	—	13,263,711
Financials	52,020,058	—	—	52,020,058
Health Care	22,400,724	—	—	22,400,724
Industrials	46,818,851	—	—	46,818,851
Information Technology	37,738,551	—	—	37,738,551
Materials	17,640,359	—	—	17,640,359
Utilities	9,366,819	—	—	9,366,819
Short-Term Investments	6,746,221	—	—	6,746,221
Total	$258,143,828	$—	$186,040	$258,329,868

15	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

(b)

For the Small Companies Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. As of June 30, 2012, the Valuation Committee determined the fair valuation of a common stock based on inputs such as a last traded price at the time of a significant event and considerations of any other events relevant to making a fair value determination. This investment has been classified as a Level 3 investment

As of June 30, 2012, the below information provides additional detail on the quantitative information used in the fair value determination of this Level 3 investment, including the nature of the security and whether it is traded openly in the active market.

Quantitative Information about Level 3 Fair Value Measurement (1)
	Fair Value at 6/30/12	Valuation Technique	Unobservable Input	Pricing
Consumer Discretionary	186,040	Market Approach	Last traded price from a primary pricing service provider, provided at the time trading was suspended by the NYSE	7.430

(1)

As the Small Companies Fund’s Level 3 asset is below one percent of the Small Companies Fund’s net assets, on an aggregate basis, a disclosure of the sensitivity of significant unobservable inputs has not been presented.

The Small Companies Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1 or Level 2 classifications based on levels assigned to the securities on December 31, 2011. At June 30, 2012, an equity investment with a fair value of $186,040 was transferred from Level 1 to Level 3 due to the security being valued based on unobservable inputs using the last traded price from a primary pricing service provider on April 17, 2012, the date trading was halted on the security’s primary exchange. Since the time trading was halted, there has been a lack of market activity and data observed for this security. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

	Transfers in to Level 1	Transfers out of Level 1(1)	Transfers in to Level 3(1)	Transfers out of Level 3
Common Stocks
Consumer Discretionary	$—	$186,040	$186,040	$—
Total	$—	$186,040	$186,040	$—

(1)

Transfers to Level 1 from Level 3 were due to the equity investment being fair valued at a last traded price at the time trading was suspended. This is in accordance with the Small Companies Fund’s pricing procedures.

16	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$41,844,327	$—	$—	$41,844,327
Municipal Bonds
Airport	—	1,765,140	—	1,765,140
Bond Bank	—	2,642,410	—	2,642,410
Development	—	14,936,918	234,167	15,171,085
Education	—	52,133,020	369,635	52,502,655
Facilities	—	6,738,664	—	6,738,664
General	—	47,035,383	—	47,035,383
General Obligation	—	19,809,495	—	19,809,495
Higher Education	—	15,733,796	950,505	16,684,301
Housing	—	14,578,217	—	14,578,217
Medical	—	76,598,433	1,225,633	77,824,066
Mello-Roos	—	2,220,113	—	2,220,113
Multifamily Housing	—	36,238,620	—	36,238,620
Nursing Home	—	48,189,012	—	48,189,012
Pollution	—	559,265	—	559,265
Power	—	3,548,511	619,400	4,167,911
School District	—	20,555,915	—	20,555,915
Single Family Housing	—	58,810,552	—	58,810,552
Student Loan	—	7,890,713	—	7,890,713
Tobacco Settlement	—	4,709,422	—	4,709,422
Transportation	—	19,821,018	—	19,821,018
Utilities	—	3,145,360	993,550	4,138,910
Water	—	9,895,995	—	9,895,995
Short-Term Investments	4,807,099	—	—	4,807,099
Total	$46,651,426	$467,555,972	$4,392,890	$518,600,288

(c)

For the Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bond securities, and short-term investments. The municipal bond securities are generally considered Level 2 securities based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s net asset value is calculated.

17	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

As of June 30, 2012, the Valuation Committee determined the fair valuation of municipal bonds based on inputs such as the last traded price at the time of significant events, the default of a municipal bond or the maturity of a bond anticipation note prior to the new roll forward date. The Valuation Committee also looked at observations of similar securities which are not currently openly traded in the active market. Finally, the Valuation Committee considered other events in determining fair valuation including the nature of the security and whether it is traded openly in the active market. Such investments have been classified as Level 3 instruments.

As of June 30, 2012, the below information provides additional detail on the quantitative information used in the fair value determination of these Level 3 investments, including the nature of the securities and whether they are traded openly in the market.

Quantitative Information about Level 3 Fair Value Measurement (1)
	Fair Value at 6/30/12	Valuation Technique	Unobservable Input	Pricing
Development	234,167	Market Approach	Last evaluated price, from a primary pricing service provider, on February 14, 2012. Security has been in default since December 1, 2011.	65.000

Education	369,635	Market Approach	Last evaluated price, from a primary pricing service provider, on June 28, 2012. Security has been in default since June 27, 2012.	70.000

Higher Education	950,505	Market Approach	As security is a private placement and is not openly traded, the valuation is based on evaluated pricing of a security with similar characteristics.	90.602

Medical	237,380	Market Approach	As security is infrequently traded and there is a wide spread between prices provided by two independent pricing service providers, the valuation is based on an average of the prices.	80.646 and 55, resulting in an average price of 67.823

Medical	988,253	Market Approach	As security is a private placement and is not openly traded, the valuation is based on evaluated pricing of a security with similar characteristics.	102.101

Power	619,400	Market Approach	As security is not openly traded, the valuation is based on an average price of par value and a price determined in good faith by the Valuation committee.	100 and 84.62, resulting in an average price of 92.31

Utilities	993,550	Market Approach	Last evaluated price, from a primary pricing service provider, on February 28, 2012. Bond matured on February 28, 2012. The bond is a bond anticipation note and is rolled to different maturity dates at various times. The next maturity date of this bond anticipation note has yet to be determined.	80.000

(1)

As the Tax-Exempt Bond Fund’s Level 3 assets are below one percent of the Tax-Exempt Bond Fund’s net assets, on an aggregate basis, a disclosure of the sensitivity of significant unobservable inputs has not been presented.

18	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

The Tax-Exempt Bond Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2012, there were no transfers between Level 1 or Level 2 classifications based on levels assigned to the securities on December 31, 2011. At June 30, 2012, a municipal bond investment with a fair value of $369,635 was transferred from Level 2 to Level 3 due to the security being valued based on unobservable inputs using an evaluated price from a primary pricing service provider on at the time of default on June 27, 2012. Since the time of default, there has been a lack of market activity and data observed for this security. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

	Transfers in to Level 2	Transfers out of Level 2(1)	Transfers in to Level 3(1)	Transfers out of Level 3
Municipal Bonds
Education	$—	$369,635	$369,635	$—
Total	$—	$369,635	$369,635	$—

(1)

Transfers from Level 2 to Level 3 were due to the municipal bond investment being fair valued at last evaluation price at the time of default. This is in accordance with the Tax-Exempt Bond Fund’s pricing procedures.

19	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

	International Fund (d)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,457,634	$37,268,727	$—	$41,726,361
Consumer Staples	4,405,616	35,816,204	—	40,221,820
Energy	8,070,926	18,247,757	—	26,318,683
Financials	11,115,761	58,949,299	—	70,065,060
Health Care	4,173,441	22,891,653	—	27,065,094
Industrials	2,613,898	42,408,551	—	45,022,449
Information Technology	4,663,988	10,489,225	—	15,153,213
Materials	6,609,231	22,519,221	—	29,128,452
Telecommunication Services	1,704,061	12,506,472	—	14,210,533
Utilities	627,267	9,694,969	—	10,322,236
Preferred Stock
Consumer Discretionary	—	750,640	—	750,640
Consumer Staples	—	156,739	—	156,739
Materials	214,610	—	—	214,610
Utilities	—	138,693	—	138,693
Corporate Bonds
Financials	—	1,057,699	—	1,057,699
Rights
Materials	7,382	—	—	7,382
Short-Term Investments	9,351,406	—	—	9,351,406
Total	$58,015,221	$272,895,849	$—	$330,911,070

(d)

For the International Fund, 100% of the investment value is comprised of equity securities, corporate bonds, rights and short-term investments. See the Fund’s Schedule of Investments for geographical classification. As of June 30, 2012, the Valuation Committee determined in good faith the fair valuation of a right to be zero based on the security being delisted, an investigation by their regulatory body and the company’s bankruptcy. This investment has been classified as a Level 3 instrument.

As of June 30, 2012, the below information provides additional detail on the quantitative information used in the fair value determination of this Level 3 investment, including the nature of the security and whether it is traded openly in the active market.

20	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

Quantitative Information about Level 3 Fair Value Measurement (1)
	Fair Value at 6/30/12	Valuation Technique	Unobservable Input	Pricing
Materials	—	Market Approach	The Valuation Committee determined the fair valuation of this security based on trading being suspended by the Ontario Securities Commission (OSC) at the time the security was delisted, an investigation by the OSC and the bankruptcy of the company	0.000

(1)

As the International Fund’s Level 3 assets are below one percent of the International Fund’s net assets, on an aggregate basis, a disclosure of the sensitivity of significant unobservable inputs has not been presented.

	Transfers in to Level 1	Transfers out of Level 1(1)	Transfers in to Level 2(1)	Transfers out of Level 2
Common Stocks
Consumer Discretionary	$—	$35,869,810	$35,869,810	$—
Consumer Staples	—	35,087,033	35,087,033	—
Energy	—	17,667,032	17,667,032	—
Financials	—	57,129,428	57,129,428	—
Health Care	—	22,473,617	22,473,617	—
Industrials	—	40,496,731	40,496,731	—
Information Technology	—	9,449,456	9,449,456	—
Materials	—	22,245,939	22,245,939	—
Telecommunication Services	—	12,037,438	12,037,438	—
Utilities	—	9,297,376	9,297,376	—
Preferred Stock
Consumer Discretionary	—	750,640	750,640	—
Consumer Staples	—	156,739	156,739	—
Financials	—	40,524	40,524	—
Utilities	—	138,693	138,693	—
Total	$—	$262,840,456	$262,840,456	$—

(1)

For certain foreign equity securities, $262,840,456 transferred from Level 1 to Level 2 classifications from December 31, 2011 to June 30, 2012, due to receiving a fair valuation. The International Fund’s trigger for adjusting the fair value for certain securities was met as a result of events impacting the value of those securities after the closing of the exchange on which those securities principally trade, but before the calculation of the daily net asset value, resulting in certain securities being classified as Level 2 measurements. On December 31, 2011, the International Fund’s trigger was not met and therefore the fair value for the relevant securities was not adjusted from the quotation on the exchange on which the securities principally trade, resulting in the securities being classified as Level 1 measurements.

21	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets

Forward foreign currency exchange contracts	$—	$110,934	$—	$110,934

Liabilities

Forward foreign currency exchange contracts	$—	$(2,426)	$—	$(2,426)

Total Other Financial Instruments	$—	$108,508	$—	$108,508

The forward foreign currency exchange contracts outstanding at June 30, 2012 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table and on the Statements of Assets and Liabilities.

22	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

The following is a reconciliation of investments for the Small Companies Fund in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Companies	Common Stock
Consumer Discretionary
Balance as of 12/31/11	$—
Realized Gains	—
Realized Losses	—
Change in Unrealized Appreciation	—
Change in Unrealized Depreciation	—
Purchases	—
Sales	—
Transfers into Level 3 (1)	186,040	(2)
Transfers out of Level 3 (1)	—
Balance as of 6/30/12	$186,040

(1)	The value of the Transfers into and out of Level 3 is measured using the fair value as of the period ended June 30, 2012.

(2)

Transferred from Level 1 to Level 3 due to the security being valued based on fair valuations determined by procedures adopted by the Board of Trustees and because there is a lack of market activity and data observed for this security.

The amount of change in net unrealized gains on the Level 3 security still held at June 30, 2012 and included in the Statements of Operations, within the sector of Consumer Discretionary, was $1,767.

23	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

The following is a reconciliation of investments for the Tax-Exempt Bond Fund in which significant unobservable inputs (Level 3) were used in determining fair value:

Tax-Exempt Bond Fund	Municipal Bonds
	Development	Education		Higher Education	Medical	Power	Utilities	Total
Balance as of 12/31/11	$181,777	$—		$990,330	$1,144,754	$619,400	$964,241	$3,900,502
Realized Gains	473	—		—	646	—	—	1,119
Realized Losses	—	—		(1,462)	—	—	—	(1,462)
Change in Unrealized Appreciation	95,609	—		5,593	101,021	—	29,309	231,532
Change in Unrealized Depreciation	—	—		—	—	—	—	—
Purchases	—	—		—	—	—	1,206,508	1,206,508
Sales	(43,692)	—		(43,956)	(20,788)	—	(1,206,508)	(1,314,944)
Transfers into Level 3 (1)	—	369,635	(2)	—	—	—	—	369,635
Transfers out of Level 3 (1)	—	—		—	—	—	—	—
Balance as of 6/30/12	$234,167	$369,635		$950,505	$1,225,633	$619,400	$993,550	$4,392,890

(1)	The value of the Transfers into and out of Level 3 is measured using the fair value as of the period ended June 30, 2012.

(2)

Transferred from Level 2 to Level 3 due to security being valued based on an evaluated price at the time of default on June 27, 2012. This fair valuation was determined by procedures adopted by the Board of Trustees and because there is a lack of market activity and data observed for this security.

The amount of change in net unrealized gains (losses) on Level 3 securities still held at June 30, 2012 and included in the Statements of Operations broken out by the sectors of Development, Education, Higher Education, Medical, Power and Utilities was $95,609, $(120,564), $5,593, $101,021, $0 and $29,309, respectively.

24	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

The following is a reconciliation of investments for the International Fund in which significant unobservable inputs (Level 3) were used in determining fair value:

International Fund	Common Stock
Materials
Balance as of 12/31/11	$13,218
Realized Gains	—
Realized Losses	—
Change in Unrealized Appreciation	—
Change in Unrealized Depreciation	(13,218)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/12	$—

The amount of change in net unrealized losses on the Level 3 security still held at June 30, 2012 and included in the Statements of Operations, within the sector of Materials, was $13,218.

(4)	Investment Security Transactions

The cost of purchases and proceeds from sales of securities, other than temporary investments in short term securities, for the six months ended June 30, 2012, were as follows:

	Purchases	Sales
Core Equity Fund	$43,001,832	$41,803,371
Small Companies Fund	75,389,818	80,169,601
Tax-Exempt Bond Fund	62,747,611	67,896,679
International Fund	60,663,871	42,002,569

(5)	Capital Share Transactions

Transactions in shares of each fund for the six months ended June 30, 2012 and the year ended December 31, 2011 were as follows:

	Core Equity Fund		Small Companies Fund
	2012	2011	2012	2011
Sold	215,834	475,905	213,770	834,746
Issued for reinvested distributions	—	164,587	—	1,204,510
Redeemed	(257,604)	(536,437)	(272,586)	(1,577,251)
Increase (decrease)	(41,770)	104,055	(58,816)	462,005

25	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

	Tax-Exempt Bond Fund		International Fund
	2012	2011	2012	2011
Sold	478,380	1,644,366	1,760,161	1,625,059
Issued for reinvested distributions	1,275,399	2,847,845	—	641,546
Redeemed	(3,644,989)	(7,552,170)	(481,231)	(1,491,664)
Increase (decrease)	(1,891,210)	(3,059,959)	1,278,930	774,941

(6)	Capital Loss Carry Over

For the period subsequent to October 31, 2011 through the fiscal year ended December 31, 2011, the following Funds incurred net capital losses, and/or Section 988 currency losses which each Fund intends to treat as having been incurred in the following fiscal year:

Amount
Core Equity Fund	$954,316
Small Companies Fund	3,617,354
International Fund	2,492,237

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were made effective for the Funds for the fiscal year ended December 31, 2011. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. As of December 31, 2011, pre-enactment capital loss carryforwards for U.S. Federal income tax purposes for the Core Equity Fund, Small Companies Fund, Tax-Exempt Bond Fund and International Fund are $10,839,789, $0, $7,429,939, and $0, respectively, which will expire as follows:

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Year of expiration:
2015	$—	—	411,406	—
2016	2,269,706	—	3,472,571	—
2017	8,570,083	—	3,545,962	—
Total	$10,839,789	—	7,429,939	—

26	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

The following Funds’ capital loss carryforwards do not expire.

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Long-Term Capital Loss Carryforward	$—	—	871,242	—
Short-Term Capital Loss Carryforward	5,733,485	—	—	1,559,480

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

The following capital loss carryforwards were utilized at December 31, 2011, for U.S. Federal income tax purposes:

Amount
Small Companies Fund	$12,965,349

(7)	Expenses and Related-Party Transactions

The Trust has a contract for investment advisory services with the Adviser. Under terms of separate agreements, Clearwater Core Equity Fund, Clearwater Small Companies Fund, Clearwater Tax-Exempt Bond Fund and Clearwater International Fund pay a fee equal to an annual rate of 0.90%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets. The Adviser is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. The Adviser has periodically reduced its management fee for each of the Funds through voluntary waivers. Effective March 15, 2012, the voluntary waivers for the Core Equity Fund and the International Fund were increased to 0.38% and 0.40%, respectively. As of June 30, 2012, the management fees paid by the Core Equity, Small Companies, Tax-Exempt Bond and International Funds net of voluntary waivers are 0.55%, 1.00%, 0.36%, and 0.64%, respectively. Effective June 30, 2012, the management fees in place, net of voluntary waivers, for the Core Equity, Small Companies, Tax-Exempt Bond, and International Funds are 0.52%, 1.00%, 0.36%, and 0.60%, respectively.

In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios.

The Adviser has entered into subadvisory contracts with independent investment advisory firms for each Fund to provide daily investment management services. The sub advisory fees are based on each subadviser’s proportional net assets it currently manages within each Fund and are paid directly by the Adviser.

The subadvisory fee for the Clearwater Core Equity Fund, payable to Parametric, Heartland, Osterweis and Knightsbridge, is equal to an annual rate of 0.15% of the portion of net assets managed, an annual rate of 0.65% of the portion of net assets managed, an annual rate of 0.75% of the portion of net assets

27	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

managed, and an annual rate of 0.75% on the first $20 million of the portion of net assets managed, decreasing to 0.50% of the portion of net assets managed in excess of $20 million, respectively.

The subadvisory fee for the Clearwater Small Companies Fund, payable to Kennedy, is equal to an annual rate of 0.85% on the first $50 million of the portion of net assets managed, decreasing to 0.80% of the portion of net assets managed in excess of $50 million. The sub advisory fee payable to Keeley is equal to a fee schedule based on an annual rate of 1.00% on the first $2 million of the portion of net assets managed, decreasing to 0.85% on the next $8 million of the portion of net assets managed, and further decreasing to 0.70% of the portion of net assets managed in excess of $10 million.

The subadvisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit, is equal to a fee schedule based on an annual rate of 0.40% on the first $20 million in net assets, decreasing to 0.20% of net assets in excess of $75 million.

The subadvisory fee for the Clearwater International Fund, payable to Parametric, is equal to an annual rate of 0.15% of the portion of net assets managed. The sub advisory fee payable to AXA Rosenberg is equal to a fee schedule based on an annual rate of 0.85% on the first $50 million of the portion of net assets managed, decreasing to 0.75% on the next $50 million of the portion of net assets managed, and further decreasing to 0.65% of the portion of net assets managed in excess of $100 million. The sub advisory fee payable to Artisan Partners is equal to an annual rate of 0.80% on the first $50 million of the portion of net assets managed, decreasing to 0.60% on the next $50 million of the portion of net assets managed, and further decreasing to 0.50% of the portion of net assets managed in excess of $100 million. The sub advisory fee payable to Eagle is equal to an annual rate of 0.60% on the first $100 million of the portion of net assets managed, decreasing to 0.50% of the portion of net assets managed in excess of $100 million.

The Adviser has also engaged FCI as a subadviser for each Fund. FCI regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by the Adviser. For its services, FCI is compensated with a subadvisory fee payable by the Adviser of 0.20% of each Fund’s net assets, paid on a quarterly basis. FCI is compensated out of the fees the Adviser receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by the Adviser. The effect of this waiver agreement is that fees paid to FCI under the subadvisory agreement would approximate the fees previously paid to FCI under a consulting agreement previously in effect between the Adviser and FCI.

(8)	Derivative Instruments

Information concerning the types of derivatives in which the International Fund invests, the objectives for using them and their related risks can be found in Note 2 (c).

28	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2012

Below are the types of derivatives in the International Fund by location as presented in the Statements of Assets and Liabilities as of June 30, 2012:

ASSETS			LIABILITIES
Derivative Type	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value	Counterparty

Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$110,934	Unrealized depreciation on forward foreign currency exchange contracts	$2,426	Northern Trust

The following tables set forth by primary risk exposure the International Fund’s net realized gain (loss) on investments and foreign currency transactions and net increase (decrease) in appreciation/depreciation by type of derivative contract for the six months ended June 30, 2012:

Derivative Type	Statements of Operations Location	Value	Derivative Type	Statements of Operations Location	Value
Forward foreign currency exchange contracts	Net realized gain on forward foreign currency exchange contracts	$58,813	Forward foreign currency exchange contracts	Net increase in appreciation on forward foreign currency exchange contracts	$106,693

Derivative transactions are measured in terms of the notional amount. The following table presents, for the International Fund, the number of transactions and average notional amounts, which is indicative of the volume of derivative activity for the six months ended June 30, 2012.

Foreign Exchange Contracts
Number of Transactions	Average Notional Amount
909	1,108,977

(9)	Subsequent Events

Management has evaluated subsequent events relating to the Funds through the date the financial statements were available to be issued, and has concluded there are no such events or transactions requiring financial statement disclosure and/or adjustments to the financial statements.

29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)(A)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
2,300	ABERCROMBIE & FITCH CO., CLASS A	$50,218	78,522
1,500	ADVANCE AUTO PARTS, INC.	53,558	102,330
6,150	AMAZON.COM, INC.(b)	274,722	1,404,352
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	56,880
3,300	AMERICAN EAGLE OUTFITTERS, INC.	33,099	65,109
1,600	AUTOLIV, INC.(c)	44,874	87,456
500	AUTOZONE, INC.(b)	32,038	183,585
4,575	BED BATH & BEYOND, INC.(b)	120,780	282,735
4,800	BEST BUY CO., INC.	84,882	100,608
1,400	BIG LOTS, INC.(b)	15,477	57,106
2,200	BORGWARNER, INC.(b)	51,799	144,298
750	BRINKER INTERNATIONAL, INC.	10,084	23,902
1,700	CABLEVISION SYSTEMS CORP. (NEW YORK GROUP), CLASS A	15,956	22,593
9,400	CAREER EDUCATION CORP.(b)	59,690	62,886
4,168	CARMAX, INC.(b)	50,984	108,118
3,500	CARNIVAL CORP.	104,772	119,945
6,043	CBS CORP., CLASS B (NON VOTING)	52,350	198,090
600	CHARTER COMMUNICATIONS, INC., CLASS A(b)	30,036	42,522
600	CHICO’S FAS, INC.	5,619	8,904
68,820	CINEMARK HOLDINGS, INC.	1,340,356	1,572,537
18,500	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A(b)	72,792	111,370
5,000	COACH, INC.	19,161	292,400
38,500	COMCAST CORP., CLASS A	607,791	1,230,845
4,600	D.R. HORTON, INC.	22,057	84,548
2,300	DARDEN RESTAURANTS, INC.	47,909	116,449
600	DECKERS OUTDOOR CORP.(b)	26,832	26,406
900	DEVRY, INC.	26,154	27,873
1,500	DICK’S SPORTING GOODS, INC.	24,802	72,000
14,821	DIRECTV, CLASS A(b)	174,284	723,561
6,700	DOLLAR TREE, INC.(b)	61,517	360,460
710	EXPEDIA, INC.	10,883	34,130
500	FAMILY DOLLAR STORES, INC.	12,652	33,240
3,000	FOOT LOCKER, INC.	40,394	91,740
51,663	FORD MOTOR CO.	250,257	495,448
4,600	GAMESTOP CORP., CLASS A	34,643	84,456
5,700	GANNETT CO., INC.	51,200	83,961
4,100	GAP (THE), INC.	58,946	112,176
2,200	GARMIN LTD.(c)	40,557	84,238
3,100	GENERAL MOTORS CO.(b)	70,663	61,132
7,500	GENTEX CORP.	106,860	156,525
3,450	GENUINE PARTS CO.	102,424	207,862
166,500	H&R BLOCK, INC.	2,380,408	2,660,670
500	HANESBRANDS, INC.(b)	10,750	13,865
6,750	HARLEY-DAVIDSON, INC.	39,546	308,678
4,300	HARMAN INTERNATIONAL INDUSTRIES, INC.	74,798	170,280
400	HASBRO, INC.	10,206	13,548
30,325	HOME DEPOT (THE), INC.	19,778	1,606,922
2,500	INTERNATIONAL GAME TECHNOLOGY	29,762	39,375
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	169,260
1,900	ITT EDUCATIONAL SERVICES, INC.(b)	88,494	115,425
1,400	JARDEN CORP.	25,277	58,828
42,980	JOHNSON CONTROLS, INC.	1,196,730	1,190,976
7,750	KOHL’S CORP.	86,000	352,548
4,200	LAMAR ADVERTISING CO., CLASS A(b)	55,664	120,120
2,338	LAS VEGAS SANDS CORP.	16,191	101,680
2,400	LEAR CORP.	100,704	90,552
2,900	LENNAR CORP., CLASS A	38,266	89,639
5,800	LIBERTY GLOBAL, INC., CLASS A(b)	103,484	287,854
9,800	LIBERTY INTERACTIVE CORP., CLASS A(b)	30,625	174,342
5,032	LIBERTY MEDIA CORP. - LIBERTY CAPITAL, CLASS A(b)	30,073	442,363
6,190	LIMITED BRANDS, INC.	70,745	263,261
1,000	LKQ CORP.(b)	24,950	33,400
12,300	LOWE’S COS., INC.	301,555	349,812
5,000	MACY’S, INC.	81,374	171,750
69,000	MADISON SQUARE GARDEN (THE) CO., CLASS A(b)	1,572,579	2,583,360

(A) Name change effective April 30, 2012. Formerly known as the Clearwater Growth Fund.
See accompanying notes to the financial statements.	30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
66,130	MARKS & SPENCER GROUP PLC ADR(c)(d)	$772,476	677,171
4,969	MARRIOTT INTERNATIONAL, INC., CLASS A	60,013	194,785
75,496	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	1,321,371	2,338,866
4,200	MATTEL, INC.	75,213	136,248
16,100	MCDONALD’S CORP.	361,811	1,425,333
3,600	MCGRAW-HILL (THE) COS., INC.	84,305	162,000
6,600	MGM RESORTS INTERNATIONAL(b)	54,922	73,656
600	MICHAEL KORS HOLDINGS LTD.(b)(c)	24,816	25,104
600	MOHAWK INDUSTRIES, INC.(b)	26,796	41,898
1,400	MORNINGSTAR, INC.	57,577	80,976
300	NETFLIX, INC.(b)	19,758	20,541
2,200	NEWELL RUBBERMAID, INC.	26,950	39,908
34,000	NEWS CORP., CLASS A	354,723	757,860
4,400	NIKE, INC., CLASS B	126,358	386,232
4,300	NORDSTROM, INC.	45,233	213,667
100	NVR, INC.(b)	51,542	85,000
3,095	OMNICOM GROUP, INC.	87,716	150,417
2,300	O’REILLY AUTOMOTIVE, INC.(b)	69,868	192,671
1,500	PANERA BREAD CO., CLASS A(b)	69,667	209,160
2,600	PETSMART, INC.	55,966	177,268
700	PRICELINE.COM, INC.(b)	120,812	465,164
14,100	PULTEGROUP, INC.(b)	58,797	150,870
700	PVH CORP.	26,253	54,453
1,500	RALPH LAUREN CORP.	31,320	210,090
3,000	REGAL ENTERTAINMENT GROUP, CLASS A	30,735	41,280
4,600	ROSS STORES, INC.	36,395	287,362
1,800	ROYAL CARIBBEAN CRUISES LTD.	22,599	46,854
600	SCRIPPS NETWORKS INTERACTIVE, INC., CLASS A	21,337	34,116
10,400	SERVICE CORP. INTERNATIONAL	74,152	128,648
2,600	SIGNET JEWELERS LTD.(c)	52,469	114,426
15,750	STARBUCKS CORP.	204,658	839,790
1,810	STARWOOD HOTELS & RESORTS WORLDWIDE, INC.	59,620	96,002
12,200	TARGET CORP.	353,659	709,918
2,300	TESLA MOTORS, INC.(b)	69,786	71,967
3,600	THOMSON REUTERS CORP.	102,096	102,420
1,900	THOR INDUSTRIES, INC.	22,316	52,079
4,200	TIFFANY & CO.	122,192	222,390
6,279	TIME WARNER CABLE, INC.	208,890	515,506
21,033	TIME WARNER, INC.	476,695	809,770
10,094	TJX COS., INC.	86,033	433,335
2,210	TRIPADVISOR, INC.(b)	42,908	98,765
2,800	TRW AUTOMOTIVE HOLDINGS CORP.(b)	87,856	102,928
2,127	URBAN OUTFITTERS, INC.(b)	37,857	58,684
1,700	VF CORP.	87,065	226,865
43,792	VIACOM, INC., CLASS B	1,892,513	2,059,100
4,000	VIRGIN MEDIA, INC.	55,548	97,560
1,966	WABCO HOLDINGS, INC.(b)	30,197	104,060
29,960	WALT DISNEY (THE) CO.	587,935	1,453,060
2,300	WHIRLPOOL CORP.	98,184	140,668
51,630	WMS INDUSTRIES, INC.(b)	994,172	1,030,018
5,475	WYNDHAM WORLDWIDE CORP.	24,501	288,752
1,600	WYNN RESORTS LTD.	42,372	165,952
9,016	YUM! BRANDS, INC.	78,831	580,811
		20,736,600	39,804,230	11.14%
Consumer Staples:
30,100	ALTRIA GROUP, INC.	137,687	1,039,955
42,775	ARCHER-DANIELS-MIDLAND CO.	1,214,214	1,262,718
4,300	BEAM, INC.	115,443	268,707
1,944	BROWN-FORMAN CORP., CLASS B	57,343	188,277
17,025	BUNGE LTD.	1,055,972	1,068,149
600	CAMPBELL SOUP CO.	16,020	20,028
4,000	CHURCH & DWIGHT CO., INC.	100,310	221,880
3,000	CLOROX (THE) CO.	154,515	217,380
32,261	COCA-COLA (THE) CO.	992,260	2,522,488
2,300	COCA-COLA ENTERPRISES, INC.	39,664	64,492
7,390	COLGATE-PALMOLIVE CO.	422,681	769,299

See accompanying notes to the financial statements.	31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
1,900	CONAGRA FOODS, INC.	$33,608	49,267
4,600	CONSTELLATION BRANDS, INC., CLASS A(b)	63,227	124,476
37,455	COSAN LTD., CLASS A(c)	519,427	475,304
7,800	COSTCO WHOLESALE CORP.	237,671	741,000
34,537	CVS CAREMARK CORP.	730,500	1,613,914
3,900	DEAN FOODS CO.(b)	59,401	66,417
16,185	DIAGEO PLC ADR(c)(d)	1,214,077	1,668,188
6,000	DR PEPPER SNAPPLE GROUP, INC.	125,060	262,500
397	ENERGIZER HOLDINGS, INC.(b)	20,533	29,874
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	202,084
6,300	FLOWERS FOODS, INC.	130,014	146,349
12,400	GENERAL MILLS, INC.	277,056	477,896
7,200	GREEN MOUNTAIN COFFEE ROASTERS, INC.(b)	185,675	156,816
3,000	H.J. HEINZ CO.	93,909	163,140
3,800	HERBALIFE LTD.(c)	52,204	183,654
1,700	HERSHEY (THE) CO.	62,742	122,451
2,400	HORMEL FOODS CORP.	43,206	73,008
1,700	INGREDION, INC.	48,104	84,184
1,600	J.M. SMUCKER (THE) CO.	64,617	120,832
2,300	KELLOGG CO.	99,285	113,459
3,650	KIMBERLY-CLARK CORP.	238,608	305,761
58,928	KRAFT FOODS, INC., CLASS A	1,496,403	2,275,799
13,400	KROGER (THE) CO.	228,089	310,746
1,374	LORILLARD, INC.	34,726	181,299
800	MCCORMICK & CO., INC. (NON VOTING)	24,815	48,520
2,200	MEAD JOHNSON NUTRITION CO.	103,422	177,122
1,800	MOLSON COORS BREWING CO., CLASS B	54,437	74,898
900	MONSTER BEVERAGE CORP.(b)	15,478	64,080
27,500	PEPSICO, INC.	1,031,385	1,943,150
30,732	PHILIP MORRIS INTERNATIONAL, INC.	270,397	2,681,674
200	POST HOLDINGS, INC.(b)	4,616	6,150
48,660	PROCTER & GAMBLE (THE) CO.	858,480	2,980,425
400	RALCORP HOLDINGS, INC.(b)	25,772	26,696
3,000	REYNOLDS AMERICAN, INC.	29,474	134,610
5,700	SMITHFIELD FOODS, INC.(b)	106,346	123,291
7,900	SYSCO CORP.	121,025	235,499
7,410	TYSON FOODS, INC., CLASS A	77,830	139,530
48,000	UNILEVER N.V. (REGISTERED)(c)	1,454,959	1,600,800
20,150	WALGREEN CO.	231,445	596,037
25,396	WAL-MART STORES, INC.	1,114,992	1,770,609
4,400	WHOLE FOODS MARKET, INC.	116,393	419,408
		16,076,460	30,614,290	8.57%
Energy:
6,742	ALPHA NATURAL RESOURCES, INC.(b)	78,506	58,723
9,446	ANADARKO PETROLEUM CORP.	319,802	625,325
3,000	APACHE CORP.	311,688	263,670
1,700	ATWOOD OCEANICS, INC.(b)	51,221	64,328
2,600	BAKER HUGHES, INC.	96,819	106,860
58,000	BP PLC ADR(c)(d)	2,621,492	2,351,320
600	CABOT OIL & GAS CORP.	20,910	23,640
4,800	CAMERON INTERNATIONAL CORP.(b)	124,988	205,008
1,500	CARBO CERAMICS, INC.	115,110	115,095
3,000	CHENIERE ENERGY, INC.(b)	36,720	44,220
129,600	CHESAPEAKE ENERGY CORP.	2,327,485	2,410,560
34,095	CHEVRON CORP.	1,499,394	3,597,023
7,200	COBALT INTERNATIONAL ENERGY, INC.(b)	63,000	169,200
1,700	CONCHO RESOURCES, INC.(b)	49,632	144,704
25,844	CONOCOPHILLIPS	473,591	1,444,163
4,531	CONSOL ENERGY, INC.	118,221	137,017
1,000	CONTINENTAL RESOURCES, INC.(b)	20,765	66,620
9,300	DENBURY RESOURCES, INC.(b)	88,950	140,523
47,230	DEVON ENERGY CORP.	3,158,798	2,738,868
3,000	DRESSER-RAND GROUP, INC.(b)	98,595	133,620
22,077	ENSCO PLC, CLASS A(c)	1,077,920	1,036,957
27,570	ENTERPRISE PRODUCTS PARTNERS L.P.	1,184,195	1,412,687
4,800	EOG RESOURCES, INC.	62,765	432,528
4,000	EQT CORP.	132,900	214,520
15,800	EXCO RESOURCES, INC.(b)	116,300	119,922

See accompanying notes to the financial statements.	32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
77,651	EXXON MOBIL CORP.	$3,037,240	6,644,596
2,400	FMC TECHNOLOGIES, INC.(b)	33,690	94,152
12,158	HALLIBURTON CO.	185,917	345,166
3,100	HELMERICH & PAYNE, INC.	39,003	134,788
22,695	HESS CORP.	1,264,394	986,098
4,000	HOLLYFRONTIER CORP.	52,098	141,720
53,282	KINDER MORGAN, INC.	1,503,289	1,716,746
2,200	KOSMOS ENERGY LTD.(b)	24,640	24,310
25,695	MAGELLAN MIDSTREAM PARTNERS L.P.	1,489,018	1,815,095
38,046	MARATHON OIL CORP.	884,643	972,836
16,410	MARATHON PETROLEUM CORP.	528,540	737,137
164,500	MCDERMOTT INTERNATIONAL, INC.(b)	1,874,600	1,832,530
2,400	MURPHY OIL CORP.	32,055	120,696
4,600	NABORS INDUSTRIES LTD.(b)(c)	65,274	66,240
8,722	NATIONAL OILWELL VARCO, INC.	214,854	562,046
4,200	NOBLE ENERGY, INC.	158,333	356,244
25,195	OCCIDENTAL PETROLEUM CORP.	880,741	2,160,975
3,300	OCEANEERING INTERNATIONAL, INC.	104,622	157,938
3,500	PEABODY ENERGY CORP.	69,937	85,820
13,372	PHILLIPS 66(b)	156,993	444,485
3,200	PIONEER NATURAL RESOURCES CO.	48,507	282,272
5,100	PLAINS EXPLORATION & PRODUCTION CO.(b)	137,713	179,418
56,000	QEP RESOURCES, INC.	1,966,765	1,678,320
1,200	RANGE RESOURCES CORP.	39,654	74,244
700	ROWAN COS. PLC, CLASS A(b)	19,887	22,631
12,200	SANDRIDGE ENERGY, INC.(b)	69,540	81,618
19,100	SCHLUMBERGER LTD.	491,561	1,239,781
9,300	SOUTHWESTERN ENERGY CO.(b)	163,645	296,949
10,954	SPECTRA ENERGY CORP.	155,906	318,323
2,400	SUNOCO, INC.	41,965	114,000
3,900	SUPERIOR ENERGY SERVICES, INC.(b)	92,295	78,897
1,200	TESORO CORP.(b)	24,660	29,952
23,540	TIDEWATER, INC.	1,177,172	1,091,314
2,500	ULTRA PETROLEUM CORP.(b)	49,311	57,675
12,110	VALERO ENERGY CORP.	130,822	292,456
2,600	WHITING PETROLEUM CORP.(b)	73,761	106,912
7,200	WILLIAMS (THE) COS., INC.	152,628	207,504
2,400	WPX ENERGY, INC.(b)	34,284	38,832
		31,719,724	43,647,817	12.22%
Financials:
6,000	ACE LTD.(c)	317,873	444,780
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,654	120,395
9,850	AFLAC, INC.	262,100	419,512
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	111,537	152,712
4,916	ALLEGHANY CORP.(b)	1,400,737	1,670,211
2,700	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	86,630	214,569
8,300	ALLSTATE (THE) CORP.	197,623	291,247
5,700	AMERICAN CAPITAL AGENCY CORP.	170,442	191,577
18,333	AMERICAN EXPRESS CO.	546,904	1,067,164
1,800	AMERICAN FINANCIAL GROUP, INC.	29,745	70,614
94,500	AMERICAN INTERNATIONAL GROUP, INC.(b)	2,587,871	3,032,505
22,580	AMERICAN INTERNATIONAL GROUP, INC., (FRACTIONAL SHARES)(b)	-	-
3,850	AMERICAN TOWER CORP.	184,928	269,154
5,191	AMERIPRISE FINANCIAL, INC.	160,907	271,282
4,000	ANNALY CAPITAL MANAGEMENT, INC.	66,530	67,120
4,748	AON PLC(c)	110,582	222,111
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	39,421	98,065
4,800	ARCH CAPITAL GROUP LTD.(b)(c)	101,982	190,512
1,600	ARTHUR J. GALLAGHER & CO.	34,040	56,112
2,500	ASSURANT, INC.	60,538	87,100
2,000	ASSURED GUARANTY LTD.(c)	24,580	28,200
734	AVALONBAY COMMUNITIES, INC.	31,138	103,846
900	AXIS CAPITAL HOLDINGS LTD.(c)	23,391	29,295
409,100	BANK OF AMERICA CORP.	4,477,686	3,346,438
49,700	BANK OF NEW YORK MELLON (THE) CORP.	1,118,392	1,090,915
44,517	BB&T CORP.	1,066,130	1,373,349
26,000	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,101,394	2,166,580

See accompanying notes to the financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
2,500	BIOMED REALTY TRUST, INC.	$44,642	46,700
700	BLACKROCK, INC.	119,077	118,874
3,388	BOSTON PROPERTIES, INC.	171,468	367,157
2,300	BRANDYWINE REALTY TRUST	26,082	28,382
1,100	BRE PROPERTIES, INC.	25,013	55,022
900	CAMDEN PROPERTY TRUST	23,798	60,903
33,467	CAPITAL ONE FINANCIAL CORP.	1,440,404	1,829,306
16,000	CAPITALSOURCE, INC.(b)	78,090	107,520
5,300	CBL & ASSOCIATES PROPERTIES, INC.	96,937	103,562
1,000	CBOE HOLDINGS, INC.	23,780	27,680
21,400	CHARLES SCHWAB (THE) CORP.	186,608	276,702
44,600	CHIMERA INVESTMENT CORP.	134,246	105,256
2,700	CHUBB (THE) CORP.	86,607	196,614
2,100	CIT GROUP, INC.(b)	73,090	74,844
37,081	CITIGROUP, INC.	1,370,042	1,016,390
2,000	CITY NATIONAL CORP.	75,538	97,160
873	CME GROUP, INC.	180,274	234,060
1,100	CNA FINANCIAL CORP.	25,102	30,492
1,300	COMERICA, INC.	38,766	39,923
8,000	COMMONWEALTH REIT	150,356	152,960
2,200	CORPORATE OFFICE PROPERTIES TRUST	50,154	51,722
8,500	DDR CORP.(b)	119,680	124,440
800	DIGITAL REALTY TRUST, INC.	45,254	60,056
16,287	DISCOVER FINANCIAL SERVICES	233,079	563,204
5,200	DOUGLAS EMMETT, INC.(b)	61,622	120,120
3,200	DUKE REALTY CORP.	45,650	46,848
15,675	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	599,522	600,666
5,416	EQUITY RESIDENTIAL	174,162	337,742
400	ERIE INDEMNITY CO., CLASS A	26,912	28,644
900	FEDERAL REALTY INVESTMENT TRUST	48,251	93,681
5,100	FEDERATED INVESTORS, INC., CLASS B	97,600	111,435
1,600	FIDELITY NATIONAL FINANCIAL, INC., CLASS A	24,512	30,816
25,300	FIFTH THIRD BANCORP	220,963	339,020
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	66,660
30,500	FIRST HORIZON NATIONAL CORP.	193,065	263,825
95,534	FIRST HORIZON NATIONAL CORP. (FRACTIONAL SHARES)(b)	-	-
49,700	FIRST INTERSTATE BANCSYSTEM, INC.	718,027	707,728
35,690	FIRST REPUBLIC BANK(b)	1,032,094	1,199,184
3,359	FRANKLIN RESOURCES, INC.	189,834	372,815
12,300	GENERAL GROWTH PROPERTIES, INC.	210,802	222,507
66,800	GETTY REALTY CORP.	993,825	1,279,220
8,700	GOLDMAN SACHS GROUP (THE), INC.	742,546	833,982
3,500	GREENHILL & CO., INC.	106,120	124,775
700	HANOVER INSURANCE GROUP (THE), INC.	24,899	27,391
2,500	HARTFORD FINANCIAL SERVICES GROUP, INC.	35,288	44,075
1,000	HCC INSURANCE HOLDINGS, INC.	24,155	31,400
7,100	HCP, INC.	105,618	313,465
2,400	HEALTH CARE REIT, INC.	111,727	139,920
1,800	HOSPITALITY PROPERTIES TRUST	23,967	44,586
16,122	HOST HOTELS & RESORTS, INC.	138,445	255,050
678	HOWARD HUGHES (THE) CORP.(b)	20,502	41,792
10,500	HUDSON CITY BANCORP, INC.	65,625	66,885
35,000	HUNTINGTON BANCSHARES, INC.	169,771	224,000
92,570	INLAND REAL ESTATE CORP.	764,087	775,737
7,900	INTERACTIVE BROKERS GROUP, INC., CLASS A	116,348	116,288
1,300	INTERCONTINENTALEXCHANGE, INC.(b)	157,514	176,774
11,400	INVESCO LTD.	176,069	257,640
33,700	JANUS CAPITAL GROUP, INC.	222,792	263,534
700	JONES LANG LASALLE, INC.	39,951	49,259
56,346	JPMORGAN CHASE & CO.	1,370,888	2,013,243
5,900	KEYCORP	30,060	45,666
8,201	KIMCO REALTY CORP.	101,154	156,065
3,752	LEGG MASON, INC.	52,584	98,940
1,100	LIBERTY PROPERTY TRUST	24,364	40,524
1,100	LINCOLN NATIONAL CORP.	22,715	24,057
6,000	LOEWS CORP.	131,444	245,460

See accompanying notes to the financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
2,600	LPL FINANCIAL HOLDINGS, INC.	$67,938	87,802
2,000	M&T BANK CORP.	145,114	165,140
5,123	MACERICH (THE) CO.	118,219	302,513
1,500	MACK-CALI REALTY CORP.	43,032	43,605
300	MARKEL CORP.(b)	101,683	132,510
5,678	MARSH & MCLENNAN COS., INC.	135,775	183,002
1,300	MERCURY GENERAL CORP.	38,018	54,171
8,700	METLIFE, INC.	254,470	268,395
3,200	MFA FINANCIAL, INC.	24,800	25,248
2,200	MOODY’S CORP.	77,502	80,410
6,300	MORGAN STANLEY	100,359	91,917
2,400	MSCI, INC.(b)	68,930	81,648
50,300	NATIONSTAR MORTGAGE HOLDINGS, INC.(b)	709,610	1,082,456
11,049	NEW YORK COMMUNITY BANCORP, INC.	128,782	138,444
102	NORTHERN TRUST CORP.	3,787	4,694
2,200	PARTNERRE LTD.(c)	119,029	166,474
2,400	PIEDMONT OFFICE REALTY TRUST, INC., CLASS A	43,329	41,304
4,385	PLUM CREEK TIMBER CO., INC.	105,969	174,084
23,170	PNC FINANCIAL SERVICES GROUP, INC.	1,146,062	1,415,919
6,100	PRINCIPAL FINANCIAL GROUP, INC.	140,614	160,003
6,048	PROGRESSIVE (THE) CORP.	80,691	125,980
10,169	PROLOGIS, INC.	257,893	337,916
2,200	PROTECTIVE LIFE CORP.	24,849	64,702
8,500	PRUDENTIAL FINANCIAL, INC.	257,378	411,655
1,091	PUBLIC STORAGE	67,691	157,551
26,590	RAYMOND JAMES FINANCIAL, INC.	828,815	910,442
6,972	RAYONIER, INC.	104,763	313,043
2,700	REALTY INCOME CORP.	63,032	112,779
3,900	REGENCY CENTERS CORP.	90,817	185,523
30,099	REGIONS FINANCIAL CORP.	173,867	203,168
2,200	REINSURANCE GROUP OF AMERICA, INC.	105,732	117,062
2,900	RENAISSANCERE HOLDINGS LTD.(c)	136,231	220,429
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	94,028	95,256
7,500	SEI INVESTMENTS CO.	108,537	149,175
1,300	SENIOR HOUSING PROPERTIES TRUST	20,515	29,016
3,595	SIMON PROPERTY GROUP, INC.	157,583	559,598
2,200	SL GREEN REALTY CORP.	80,662	176,528
12,600	SLM CORP.	134,787	197,946
4,400	ST. JOE (THE) CO.(b)	69,320	69,564
2,900	STATE STREET CORP.	117,409	129,456
6,634	SUNTRUST BANKS, INC.	92,816	160,742
400	SVB FINANCIAL GROUP(b)	22,272	23,488
79,260	SYMETRA FINANCIAL CORP.	929,924	1,000,261
25,600	SYNOVUS FINANCIAL CORP.	49,374	50,688
6,349	T. ROWE PRICE GROUP, INC.	125,884	399,733
2,100	TAUBMAN CENTERS, INC.	60,796	162,036
12,000	TCF FINANCIAL CORP.	111,496	137,760
3,266	TD AMERITRADE HOLDING CORP.	45,983	55,522
5,100	TORCHMARK CORP.	138,962	257,805
10,688	TRAVELERS (THE) COS., INC.	378,568	682,322
30,785	U.S. BANCORP	618,521	990,046
2,400	UDR, INC.	24,876	62,016
1,100	VALIDUS HOLDINGS LTD.(c)	23,557	35,233
3,500	VENTAS, INC.	176,124	220,920
1,300	VORNADO REALTY TRUST	76,002	109,174
1,106	W.R. BERKLEY CORP.	29,276	43,045
2,900	WADDELL & REED FINANCIAL, INC., CLASS A	75,337	87,812
1,800	WASHINGTON FEDERAL, INC.	23,535	30,402
3,000	WEINGARTEN REALTY INVESTORS	51,934	79,020
77,800	WELLS FARGO & CO.	957,533	2,601,632
4,900	XL GROUP PLC(c)	95,648	103,096
3,000	ZIONS BANCORPORATION	56,955	58,260
		40,390,834	51,693,254	14.47%
Health Care:
44,965	ABBOTT LABORATORIES	1,858,140	2,898,894
8,103	AETNA, INC.	108,542	314,153
600	AGILENT TECHNOLOGIES, INC.	22,710	23,544

See accompanying notes to the financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
3,000	ALEXION PHARMACEUTICALS, INC.(b)	$58,088	297,900
5,507	ALLERGAN, INC.	201,259	509,783
2,300	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.(b)	23,230	25,139
7,200	AMERISOURCEBERGEN CORP.	115,968	283,320
16,700	AMGEN, INC.	67,746	1,219,768
5,100	BAXTER INTERNATIONAL, INC.	272,508	271,065
23,840	BAYER A.G. ADR(c)(d)	1,714,045	1,703,606
2,500	BECTON, DICKINSON AND CO.	123,650	186,875
5,750	BIOGEN IDEC, INC.(b)	72,723	830,185
202,005	BOSTON SCIENTIFIC CORP.(b)	1,353,858	1,145,368
21,200	BRISTOL-MYERS SQUIBB CO.	515,598	762,140
1,700	C.R. BARD, INC.	111,570	182,648
3,400	CARDINAL HEALTH, INC.	102,635	142,800
84,100	CAREFUSION CORP.(b)	2,085,997	2,159,688
6,436	CELGENE CORP.(b)	146,839	412,934
1,800	CERNER CORP.(b)	40,604	148,788
5,700	CIGNA CORP.	89,680	250,800
3,400	COMMUNITY HEALTH SYSTEMS, INC.(b)	58,650	95,302
20,975	COVIDIEN PLC(c)	904,883	1,122,162
1,425	DAVITA, INC.(b)	21,812	139,949
3,700	DENTSPLY INTERNATIONAL, INC.	102,582	139,897
3,800	EDWARDS LIFESCIENCES CORP.(b)	118,152	392,540
10,000	ELI LILLY & CO.	339,390	429,100
17,002	EXPRESS SCRIPTS HOLDING CO.(b)	255,105	949,222
800	FOREST LABORATORIES, INC.(b)	25,000	27,992
14,260	GILEAD SCIENCES, INC.(b)	231,726	731,253
6,900	HEALTH MANAGEMENT ASSOCIATES, INC., CLASS A(b)	44,746	54,165
68,310	HEALTHSOUTH CORP.(b)	1,240,167	1,588,891
1,900	HENRY SCHEIN, INC.(b)	86,166	149,131
1,300	HILL-ROM HOLDINGS, INC.	38,228	40,105
61,253	HOLOGIC, INC.(b)	1,056,298	1,105,004
26,110	HOSPIRA, INC.(b)	889,334	913,328
3,500	HUMAN GENOME SCIENCES, INC.(b)	25,515	45,955
3,900	HUMANA, INC.	39,107	302,016
1,400	IDEXX LABORATORIES, INC.(b)	60,410	134,582
2,300	ILLUMINA, INC.(b)	98,233	92,897
200	INTUITIVE SURGICAL, INC.(b)	109,108	110,758
66,936	JOHNSON & JOHNSON	3,070,998	4,522,196
800	LABORATORY CORP. OF AMERICA HOLDINGS(b)	18,788	74,088
1,373	LIFE TECHNOLOGIES CORP.(b)	35,179	61,771
825	LINCARE HOLDINGS, INC.	16,059	28,066
5,700	MCKESSON CORP.	202,596	534,375
11,500	MEDTRONIC, INC.	395,365	445,395
48,078	MERCK & CO., INC.	1,123,592	2,007,257
1,321	METTLER-TOLEDO INTERNATIONAL, INC.(b)	91,350	205,878
4,600	MYLAN, INC.(b)	85,192	98,302
21,945	NOVARTIS A.G. ADR(c)(d)	1,287,171	1,226,726
1,600	PATTERSON COS., INC.	29,864	55,152
3,400	PERKINELMER, INC.	53,706	87,720
2,900	PERRIGO CO.	109,545	341,997
158,050	PFIZER, INC.	1,307,120	3,635,150
19,665	QUEST DIAGNOSTICS, INC.	1,035,351	1,177,934
4,000	RESMED, INC.(b)	81,990	124,800
900	SIRONA DENTAL SYSTEMS, INC.(b)	38,745	40,509
7,839	ST. JUDE MEDICAL, INC.	226,619	312,854
7,200	STRYKER CORP.	119,192	396,720
500	SXC HEALTH SOLUTIONS CORP.(b)	27,765	49,605
22,645	TELEFLEX, INC.	1,222,836	1,379,307
7,100	TENET HEALTHCARE CORP.(b)	31,133	37,204
7,500	THERMO FISHER SCIENTIFIC, INC.	162,174	389,325
17,202	UNITEDHEALTH GROUP, INC.	273,316	1,006,317
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	87,874
29,760	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)(c)	878,700	1,332,950
5,000	VARIAN MEDICAL SYSTEMS, INC.(b)	184,300	303,850
3,000	VERTEX PHARMACEUTICALS, INC.(b)	74,805	167,760
1,900	WARNER CHILCOTT PLC, CLASS A(b)(c)	29,963	34,048
2,600	WATERS CORP.(b)	60,997	206,622
3,175	WATSON PHARMACEUTICALS, INC.(b)	79,361	234,918

See accompanying notes to the financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
9,249	WELLPOINT, INC.	$325,438	589,994
19,394	ZIMMER HOLDINGS, INC.	1,081,914	1,248,198
		28,629,948	44,778,509	12.54%
Industrials:
8,987	3M CO.	563,313	805,235
44,900	ABB LTD. ADR(b)(c)(d)	870,312	732,768
948	ACCO BRANDS CORP.(b)	3,315	9,802
22,085	AGCO CORP.(b)	860,573	1,009,947
65,065	AIR LEASE CORP.(b)	1,647,632	1,261,610
3,450	AMETEK, INC.	73,220	172,190
37,060	AVERY DENNISON CORP.	1,120,545	1,013,220
2,700	BABCOCK & WILCOX (THE) CO.(b)	35,478	66,150
1,700	BE AEROSPACE, INC.(b)	47,626	74,222
16,300	BOEING (THE) CO.	385,576	1,211,090
3,400	C.H. ROBINSON WORLDWIDE, INC.	164,205	199,002
2,200	CARLISLE COS., INC.	45,116	116,644
11,004	CATERPILLAR, INC.	295,368	934,350
2,500	CHICAGO BRIDGE & IRON CO. N.V.(c)	50,995	94,900
2,027	CON-WAY, INC.	44,529	73,195
1,400	COOPER INDUSTRIES PLC	60,725	95,452
800	COPA HOLDINGS S.A., CLASS A(c)	32,618	65,984
2,600	CORRECTIONS CORP. OF AMERICA	49,022	76,570
3,948	CRANE CO.	66,572	143,628
27,900	CSX CORP.	97,923	623,844
3,700	CUMMINS, INC.	50,756	358,567
11,163	DANAHER CORP.	255,642	581,369
7,300	DEERE & CO.	199,160	590,351
6,000	DELTA AIR LINES, INC.(b)	67,440	65,700
600	DONALDSON CO., INC.	10,200	20,022
3,325	DOVER CORP.	122,574	178,253
1,987	DUN & BRADSTREET (THE) CORP.	49,383	141,415
8,400	EATON CORP.	158,064	332,892
36,230	EMCOR GROUP, INC.	1,025,298	1,007,919
15,500	EMERSON ELECTRIC CO.	422,332	721,990
195,600	EXELIS, INC.	2,224,286	1,928,616
1,000	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	29,055	38,750
1,300	FASTENAL CO.	20,267	52,403
6,653	FEDEX CORP.	130,734	609,481
2,550	FLUOR CORP.	52,518	125,817
4,300	FORTUNE BRANDS HOME & SECURITY, INC.(b)	33,889	95,761
1,400	GATX CORP.	24,276	53,900
2,500	GENERAL CABLE CORP.(b)	60,825	64,850
2,000	GENERAL DYNAMICS CORP.	131,516	131,920
294,200	GENERAL ELECTRIC CO.	4,508,452	6,131,128
3,200	GOODRICH CORP.	95,088	406,080
1,600	HARSCO CORP.	28,236	32,608
6,600	HERTZ GLOBAL HOLDINGS, INC.(b)	37,676	84,480
9,188	HONEYWELL INTERNATIONAL, INC.	279,204	513,058
1,200	HUBBELL, INC., CLASS B	43,310	93,528
610	HUNTINGTON INGALLS INDUSTRIES, INC.(b)	14,978	24,546
2,500	IDEX CORP.	58,238	97,450
700	IHS, INC., CLASS A(b)	30,838	75,411
4,824	ILLINOIS TOOL WORKS, INC.	155,812	255,141
2,700	INGERSOLL-RAND PLC(b)(c)	105,435	113,886
1,400	IRON MOUNTAIN, INC.	31,507	46,144
28,800	ITT CORP.	517,715	506,880
2,100	J.B. HUNT TRANSPORT SERVICES, INC.	40,530	125,160
2,068	JACOBS ENGINEERING GROUP, INC.(b)	46,598	78,294
2,038	JOY GLOBAL, INC.	92,539	115,616
2,900	KANSAS CITY SOUTHERN	46,328	201,724
2,800	KBR, INC.	55,655	69,188
1,200	L-3 COMMUNICATIONS HOLDINGS, INC.	56,882	88,812
1,200	LANDSTAR SYSTEM, INC.	38,351	62,064
900	LENNOX INTERNATIONAL, INC.	26,811	41,967
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	61,306
2,600	LOCKHEED MARTIN CORP.	74,846	226,408
4,800	MANITOWOC (THE) CO., INC.	47,568	56,160

See accompanying notes to the financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
24,345	MANPOWER, INC.	$908,471	892,244
13,200	MASCO CORP.	97,548	183,084
45,800	MASTEC, INC.(b)	698,750	688,832
700	NORDSON CORP.	29,470	35,903
4,760	NORFOLK SOUTHERN CORP.	99,373	341,625
3,660	NORTHROP GRUMMAN CORP.	139,878	233,472
6,300	OSHKOSH CORP.(b)	109,053	131,985
1,100	OWENS CORNING(b)	22,578	31,394
8,389	PACCAR, INC.	91,278	328,765
2,200	PALL CORP.	55,214	120,582
2,850	PARKER HANNIFIN CORP.	123,853	219,108
2,100	PRECISION CASTPARTS CORP.	126,967	345,429
43,540	QUANTA SERVICES, INC.(b)	852,719	1,048,008
5,700	RAYTHEON CO.	160,192	322,563
5,250	ROCKWELL AUTOMATION, INC.	73,987	346,815
5,214	ROCKWELL COLLINS, INC.	154,727	257,311
600	ROPER INDUSTRIES, INC.	48,302	59,148
700	SNAP-ON, INC.	17,991	43,575
125,000	SOUTHWEST AIRLINES CO.	1,020,100	1,152,500
62,090	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	1,450,634	1,479,605
300	SPX CORP.	11,766	19,596
2,557	STANLEY BLACK & DECKER, INC.	72,048	164,569
2,000	STERICYCLE, INC.(b)	95,284	183,340
1,000	TEXTRON, INC.	24,750	24,870
10,500	TYCO INTERNATIONAL LTD.(c)	388,274	554,925
7,600	UNION PACIFIC CORP.	219,426	906,756
8,940	UNITED PARCEL SERVICE, INC., CLASS B	505,903	704,115
1,500	UNITED RENTALS, INC.(b)	51,210	51,060
16,850	UNITED TECHNOLOGIES CORP.	637,288	1,272,681
27,045	UNIVERSAL FOREST PRODUCTS, INC.	944,356	1,054,214
27,555	URS CORP.	1,168,088	961,118
2,000	USG CORP.(b)	12,350	38,100
4,100	UTI WORLDWIDE, INC.(c)	50,357	59,901
1,700	W.W. GRAINGER, INC.	74,317	325,108
700	WABTEC CORP.	25,603	54,607
1,650	WASTE CONNECTIONS, INC.	29,915	49,368
8,650	WASTE MANAGEMENT, INC.	135,675	288,910
57,600	XYLEM, INC.	1,826,023	1,449,792

		30,598,163	41,811,796	11.71%
Information Technology:
7,600	ACCENTURE PLC, CLASS A(c)	338,279	456,684
1,200	ACME PACKET, INC.(b)	24,408	22,380
5,600	ACTIVISION BLIZZARD, INC.	9,966	67,144
6,224	ADOBE SYSTEMS, INC.(b)	79,363	201,471
14,300	ADVANCED MICRO DEVICES, INC.(b)	64,278	81,939
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,920	104,775
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	216,000
5,000	ALTERA CORP.	94,155	169,200
8,600	ANALOG DEVICES, INC.	120,368	323,962
1,300	ANSYS, INC.(b)	34,888	82,043
7,800	AOL, INC.(b)	143,208	219,024
15,000	APPLE, INC.(b)	411,858	8,760,000
700	ARROW ELECTRONICS, INC.(b)	18,814	22,967
122,470	ATMEL CORP.(b)	1,127,110	820,549
46,035	ATMI, INC.(b)	896,157	946,940
1,686	AUTODESK, INC.(b)	32,709	58,993
4,066	AUTOMATIC DATA PROCESSING, INC.	132,231	226,314
62,520	AVNET, INC.(b)	2,054,962	1,929,367
64,575	BENCHMARK ELECTRONICS, INC.(b)	1,109,136	900,821
4,550	BMC SOFTWARE, INC.(b)	89,322	194,194
9,791	BROADCOM CORP., CLASS A(b)	157,386	330,936
2,180	BROADRIDGE FINANCIAL SOLUTIONS, INC.	33,318	46,369
4,200	CADENCE DESIGN SYSTEMS, INC.(b)	24,003	46,158
157,190	CISCO SYSTEMS, INC.	1,175,501	2,698,952
4,234	CITRIX SYSTEMS, INC.(b)	47,866	355,402
6,300	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	95,624	378,000
176,310	COMPUWARE CORP.(b)	1,739,108	1,637,920

See accompanying notes to the financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
6,700	CORELOGIC, INC.(b)	$76,313	122,677
55,900	CORNING, INC.	644,118	722,787
2,700	CYPRESS SEMICONDUCTOR CORP.(b)	7,419	35,694
2,950	DELL, INC.(b)	29,567	36,934
2,000	DOLBY LABORATORIES, INC., CLASS A(b)	43,420	82,600
14,300	EBAY, INC.(b)	312,035	600,743
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	56,539
2,000	ELECTRONIC ARTS, INC.(b)	24,020	24,700
34,310	EMC CORP.(b)	233,560	879,365
900	EQUINIX, INC.(b)	69,754	158,085
1,300	F5 NETWORKS, INC.(b)	30,062	129,428
6,800	FACEBOOK, INC., CLASS A(b)	216,580	211,616
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	265,892
3,950	FISERV, INC.(b)	108,063	285,269
1,400	FORTINET, INC.(b)	24,304	32,508
1,000	GLOBAL PAYMENTS, INC.	33,115	43,230
6,419	GOOGLE, INC., CLASS A(b)	2,662,092	3,723,469
2,800	HARRIS CORP.	37,337	117,180
32,227	HEWLETT-PACKARD CO.	546,705	648,085
5,200	INGRAM MICRO, INC., CLASS A(b)	68,614	90,844
125,665	INTEL CORP.	879,889	3,348,972
17,846	INTERNATIONAL BUSINESS MACHINES CORP.	1,427,365	3,490,321
5,000	INTUIT, INC.	103,285	296,750
1,900	ITRON, INC.(b)	65,968	78,356
900	JABIL CIRCUIT, INC.(b)	14,572	18,297
6,167	JUNIPER NETWORKS, INC.(b)	99,295	100,584
2,600	KLA-TENCOR CORP.	86,094	128,050
4,800	LAM RESEARCH CORP.(b)	123,706	181,152
3,700	LENDER PROCESSING SERVICES, INC.	55,722	93,536
2,000	LEXMARK INTERNATIONAL, INC., CLASS A	30,530	53,160
5,400	LINEAR TECHNOLOGY CORP.	119,475	169,182
600	LINKEDIN CORP., CLASS A(b)	45,928	63,762
23,700	LSI CORP.(b)	99,658	150,969
5,900	MARVELL TECHNOLOGY GROUP LTD.(c)	29,824	66,552
1,700	MASTERCARD, INC., CLASS A	182,283	731,187
4,400	MAXIM INTEGRATED PRODUCTS, INC.	76,114	112,816
4,200	MICROCHIP TECHNOLOGY, INC.(b)	63,988	138,936
15,300	MICRON TECHNOLOGY, INC.(b)	68,620	96,543
1,000	MICROS SYSTEMS, INC.(b)	26,215	51,200
123,950	MICROSOFT CORP.	535,441	3,791,630
6,600	MONSTER WORLDWIDE, INC.(b)	64,944	56,100
56,428	MOTOROLA SOLUTIONS, INC.	2,240,348	2,714,751
5,000	NETAPP, INC.(b)	118,626	159,100
4,800	NEUSTAR, INC., CLASS A(b)	79,848	160,320
4,800	NUANCE COMMUNICATIONS, INC.(b)	63,624	114,336
8,900	NVIDIA CORP.(b)	60,716	122,998
70,462	ORACLE CORP.	105,191	2,092,721
6,266	PAYCHEX, INC.	76,160	196,815
2,800	POLYCOM, INC.(b)	29,708	29,456
23,700	QUALCOMM, INC.	648,347	1,319,616
500	RACKSPACE HOSTING, INC.(b)	22,025	21,970
4,200	RED HAT, INC.(b)	61,669	237,216
143,880	RF MICRO DEVICES, INC.(b)	887,311	611,490
17,905	ROVI CORP.(b)	518,004	351,296
2,000	SAIC, INC.	24,560	24,240
1,900	SALESFORCE.COM, INC.(b)	86,711	262,694
5,300	SANDISK CORP.(b)	51,149	193,344
6,500	SEAGATE TECHNOLOGY PLC(c)	61,133	160,745
15,519	SYMANTEC CORP.(b)	88,098	226,733
1,500	SYNOPSYS, INC.(b)	24,907	44,145
27,870	TE CONNECTIVITY LTD.(c)	928,524	889,332
4,500	TERADATA CORP.(b)	73,317	324,045
4,400	TERADYNE, INC.(b)	40,150	61,864
17,400	TEXAS INSTRUMENTS, INC.	280,527	499,206
2,500	TRIMBLE NAVIGATION LTD.(b)	38,163	115,025
800	VERIFONE SYSTEMS, INC.(b)	25,600	26,472
7,500	VISA, INC., CLASS A	543,213	927,225
7,800	VISHAY INTERTECHNOLOGY, INC.(b)	48,931	73,554

See accompanying notes to the financial statements.	39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
557	VISHAY PRECISION GROUP, INC.(b)	$5,692	7,770
1,500	VMWARE, INC., CLASS A(b)	47,285	136,560
2,666	WEBMD HEALTH CORP.(b)	58,227	54,680
5,900	WESTERN DIGITAL CORP.(b)	91,433	179,832
110,137	XEROX CORP.	791,743	866,778
6,750	XILINX, INC.	47,180	226,598
15,940	YAHOO!, INC.(b)	136,630	252,330
7,000	ZYNGA, INC., CLASS A(b)	40,110	38,080
		28,158,340	56,507,541	15.82%
Materials:
9,600	AGNICO-EAGLE MINES LTD.(c)	444,382	388,416
3,375	AIR PRODUCTS & CHEMICALS, INC.	165,820	272,464
400	AIRGAS, INC.	16,882	33,604
1,300	ALBEMARLE CORP.	29,152	77,532
1,600	ALLEGHENY TECHNOLOGIES, INC.	39,592	51,024
1,800	ALLIED NEVADA GOLD CORP.(b)	54,252	51,084
800	APTARGROUP, INC.	27,324	40,840
1,600	ASHLAND, INC.	47,358	110,896
116,515	AURICO GOLD, INC.(b)(c)	898,676	936,076
3,064	BALL CORP.	11,968	125,777
3,000	BEMIS CO., INC.	66,889	94,020
1,300	CF INDUSTRIES HOLDINGS, INC.	124,851	251,862
1,700	CLIFFS NATURAL RESOURCES, INC.	42,764	83,793
500	COMPASS MINERALS INTERNATIONAL, INC.	27,452	38,140
42,780	CROWN HOLDINGS, INC.(b)	1,312,976	1,475,482
700	CYTEC INDUSTRIES, INC.	25,564	41,048
1,000	DOMTAR CORP.(c)	52,480	76,710
12,900	DOW CHEMICAL (THE) CO.	297,897	406,350
13,025	E.I. DU PONT DE NEMOURS & CO.	385,472	658,674
438	EAGLE MATERIALS, INC.	1,727	16,355
3,000	EASTMAN CHEMICAL CO.	58,012	151,110
4,991	ECOLAB, INC.	193,707	342,033
20,496	FREEPORT-MCMORAN COPPER & GOLD, INC.	517,188	698,299
900	GREIF, INC., CLASS A	27,104	36,900
3,290	HUNTSMAN CORP.	46,290	42,573
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	201,828
9,431	INTERNATIONAL PAPER CO.	117,152	272,650
3,600	LYONDELLBASELL INDUSTRIES N.V., CLASS A(c)	106,560	144,972
700	MARTIN MARIETTA MATERIALS, INC.	27,965	55,174
2,875	MEADWESTVACO CORP.	27,016	82,656
10,115	MONSANTO CO.	47,604	837,320
2,600	MOSAIC (THE) CO.	41,501	142,376
53,700	NEWMONT MINING CORP.	2,702,767	2,604,987
5,844	NUCOR CORP.	99,313	221,488
5,950	OWENS-ILLINOIS, INC.(b)	91,876	114,062
2,100	PACKAGING CORP. OF AMERICA	30,901	59,304
3,986	PPG INDUSTRIES, INC.	180,558	422,994
6,450	PRAXAIR, INC.	258,706	701,309
2,200	RELIANCE STEEL & ALUMINUM CO.	61,215	111,100
1,100	ROYAL GOLD, INC.	53,181	86,240
6,500	RPM INTERNATIONAL, INC.	72,503	176,800
44,045	RTI INTERNATIONAL METALS, INC.(b)	1,037,219	996,738
400	SCOTTS MIRACLE-GRO (THE) CO., CLASS A	17,101	16,448
117,000	SEALED AIR CORP.	2,307,905	1,806,480
1,585	SHERWIN-WILLIAMS (THE) CO.	72,398	209,775
3,600	SONOCO PRODUCTS CO.	74,519	108,540
3,234	SOUTHERN COPPER CORP.	38,445	101,903
8,700	STEEL DYNAMICS, INC.	95,178	102,225
1,273	SUNCOKE ENERGY, INC.(b)	8,474	18,649
1,600	TAHOE RESOURCES, INC.(b)	27,760	22,224
1,600	UNITED STATES STEEL CORP.	30,208	32,960
3,200	VALSPAR CORP.	68,240	167,968
2,100	VULCAN MATERIALS CO.	63,441	83,391
1,800	WALTER ENERGY, INC.	42,609	79,488
		12,797,325	16,483,111	4.61%

Telecommunication Services:
123,310	AT&T, INC.	2,922,790	4,397,235

See accompanying notes to the financial statements.	40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Telecommunication Services (Cont’d):
3,600	CENTURYLINK, INC.	$135,738	142,164
4,600	CROWN CASTLE INTERNATIONAL CORP.(b)	194,396	269,836
1,500	LEVEL 3 COMMUNICATIONS, INC.(b)	31,770	33,225
2,500	NII HOLDINGS, INC.(b)	25,600	25,575
500	SBA COMMUNICATIONS CORP., CLASS A(b)	26,165	28,525
37,400	SPRINT NEXTEL CORP.(b)	98,186	121,924
5,435	TELEPHONE & DATA SYSTEMS, INC.	109,150	115,711
51,483	VERIZON COMMUNICATIONS, INC.	1,529,396	2,287,904
2,618	WINDSTREAM CORP.	24,658	25,290
		5,097,849	7,447,389	2.09%
Utilities:
16,000	AES (THE) CORP.(b)	173,434	205,280
4,500	AGL RESOURCES, INC.	135,198	174,375
1,000	ALLIANT ENERGY CORP.	24,835	45,570
1,600	AMEREN CORP.	40,872	53,664
9,200	AMERICAN ELECTRIC POWER CO., INC.	289,948	367,080
44,610	AMERICAN WATER WORKS CO., INC.	1,158,849	1,529,231
2,388	AQUA AMERICA, INC.	43,288	59,604
28,070	BLACK HILLS CORP.	843,151	903,012
8,600	CALPINE CORP.(b)	57,319	141,986
5,800	CENTERPOINT ENERGY, INC.	66,308	119,886
10,200	CMS ENERGY CORP.	144,342	239,700
4,589	CONSOLIDATED EDISON, INC.	184,849	285,390
8,862	DOMINION RESOURCES, INC.	284,452	478,548
2,300	DTE ENERGY CO.	84,036	136,459
22,213	DUKE ENERGY CORP.	248,268	512,232
8,525	EDISON INTERNATIONAL	182,117	393,855
3,064	ENTERGY CORP.	60,101	208,015
6,424	EXELON CORP.	226,413	241,671
3,500	FIRSTENERGY CORP.	135,258	172,165
67,300	GENON ENERGY, INC.(b)	123,777	115,083
8,700	GREAT PLAINS ENERGY, INC.	157,250	186,267
825	INTEGRYS ENERGY GROUP, INC.	42,627	46,917
3,500	ITC HOLDINGS CORP.	154,844	241,185
1,500	NATIONAL FUEL GAS CO.	38,322	70,470
4,000	NEXTERA ENERGY, INC.	157,876	275,240
6,900	NISOURCE, INC.	111,901	170,775
4,961	NORTHEAST UTILITIES	125,492	192,537
6,200	NV ENERGY, INC.	76,954	108,996
2,400	OGE ENERGY CORP.	43,344	124,296
2,000	ONEOK, INC.	31,518	84,620
4,028	PEPCO HOLDINGS, INC.	71,539	78,828
7,700	PG&E CORP.	145,781	348,579
2,400	PINNACLE WEST CAPITAL CORP.	71,637	124,176
4,500	PPL CORP.	115,323	125,145
3,500	PROGRESS ENERGY, INC.	121,177	210,595
5,984	PUBLIC SERVICE ENTERPRISE GROUP, INC.	171,531	194,480
74,585	QUESTAR CORP.	1,282,849	1,555,843
4,800	SCANA CORP.	166,536	229,632
2,700	SEMPRA ENERGY	124,368	185,976
11,300	SOUTHERN (THE) CO.	258,573	523,190
7,600	TECO ENERGY, INC.	90,842	137,256
3,100	UGI CORP.	51,202	91,233
1,400	WESTAR ENERGY, INC.	25,767	41,930
4,820	WISCONSIN ENERGY CORP.	46,469	190,727
4,825	XCEL ENERGY, INC.	43,342	137,078
		8,233,879	12,058,777	3.38%
	Sub-total Common Stocks:	222,439,122	344,846,714	96.55%
Rights:
Health Care:
700	SANOFI - CVR(b)(c)	—	987
	Sub-total Rights:	—	987	0.00%
Warrants:
Energy:
11,136	KINDER MORGAN, INC. EXP. 5/25/17, STRIKE $40.00(b)	7,788	24,054
	Sub-total Warrants:	7,788	24,054	0.01%

See accompanying notes to the financial statements.	41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Short-Term Investments:
12,971,503	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	$12,971,503	12,971,503
	Sub-total Short-Term Investments:	12,971,503	12,971,503	3.63%
	Grand total(f)	$235,418,413	357,843,258	100.19%

Notes to Schedule of Investments:
(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Currently non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of June 30, 2012, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 5.82% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.34% of net assets.
(e)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2011, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $12,242,109 with net purchases of approximately $729,394 during the six months ended June 30, 2012. The U.S. Government Select Portfolio was formerly known as the Government Select Portfolio. This name change was effective on April 1, 2012.

(f)

At June 30, 2012, the cost for Federal income tax purposes was $235,607,608. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$129,881,369
Gross unrealized depreciation	(7,645,719)
Net unrealized appreciation	$122,235,650

See accompanying notes to the financial statements.	42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Core Equity Fund (unaudited)(A)
June 30, 2012

(A)Name change effective April 30, 2012. Formerly known as the Clearwater Growth Fund.

See accompanying notes to the financial statements.	43	(Continued)

CLEARWATER INVESTMENT TRUST
 Schedule of Investments - Clearwater Small Companies Fund (unaudited)(A)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
16,000	AMC NETWORKS, INC., CLASS A(b)	$713,381	568,800
46,700	AMERIGON, INC.(b)	728,637	536,583
20,000	ARBITRON, INC.	813,031	700,000
43,176	BELO CORP., CLASS A	275,334	278,053
57,321	BLACK DIAMOND, INC.(b)	402,211	541,683
9,011	BRAVO BRIO RESTAURANT GROUP, INC.(b)	148,590	160,666
8,632	CARIBOU COFFEE CO., INC.(b)	132,986	111,439
8,449	CEC ENTERTAINMENT, INC.	286,137	307,290
35,144	CENTURY CASINOS, INC.(b)	67,511	95,592
20,979	CHILDREN’S PLACE RETAIL STORES (THE), INC.(b)	847,012	1,045,384
47,955	COLLECTIVE BRANDS, INC.(b)	594,648	1,027,196
65,090	COOPER TIRE & RUBBER CO.	940,780	1,141,679
5,355	CORE-MARK HOLDING CO., INC.	214,078	257,790
13,520	COST PLUS, INC.(b)	296,540	297,440
162,000	DENNY’S CORP.(b)	628,669	719,280
25,039	DGSE COS., INC.(b)	64,315	186,040
8,571	E.W. SCRIPPS (THE) CO., CLASS A(b)	81,564	82,367
274,916	EXIDE TECHNOLOGIES(b)	1,729,605	923,718
59,345	EXPRESS, INC.(b)	1,027,232	1,078,299
2,602	FISHER COMMUNICATIONS, INC.(b)	76,615	77,826
27,000	GAYLORD ENTERTAINMENT CO.(b)	606,829	1,041,120
10,819	GENESCO, INC.(b)	279,690	650,763
264,575	HANCOCK FABRICS, INC.(b)	357,610	134,933
28,500	HANESBRANDS, INC.(b)	652,515	790,305
17,142	HARTE-HANKS, INC.	154,308	156,678
167,432	ICONIX BRAND GROUP, INC.(b)	2,140,289	2,925,037
28,562	KNOLOGY, INC.(b)	510,238	561,814
13,800	K-SWISS, INC., CLASS A(b)	51,271	42,504
30,000	MADISON SQUARE GARDEN (THE) CO., CLASS A(b)	574,737	1,123,200
179,899	MAIDENFORM BRANDS, INC.(b)	4,377,449	3,583,588
59,000	MARCUS CORP.	703,807	811,840
30,000	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	688,452	929,400
8,772	MEDIA GENERAL, INC., CLASS A(b)	32,132	40,439
120,486	OUTDOOR CHANNEL HOLDINGS, INC.	775,019	880,753
37,000	PENSKE AUTOMOTIVE GROUP, INC.	723,337	785,880
44,064	PEP BOYS-MANNY, MOE & JACK (THE)	658,819	436,234
17,000	PETSMART, INC.	364,110	1,159,060
95,726	PIER 1 IMPORTS, INC.	1,038,954	1,572,778
38,897	PINNACLE ENTERTAINMENT, INC.(b)	417,101	374,189
29,053	RED ROBIN GOURMET BURGERS, INC.(b)	1,020,580	886,407
22,849	RENT-A-CENTER, INC.	753,331	770,925
31,364	ROCKY BRANDS, INC.(b)	263,458	413,691
32,875	RUBY TUESDAY, INC.(b)	231,930	223,879
43,000	SALLY BEAUTY HOLDINGS, INC.(b)	366,257	1,106,820
11,193	SHILOH INDUSTRIES, INC.	121,911	128,719
8,773	STANDARD MOTOR PRODUCTS, INC.	112,643	123,524
35,319	STEINWAY MUSICAL INSTRUMENTS, INC.(b)	840,355	865,315
26,902	STONERIDGE, INC.(b)	188,698	183,203
8,635	SUMMER INFANT, INC.(b)	44,836	28,323
21,590	TANDY LEATHER FACTORY, INC.	101,958	114,427
51,670	UNIVERSAL ELECTRONICS, INC.(b)	1,321,966	680,494
15,500	VAIL RESORTS, INC.	580,317	776,240
101,857	WMS INDUSTRIES, INC.(b)	1,986,317	2,032,047
66,326	WOLVERINE WORLD WIDE, INC.	1,994,876	2,572,122
23,000	WYNDHAM WORLDWIDE CORP.	543,586	1,213,020
16,396	YOU ON DEMAND HOLDINGS, INC.(b)	107,606	81,980
		35,756,168	40,338,776	15.64%
Consumer Staples:
7,090	CENTRAL GARDEN AND PET CO.(b)	69,113	73,594
168,210	COTT CORP.(b)(c)	1,371,963	1,381,004
81,593	DARLING INTERNATIONAL, INC.(b)	1,162,842	1,345,469
12,332	FARMER BROS. CO.(b)	129,721	98,163
40,500	FLOWERS FOODS, INC.	511,723	940,815
99,855	INTER PARFUMS, INC.	1,649,104	1,724,496
68,401	MEDIFAST, INC.(b)	1,103,901	1,346,132
24,882	OMEGA PROTEIN CORP.(b)	173,897	183,131
24,304	PANTRY (THE), INC.(b)	337,131	357,269

(A) Name change effective April 30, 2012. Formerly known as the Clearwater Small Cap Fund.
See accompanying notes to the financial statements.	44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
21,140	PIZZA INN HOLDINGS, INC.(b)	$91,770	57,078
34,132	S&W SEED CO.(b)	188,548	180,558
9,830	SENECA FOODS CORP., CLASS A(b)	220,734	264,427
40,000	SNYDERS-LANCE, INC.	898,946	1,009,200
62,841	SPECTRUM BRANDS HOLDINGS, INC.(b)	1,720,974	2,046,731
15,482	SUNOPTA, INC.(b)(c)	80,249	86,854
3,289	SUSSER HOLDINGS CORP.(b)	74,364	122,252
12,500	TREEHOUSE FOODS, INC.(b)	635,809	778,625
		10,420,789	11,995,798	4.65%
Energy:
60,959	BILL BARRETT CORP.(b)	1,613,862	1,305,742
98,683	CARRIZO OIL & GAS, INC.(b)	2,937,150	2,320,037
12,000	CONTANGO OIL & GAS CO.(b)	540,846	710,400
11,000	DRIL-QUIP, INC.(b)	534,766	721,490
136,061	ENDEAVOUR INTERNATIONAL CORP.(b)	1,534,321	1,142,912
20,783	FORBES ENERGY SERVICES LTD.(b)	112,479	97,680
31,000	GULFPORT ENERGY CORP.(b)	956,318	639,530
216,467	HERCULES OFFSHORE, INC.(b)	1,119,175	766,293
132,006	KEY ENERGY SERVICES, INC.(b)	1,808,315	1,003,246
60,000	MCDERMOTT INTERNATIONAL, INC.(b)	723,512	668,400
32,000	OASIS PETROLEUM, INC.(b)	564,228	773,760
155,069	PIONEER DRILLING CO.(b)	1,393,562	1,235,900
30,000	SANCHEZ ENERGY CORP.(b)	719,336	624,000
62,003	SUPERIOR ENERGY SERVICES, INC.(b)	1,467,374	1,254,321
		16,025,244	13,263,711	5.14%
Financials:
16,648	AGREE REALTY CORP.	367,204	368,420
6,869	AMERICAN SAFETY INSURANCE HOLDINGS LTD.(b)	143,727	128,794
39,376	AMTRUST FINANCIAL SERVICES, INC.	653,867	1,169,861
27,000	ARTHUR J. GALLAGHER & CO.	562,570	946,890
20,377	ASHFORD HOSPITALITY TRUST, INC.	167,848	171,778
28,085	ASPEN INSURANCE HOLDINGS LTD.(c)	660,670	811,656
44,186	ASSOCIATED ESTATES REALTY CORP.	667,071	660,581
13,449	BERKSHIRE HILLS BANCORP, INC.	301,376	295,878
111,198	BRANDYWINE REALTY TRUST	1,250,982	1,372,183
34,559	BROOKLINE BANCORP, INC.	291,739	305,847
40,670	CAMPUS CREST COMMUNITIES, INC.	436,793	422,561
65,000	CAPITOL FEDERAL FINANCIAL, INC.	768,473	772,200
70,476	CAPLEASE, INC.(b)	142,069	292,475
35,000	CBOE HOLDINGS, INC.	848,346	968,800
63,371	CHESAPEAKE LODGING TRUST	1,003,806	1,091,249
10,499	EMC INSURANCE GROUP, INC.	225,606	212,080
48,000	EPOCH HOLDING CORP.	635,774	1,093,440
14,951	FINANCIAL INSTITUTIONS, INC.	245,255	252,373
49,000	FIRST AMERICAN FINANCIAL CORP.	686,144	831,040
13,072	FIRST FINANCIAL CORP.	389,202	379,088
87,779	FIRST MERCHANTS CORP.	581,675	1,093,726
80,000	FIRST NIAGARA FINANCIAL GROUP, INC.	765,056	612,000
15,243	FIRST PACTRUST BANCORP, INC.	193,688	180,782
12,694	FIRST POTOMAC REALTY TRUST	166,927	149,408
93,672	FIRSTMERIT CORP.	1,400,133	1,547,461
50,000	FORESTAR GROUP, INC.(b)	940,728	640,500
18,471	FRANKLIN FINANCIAL CORP.(b)	258,779	303,848
26,447	GETTY REALTY CORP.	420,989	506,460
34,617	GLADSTONE CAPITAL CORP.	267,566	273,128
4,959	GOLUB CAPITAL BDC, INC.	71,844	74,831
14,570	HALLMARK FINANCIAL SERVICES, INC.(b)	99,222	113,646
11,272	HERCULES TECHNOLOGY GROWTH CAPITAL, INC.	112,582	127,825
16,070	HERITAGE FINANCIAL CORP.	201,226	235,426
48,080	HOME FEDERAL BANCORP, INC.	611,641	504,840
16,385	HOME PROPERTIES, INC.	896,396	1,005,384
40,566	HORACE MANN EDUCATORS CORP.	535,876	709,094
3,805	HORIZON BANCORP	68,971	100,072
18,035	HUDSON PACIFIC PROPERTIES, INC.	244,782	313,989
27,515	IBERIABANK CORP.	1,325,923	1,388,132
120,837	INVESTORS BANCORP, INC.(b)	1,722,930	1,823,430
35,719	INVESTORS CAPITAL HOLDINGS LTD.(b)	151,806	146,448

See accompanying notes to the financial statements.	45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
12,142	KAISER FEDERAL FINANCIAL GROUP, INC.	$133,682	179,459
44,000	KBW, INC.	769,818	723,800
25,350	KITE REALTY GROUP TRUST	91,228	126,496
28,500	LEGG MASON, INC.	707,631	751,545
56,000	MANNING & NAPIER, INC.	703,645	796,880
117,130	MEDICAL PROPERTIES TRUST, INC.	1,097,411	1,126,791
6,600	MIDSOUTH BANCORP, INC.	97,614	92,928
126,285	MISSION WEST PROPERTIES, INC.	1,024,180	1,088,577
25,175	NATIONAL FINANCIAL PARTNERS CORP.(b)	306,911	337,345
46,937	NATIONAL RETAIL PROPERTIES, INC.	763,404	1,327,848
142,061	NGP CAPITAL RESOURCES CO.	1,348,352	1,005,792
124,833	NORTHWEST BANCSHARES, INC.	1,287,206	1,461,794
88,977	ORITANI FINANCIAL CORP.	1,138,036	1,280,379
10,928	PACIFIC CONTINENTAL CORP.	101,008	96,931
13,111	PARK STERLING CORP.(b)	80,326	61,753
16,566	PENNANTPARK INVESTMENT CORP.	174,498	171,458
108,610	PHOENIX (THE) COS., INC.(b)	263,168	200,928
39,090	PLATINUM UNDERWRITERS HOLDINGS LTD.(c)	1,199,041	1,489,329
20,107	PREFERRED APARTMENT COMMUNITIES, INC., CLASS A	122,385	141,754
51,350	PRESIDENTIAL LIFE CORP.	521,456	504,770
74,318	PRIVATEBANCORP, INC.	980,425	1,096,934
23,777	RENASANT CORP.	383,924	373,537
8,495	RETAIL OPPORTUNITY INVESTMENTS CORP.	102,766	102,450
100,066	ROCKVILLE FINANCIAL, INC.	1,032,929	1,157,764
5,386	SANDY SPRING BANCORP, INC.	94,187	96,948
8,675	SCBT FINANCIAL CORP.	264,872	305,794
26,664	SI FINANCIAL GROUP, INC.	261,875	306,636
18,411	SIMMONS FIRST NATIONAL CORP., CLASS A	474,023	428,056
15,202	SOUTHSIDE BANCSHARES, INC.	300,620	341,741
8,904	STATE BANK FINANCIAL CORP.(b)	137,186	134,985
22,505	STELLARONE CORP.	298,307	280,862
153,898	SUSQUEHANNA BANCSHARES, INC.	1,126,613	1,585,149
524,797	SYNOVUS FINANCIAL CORP.	1,137,498	1,039,098
36,500	TERRITORIAL BANCORP, INC.	585,519	831,105
82,430	UMPQUA HOLDINGS CORP.	889,164	1,084,779
17,544	UNIVEST CORP. OF PENNSYLVANIA	290,698	290,002
23,404	URSTADT BIDDLE PROPERTIES, INC., CLASS A	402,575	462,697
52,500	VIEWPOINT FINANCIAL GROUP, INC.	669,191	821,100
87,310	WALKER & DUNLOP, INC.(b)	1,030,930	1,121,934
35,240	WALTER INVESTMENT MANAGEMENT CORP.	472,218	826,026
16,560	WASHINGTON BANKING CO.	229,705	230,184
116,520	WESTFIELD FINANCIAL, INC.	1,110,631	850,596
25,000	WINTRUST FINANCIAL CORP.	855,525	887,500
		46,549,643	52,020,058	20.16%
Health Care:
5,135	ARTHROCARE CORP.(b)	135,250	150,353
14,933	BIOCLINICA, INC.(b)	70,834	72,126
30,459	CATALYST HEALTH SOLUTIONS, INC.(b)	911,286	2,846,089
31,997	CENTENE CORP.(b)	1,290,016	965,030
14,861	CONCEPTUS, INC.(b)	243,302	294,545
18,658	CRYOLIFE, INC.(b)	100,129	97,581
32,475	DGT HOLDINGS CORP.(b)	310,645	357,225
53,613	ERESEARCH TECHNOLOGY, INC.(b)	389,508	428,368
37,000	HANGER, INC.(b)	718,063	948,680
9,444	HARVARD BIOSCIENCE, INC.(b)	38,371	35,604
156,224	HEALTHSOUTH CORP.(b)	2,514,848	3,633,770
18,622	HESKA CORP.	150,934	206,704
70,231	HILL-ROM HOLDINGS, INC.	1,962,204	2,166,626
32,250	INTEGRAMED AMERICA, INC.(b)	364,283	446,662
29,304	MEDIWARE INFORMATION SYSTEMS(b)	386,395	427,838
12,057	MEDTOX SCIENTIFIC, INC.(b)	165,210	325,057
87,912	MERIT MEDICAL SYSTEMS, INC.(b)	1,232,176	1,214,065
26,594	MOLINA HEALTHCARE, INC.(b)	446,088	623,895
5,421	NUVASIVE, INC.(b)	81,355	137,477
5,347	OMNICELL, INC.(b)	83,509	78,280
52,484	ORTHOFIX INTERNATIONAL N.V.(b)(c)	1,478,794	2,164,965
36,625	PAR PHARMACEUTICAL COS., INC.(b)	1,014,715	1,323,628
22,000	PATTERSON COS., INC.	514,141	758,340

See accompanying notes to the financial statements.	46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
20,797	PDI, INC.(b)	$139,001	171,367
9,000	PERRIGO CO.	178,547	1,061,370
23,125	PHARMERICA CORP.(b)	291,212	252,525
12,951	VASCULAR SOLUTIONS, INC.(b)	141,528	162,665
20,794	WEST PHARMACEUTICAL SERVICES, INC.	775,312	1,049,889
		16,127,656	22,400,724	8.68%
Industrials:
35,540	A.O. SMITH CORP.	1,523,021	1,737,551
57,469	ACTUANT CORP., CLASS A	1,133,841	1,560,858
15,000	ACUITY BRANDS, INC.	533,328	763,650
194,014	AIR TRANSPORT SERVICES GROUP, INC.(b)	1,026,907	1,008,873
6,284	ASTRONICS CORP.(b)	130,853	177,460
55,000	AVIS BUDGET GROUP, INC.(b)	738,891	836,000
28,852	AZZ, INC.	1,029,017	1,767,473
32,000	BABCOCK & WILCOX (THE) CO.(b)	726,566	784,000
33,901	BELDEN, INC.	1,144,911	1,130,598
11,565	BREEZE-EASTERN CORP.(b)	82,719	69,621
17,655	CASCADE CORP.	744,619	830,668
69,868	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	453,121	408,728
17,079	CECO ENVIRONMENTAL CORP.	94,807	134,924
27,000	CHICAGO BRIDGE & IRON CO. N.V.(c)	486,368	1,024,920
4,386	CIRCOR INTERNATIONAL, INC.	141,041	149,519
37,000	COLFAX CORP.(b)	307,010	1,020,090
9,830	DUCOMMUN, INC.(b)	152,055	96,432
2,388	DXP ENTERPRISES, INC.(b)	36,554	99,078
10,400	ENNIS, INC.	135,022	159,952
20,000	ENPRO INDUSTRIES, INC.(b)	569,233	747,400
40,631	ESCO TECHNOLOGIES, INC.	1,403,171	1,480,594
39,700	FEDERAL SIGNAL CORP.(b)	157,076	231,848
37,000	FORTUNE BRANDS HOME & SECURITY, INC.(b)	746,845	823,990
10,372	GARDNER DENVER, INC.	245,685	548,783
143,700	GENCORP, INC.(b)	669,411	935,487
17,000	GENESEE & WYOMING, INC., CLASS A(b)	425,830	898,280
9,177	GP STRATEGIES CORP.(b)	62,336	169,499
20,576	GRAHAM CORP.	451,669	383,125
40,000	GREENBRIER COS., INC.(b)	575,947	703,200
17,417	HAWAIIAN HOLDINGS, INC.(b)	93,239	113,385
89,570	ICF INTERNATIONAL, INC.(b)	2,027,569	2,135,349
35,000	ITT CORP.	698,010	616,000
45,000	JOHN BEAN TECHNOLOGIES CORP.	604,564	610,650
11,000	JOY GLOBAL, INC.	420,752	624,030
15,000	KANSAS CITY SOUTHERN	314,929	1,043,400
24,500	L.B. FOSTER CO., CLASS A	563,464	700,945
7,858	LYDALL, INC.(b)	62,301	106,240
25,500	MACQUARIE INFRASTRUCTURE CO. LLC	695,627	848,895
16,638	MIDDLEBY CORP.(b)	770,000	1,657,311
58,783	POLYPORE INTERNATIONAL, INC.(b)	2,457,652	2,374,245
34,283	REGAL-BELOIT CORP.	1,884,244	2,134,460
5,025	SAIA, INC.(b)	67,935	109,997
13,458	SL INDUSTRIES, INC.(b)	166,144	177,511
14,000	SNAP-ON, INC.	638,880	871,500
39,982	SPARTON CORP.(b)	263,715	395,822
8,629	STANDEX INTERNATIONAL CORP.	205,540	367,337
30,239	TELEDYNE TECHNOLOGIES, INC.(b)	1,215,647	1,864,234
47,158	TENNANT CO.	1,761,589	1,883,962
36,500	TEREX CORP.(b)	831,385	650,795
60,333	TRIUMPH GROUP, INC.	2,633,186	3,394,938
9,777	TWIN DISC, INC.	304,493	180,777
15,637	US ECOLOGY, INC.	268,340	277,400
14,413	WABASH NATIONAL CORP.(b)	141,797	95,414
20,385	WABTEC CORP.	638,808	1,590,234
33,251	WOODWARD, INC.	930,983	1,311,419
		36,588,647	46,818,851	18.15%
Information Technology:
21,244	ACTUATE CORP.(b)	108,920	147,221
56,015	ADTRAN, INC.	1,903,896	1,691,093
13,572	ALLIANCE FIBER OPTIC PRODUCTS, INC.(b)	123,291	121,334

See accompanying notes to the financial statements.	47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
87,801	ANAREN, INC.(b)	$1,077,593	1,720,900
65,026	ANCESTRY.COM, INC.(b)	1,463,519	1,790,166
11,526	AXT, INC.(b)	43,999	45,528
18,976	BADGER METER, INC.	622,673	712,549
96,367	BRIDGELINE DIGITAL, INC.(b)	130,323	145,514
32,000	BROADRIDGE FINANCIAL SOLUTIONS, INC.	543,517	680,640
18,004	CALAMP CORP.(b)	48,393	131,969
56,172	CAMTEK LTD.(b)(c)	134,457	126,387
67,679	COGNEX CORP.	2,026,859	2,142,040
13,879	COMMTOUCH SOFTWARE LTD.(b)(c)	50,171	37,473
28,699	COMTECH TELECOMMUNICATIONS CORP.	683,576	820,217
220,605	ENTROPIC COMMUNICATIONS, INC.(b)	1,758,286	1,244,212
19,091	EVOLVING SYSTEMS, INC.	136,808	105,000
34,425	EXAR CORP.(b)	230,144	280,908
37,417	FRANKLIN WIRELESS CORP.(b)	96,203	51,635
13,660	FREQUENCY ELECTRONICS, INC.(b)	89,988	110,373
24,583	GILAT SATELLITE NETWORKS LTD.(b)(c)	81,923	76,207
17,976	GLOBAL CASH ACCESS HOLDINGS, INC.(b)	49,776	129,607
8,305	GLOBECOMM SYSTEMS, INC.(b)	109,829	84,213
158,625	GSI GROUP, INC.(b)	1,861,541	1,817,842
47,972	HACKETT GROUP (THE), INC.(b)	192,541	267,204
21,712	INTEST CORP.(b)	72,194	73,604
49,724	IPG PHOTONICS CORP.(b)	2,313,721	2,167,469
19,722	KVH INDUSTRIES, INC.(b)	192,376	246,525
134,958	LOOKSMART LTD.(b)	154,107	104,997
22,145	LTX-CREDENCE CORP.(b)	150,110	148,372
16,328	MERCURY COMPUTER SYSTEMS, INC.(b)	145,180	211,121
8,502	METHODE ELECTRONICS, INC.	91,863	72,352
45,587	MICRONETICS, INC.(b)	372,013	671,041
29,412	MIPS TECHNOLOGIES, INC.(b)	168,983	196,178
27,950	MKS INSTRUMENTS, INC.	730,125	808,594
5,244	NANOMETRICS, INC.(b)	94,200	80,548
41,800	NAPCO SECURITY TECHNOLOGIES, INC.(b)	68,377	122,892
62,929	NETGEAR, INC.(b)	2,113,728	2,171,680
64,371	NEWPORT CORP.(b)	1,056,834	773,739
13,972	NOVA MEASURING INSTRUMENTS LTD.(b)(c)	99,491	121,836
7,174	OCZ TECHNOLOGY GROUP, INC.(b)	56,155	38,022
107,274	OFFICIAL PAYMENTS HOLDINGS, INC.(b)	702,933	418,369
51,425	ONLINE RESOURCES CORP.(b)	314,418	124,963
11,478	OPLINK COMMUNICATIONS, INC.(b)	215,344	155,297
5,054	OSI SYSTEMS, INC.(b)	173,004	320,120
33,050	PARAMETRIC TECHNOLOGY CORP.(b)	715,632	692,728
37,206	PERCEPTRON, INC.(b)	216,757	205,377
56,090	QUEST SOFTWARE, INC.(b)	1,190,016	1,562,106
163,262	RF MICRO DEVICES, INC.(b)	904,841	693,864
139,414	SANMINA-SCI CORP.(b)	1,450,401	1,141,801
27,740	SELECTICA, INC.(b)	143,747	108,741
25,974	SILICON IMAGE, INC.(b)	139,451	107,532
43,988	STEEL EXCEL, INC.(b)	1,286,378	1,194,274
10,298	SUPER MICRO COMPUTER, INC.(b)	170,917	163,326
52,771	SUPPORT.COM, INC.(b)	137,869	168,339
48,814	SWK HOLDINGS CORP.(b)	35,146	41,492
95,412	SYNNEX CORP.(b)	2,824,707	3,290,760
12,887	THESTREET, INC.	25,633	19,330
53,088	TNS, INC.(b)	1,144,883	952,399
32,275	UNISYS CORP.(b)	497,934	630,976
110,640	VALUECLICK, INC.(b)	1,728,425	1,813,390
6,889	WEB.COM GROUP, INC.(b)	47,983	126,207
34,863	WESTELL TECHNOLOGIES, INC., CLASS A(b)	79,014	82,974
17,000	WRIGHT EXPRESS CORP.(b)	463,372	1,049,240
71,440	ZIX CORP.(b)	205,036	185,744
		36,261,524	37,738,551	14.63%
Materials:
11,698	A.M. CASTLE & CO.(b)	136,192	124,233
11,500	APTARGROUP, INC.	535,931	587,075
15,000	ASHLAND, INC.	551,175	1,039,650
4,400	CHASE CORP.	67,610	58,080
41,000	CHEMTURA CORP.(b)	668,992	594,500

See accompanying notes to the financial statements.	48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
19,933	CORE MOLDING TECHNOLOGIES, INC.(b)	$182,873	164,248
11,500	DELTIC TIMBER CORP.	546,288	701,270
42,949	HANDY & HARMAN LTD.(b)	304,688	578,953
39,474	INNOPHOS HOLDINGS, INC.	1,635,891	2,228,702
86,070	INNOSPEC, INC.(b)	2,442,626	2,548,533
37,317	KAPSTONE PAPER AND PACKAGING CORP.(b)	478,802	591,474
60,310	KOPPERS HOLDINGS, INC.	1,813,369	2,050,540
38,763	LANDEC CORP.(b)	249,177	331,811
29,008	LSB INDUSTRIES, INC.(b)	1,004,645	896,637
25,908	QUAKER CHEMICAL CORP.	744,044	1,197,209
19,662	STEPAN CO.	1,432,148	1,851,767
9,466	SYNALLOY CORP.	114,118	107,912
1,789	TPC GROUP, INC.(b)	64,036	66,104
61,671	US ANTIMONY CORP.(b)	144,251	249,151
19,000	W.R. GRACE & CO.(b)	465,151	958,550
52,000	ZEP, INC.	753,192	713,960
		14,335,199	17,640,359	6.84%
Utilities:
37,240	ALLETE, INC.	1,294,949	1,556,632
7,213	CHESAPEAKE UTILITIES CORP.	295,215	315,352
19,000	CLECO CORP.	470,134	794,770
24,148	CONSOLIDATED WATER CO. LTD.(c)	195,058	200,187
20,796	MIDDLESEX WATER CO.	385,266	395,124
73,192	PORTLAND GENERAL ELECTRIC CO.	1,631,886	1,951,299
39,000	QUESTAR CORP.	663,326	813,540
19,252	SOUTHWEST GAS CORP.	479,269	840,350
35,875	UIL HOLDINGS CORP.	1,113,971	1,286,478
22,495	UNITIL CORP.	530,744	596,117
20,600	WESTAR ENERGY, INC.	562,203	616,970

		7,622,021	9,366,819	3.63%
	Sub-total Common Stocks:	219,686,891	251,583,647	97.52%
Rights:
Energy:
38,070	CVR ENERGY, INC.(b)	—	—
		—	—	0.00%
	Sub-total Rights:	—	—	0.00%
Short-Term Investments:
6,746,221	NORTHERN INSTITUTIONAL FUNDS -U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(d)	6,746,221	6,746,221
	Sub-total Short-Term Investments:	6,746,221	6,746,221	2.61%
	Grand total(e)	$226,433,112	258,329,868	100.13%

Notes to Schedule of Investments:

(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Currently non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of June 30, 2012, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.92% of net assets.

(d)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2011, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $1,896,952 with net purchases of approximately $4,849,269 during the six months ended June 30, 2012. The U.S. Government Select Portfolio was formerly known as the Government Select Portfolio. This name change was effective on April 1, 2012.

(e)

At June 30, 2012, the cost for Federal income tax purposes was $226,436,917. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$44,685,330
Gross unrealized depreciation	(12,792,379)
Net unrealized appreciation	$31,892,951

See accompanying notes to the financial statements.	49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Small Companies Fund (unaudited)(A)
June 30, 2012

(A)Name change effective April 30, 2012. Formerly known as the Clearwater Small Cap Fund.

See accompanying notes to the financial statements.	50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Closed-End funds:
47,200	AMERICAN MUNI INCOME PT			$554,976	743,400
208,600	BLACKROCK LNG-TM MUN ADV			2,133,992	2,630,446
35,600	BLACKROCK MUN INC TRUST			373,567	576,364
18,200	BLACKROCK MUNI BOND TRUST			169,379	312,858
186,000	BLACKROCK MUNIHOLDINGS QU			2,175,942	2,868,120
59,500	BLACKROCK MUNIHOLDINGS QU			749,861	887,145
71,200	BLACKROCK MUNIYIELD INVES			905,807	1,164,832
81,800	BLACKROCK MUNIYIELD MI QU			981,525	1,167,286
76,179	BLACKROCK MUNIYIELD MI QU			1,014,103	1,167,824
54,700	BLACKROCK MUNIYIELD PENNS			774,527	853,867
28,100	BLACKROCK MUNIYIELD QUAL			333,747	394,805
78,300	BLACKROCK MUNIYIELD QUALI			1,032,557	1,174,500
21,837	BLACKROCK MUNIYIELD QUALI			275,930	324,498
12,500	DREYFUS STRATEGIC MUNI BD			68,613	116,000
209,000	DWS MUNICIPAL INCOME TRUS			2,278,136	3,009,600
66,800	EATON VANCE CALI MUN BOND			744,489	858,380
68,200	INVESCO MUNICIPAL PREMIUM			515,130	625,394
101,881	INVESCO QUALITY MUNI INC			1,164,128	1,463,011
95,900	INVESCO QUALITY MUNI INV			1,173,337	1,392,468
124,300	INVESCO VAN KAMPEN AD MIT			1,443,464	1,635,788
94,239	INVESCO VAN KAMPEN PENN V			1,240,054	1,451,281
37,800	INVESCO VAN KAMPEN S S MN			398,849	493,668
94,277	INVESCO VAN KAMPEN TRUST			1,342,033	1,438,667
83,800	INVESCO VAN KAMPEN TRUST			954,508	1,325,716
56,248	MANAGED DURATION INVESTME			714,557	909,530
6,500	MFS HIGH INCOME MUNICIPAL			23,108	37,570
10,299	NEUBERGER BERMAN INTMD MU			126,917	173,538
31,103	NUVEEN CAL INV QUAL MUNI			373,215	494,849
13,700	NUVEEN CAL MUNI MKT OPPOR			157,825	218,378
42,560	NUVEEN DIVIDEND ADV MUNI			523,323	635,421
13,500	NUVEEN DIVIDEND ADVANTAGE			181,771	206,145
41,700	NUVEEN DVD ADVANTAGE MUNI			475,800	631,338
30,600	NUVEEN MI PREMIUM INC MUN			404,605	458,694
44,600	NUVEEN MUNI ADVANTAGE FUN			522,316	676,582
15,500	NUVEEN NJ INV QUAL MUNI F			211,528	238,390
10,100	NUVEEN PA DVD ADV MUNI FD			127,549	150,793
48,500	NUVEEN PENN INV QUAL MUNI			673,352	766,785
27,100	NUVEEN PREMIER MUNI INC F			367,653	407,042
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,685,667
216,190	PUTNAM MUNI OPPORTUNITIES			2,450,699	2,791,013
12,700	WESTERN ASSET INTERMEDIAT			111,045	133,350
22,000	WESTERN ASSET MANAGED MUN			240,488	323,620
48,606	WESTERN ASSET MUNICIPAL P			620,291	829,704
	Sub-total Closed-End Funds			34,378,230	41,844,327	8.05%
Municipal Bonds:
750,000	ABAG CA FIN AUTH FOR NONPROFIT CORPS	9/1/2037	6.00	745,133	837,022
650,000	ABAG CA FIN AUTH FOR NONPROFIT CORPS COPS	11/1/2029	6.20	634,097	650,254
2,500,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	4.68	1,127,593	1,584,825
1,500,000	AGUA CALIENTE CA BAND OF CAHUILLA INDIANS REVENUE(c)	7/1/2018	6.00	1,474,031	1,461,525
1,145,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	1,145,000	1,246,584
550,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	4/1/2038	4.50	413,325	558,624
1,250,000	ALACHUA CNTY FL HLTH FACS AUTH	11/15/2016	7.13	1,250,000	1,260,188
500,000	ALAMEDA CA CORRIDOR TRANSPRTN AUTH	10/1/2021	5.25	496,041	500,570
500,000	ALAMEDA CA CORRIDOR TRANSPRTN AUTH(b)	10/1/2024	1.60	418,938	522,420
1,500,000	ALASKA ST HSG FIN CORP	6/1/2032	5.25	1,292,061	1,509,630
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.25	2,004,228	2,068,780

See accompanying notes to the financial statements.	51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
50,000	ALASKA ST HSG FIN CORP HOME MTGE REVENUE	12/1/2033	5.45	$50,000	50,208
325,000	ALASKA ST HSG FIN CORP HOME MTGE REVENUE	12/1/2034	5.25	324,122	329,878
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	735,495	750,255
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,139	518,255
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)(e)	12/1/2010	5.40	350,000	237,380
240,000	ALBANY NY INDL DEV AGY(e)	5/1/2016	6.50	240,000	54,000
1,025,000	ALISAL CA UNION SCH DIST(b)	8/1/2025	10.55	486,355	563,606
965,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	965,000	1,004,700
528,050	ALPHARETTA GA DEV AUTH EDLFACS REV(d)(e)	7/1/2031	6.25	513,703	369,635
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	5.63	346,977	575,310
967,916	ARIZONA HEALTH FACS AUTH REV(d)	7/1/2027	5.25	940,032	988,253
1,000,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS AUTH	10/1/2022	5.10	859,254	910,109
2,000,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,950,335	2,129,620
785,000	ARLINGTON TX SPL OBLIG	8/15/2034	5.00	821,431	816,643
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	519,102	604,770
1,500,000	ATLANTA GA WTR & WSTWTR REVENUE	11/1/2039	5.00	1,498,522	1,502,040
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,378,426	1,514,775
1,000,000	BEXAR CNTY TX HLTH FACS DEV CORP	7/1/2030	5.88	984,802	1,085,980
500,000	BEXAR CNTY TX HSG FIN CORP	1/1/2021	5.70	451,337	500,390
445,000	BEXAR CNTY TX HSG FIN CORP(e)	9/15/2021	8.75	445,000	320,769
250,000	BEXAR CNTY TX HSG FIN CORP	12/1/2021	6.50	253,561	248,595
805,000	BEXAR CNTY TX HSG FIN CORP(e)	4/1/2030	9.00	802,520	159,020
600,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	6.10	520,139	586,926
365,000	BEXAR CNTY TX HSG FIN CORP	8/1/2030	8.13	352,862	342,852
1,005,000	BEXAR CNTY TX HSG FIN CORP(e)	6/1/2031	10.50	1,005,000	200,910
885,000	BEXAR CNTY TX HSG FIN CORP	12/1/2036	9.25	864,015	575,639
500,000	BOONE CNTY MO HOSP REVENUE	8/1/2028	5.75	512,854	547,700
700,000	BOSTON MA REVENUE	10/1/2031	6.13	700,588	715,309
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	719,279	783,398
500,000	BOYNTON BEACH FLA REV	6/1/2022	5.75	500,000	501,475
500,000	BOYNTON BEACH FLA REV	6/1/2027	6.25	500,000	501,435
500,000	BRAZOS CNTY TX HLTH FACS DEV CORP	1/1/2033	5.50	504,053	525,520
1,000,000	BREA CA REDEV AGY(b)	8/1/2029	13.50	317,994	341,490
135,000	BRIDGEVILLE DE SPL OBLIG	7/1/2035	5.13	135,000	106,458
890,000	BUCKEYE OH TOBACCO SETTLEMENT FING AUTH	6/1/2024	5.13	858,875	716,210
1,000,000	BUTLER CNTY OH HOSP FACS	4/1/2036	6.38	1,038,916	1,184,460
395,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	1.01	395,000	252,350
500,000	CALIFORNIA CNTY CA TOBACCO SECURITIZATION AGY TOBACCO SETTLE	6/1/2036	5.00	495,171	396,830
145,000	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(e)	8/1/2012	4.65	144,935	72,496
385,000	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(e)	11/1/2012	4.85	383,286	192,488

See accompanying notes to the financial statements.	52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	$764,475	828,038
1,000,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	927,478	1,030,500
685,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2038	5.50	688,299	698,810
1,000,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK REVENUE	2/1/2030	6.00	1,007,817	1,092,880
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	504,561	548,740
570,000	CALIFORNIA ST MUNI FIN AUTH CHRT SCH LEASE REVENUE	9/1/2022	5.50	574,641	588,496
750,000	CALIFORNIA ST MUNI FIN AUTH EDUCTNL REVENUE	6/1/2026	5.25	743,529	711,615
500,000	CALIFORNIA ST MUNI FIN AUTH REVENUE	5/1/2025	6.88	498,928	568,065
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	2.42	1,068,735	1,369,575
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH	8/15/2028	5.50	1,000,421	1,006,290
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH	11/1/2032	5.50	1,000,975	1,011,990
195,000	CALIFORNIA ST STWD CMNTYS DEV AUTH	4/20/2036	7.00	195,000	203,773
1,155,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	1/1/2016	5.25	1,150,392	1,170,096
1,500,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	1/1/2021	6.00	1,500,000	1,602,675
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	1,000,000	1,117,880
750,000	CALIFORNIA ST STWD CMNTYS DEV AUTH SCH FAC REVENUE	7/1/2020	5.00	711,723	751,238
850,000	CALIFORNIA ST STWD CMNTYS DEV AUTH SCH FAC REVENUE	7/1/2031	6.75	850,000	923,720
750,000	CALIFORNIA ST STWD CMNTYS DEVAUTH MFH REVENUE	7/15/2032	4.70	750,000	813,322
500,000	CALIFORNIA ST STWD CMNTYS DEVAUTH REVENUE	11/15/2034	5.25	510,015	512,440
255,000	CAPITAL TRUST AGY FL MF REVENUE(e)	6/1/2013	4.75	255,000	145,355
750,000	CAPITAL TRUST AGY FL MF REVENUE(e)	6/1/2038	5.88	762,053	427,515
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	4.17	560,549	746,430
1,049,099	CARLSBAD INDL FNDTN(d)	4/15/2021	5.75	1,072,817	950,505
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,713	549,755
1,000,000	CENTER CA UNIF SCH DIST(b)	8/1/2031	12.90	327,880	333,450
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,037,109	1,161,060
500,000	CENTRL TX REGL MOBILITY AUTH REVENUE	1/1/2031	5.75	495,503	559,880
595,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	453,597	587,402
1,000,000	CHAUTAUQUA CNTY NY CAPITAL RESOURCE CORP REVENUE	11/15/2016	6.75	981,416	1,089,890
275,000	CHESTERFIELD CNTY VA INDL DEV AUTH MF REVENUE	7/1/2019	5.20	259,268	275,622
500,000	CHICAGO IL	1/1/2035	5.25	513,594	549,220
10,000	CHICAGO IL MET HSG DEV CORP	7/1/2022	6.85	10,000	10,029

See accompanying notes to the financial statements.	53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	CITIZEN POTAWATOMI NATION OK SENIOR OBLG TAX REVENUE	9/1/2016	6.50	$500,000	492,740
250,000	CLARK CNTY NV ECON DEV REVENUE	5/15/2033	5.38	251,548	253,140
355,000	CLEARWATER FL HSG AUTH	5/1/2024	5.35	266,543	345,869
685,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	677,304	752,246
500,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2031	5.50	482,757	546,060
1,000,000	CMNTY MEMORIAL HOSP DIST MO HOSP REVENUE	12/1/2034	6.68	886,912	1,093,330
260,000	COLLIER CNTY FL HSG FIN AUTH MF HSG REVENUE	8/15/2015	5.25	259,518	260,684
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	735,555	857,475
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,459,867	1,578,300
835,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	11/15/2028	6.75	835,000	955,006
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	975,665	1,057,060
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	993,663	1,038,520
350,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	12/1/2039	5.13	331,032	361,651
1,300,000	COLORADO ST HLTH FACS AUTH REVENUE	12/1/2042	5.00	1,335,798	1,329,562
635,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	635,000	659,613
790,000	COLORADO ST HSG & FIN AUTH	11/1/2029	5.50	790,000	818,835
625,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	625,041	648,325
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	3.46	561,430	663,320
1,250,000	CONNECTICUT ST DEV AUTH POLL CONTROL REVENUE	9/1/2028	5.85	1,251,601	1,260,000
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	1,061,240
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	4.63	995,042	1,049,560
480,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	5.00	480,000	516,034
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,493,010
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2042	4.15	5,000,000	5,077,850
375,000	CONNERTON W FL CDD CAPITAL IMPT REVENUE(e)	5/1/2016	5.13	374,540	143,456
500,000	COOK CNTY IL SCH DIST #83	6/1/2031	5.38	489,816	563,975
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	2.24	693,367	1,025,694
637,000	CORTLAND IL SPL TAX REVENUE	3/1/2017	5.50	633,780	411,738
790,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	766,343	792,552
750,000	CULLMAN CNTY AL HLTH CARE AUTH	2/1/2023	6.25	735,740	787,448
500,000	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	513,025	544,075
3,251,000	DALLAS TX HSG FIN CORP	10/20/2032	6.75	3,225,134	3,290,695

See accompanying notes to the financial statements.	54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	$2,039,793	2,184,180
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,015,437	1,103,390
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	489,149	545,605
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(b)	2/1/2029	11.72	362,237	419,810
500,000	DELAWARE RIVER NJ PORT AUTH	1/1/2022	5.70	500,000	501,245
440,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	440,000	479,666
142,779	DENHAM SPRINGS-LIVINGSTON LA HSG & MTGE FIN AUTH	11/1/2040	5.00	147,654	146,484
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	494,782	501,635
1,105,000	DIRECTOR OF THE ST OF NEVADA DEPT OF BUSINESS & INDUSTRY(e)	11/15/2014	6.00	1,097,305	586,744
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	549,215
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,047,630
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,072,150
3,000,000	DUBLIN CA UNIF SCH DIST(b)	8/1/2034	15.06	749,558	797,700
215,000	E BATON ROUGE LA MTGE FIN AUTH SF REVENUE	10/1/2034	5.00	215,000	229,968
550,000	E CHICAGO IN REDEV COMMISSION LAKE FRONT REDEV AREA TAX	7/15/2014	5.00	550,000	553,966
565,000	E CHICAGO IN REDEV COMMISSION LAKE FRONT REDEV AREA TAX	1/15/2015	5.25	565,000	568,396
910,000	EAST POINT GA	2/1/2026	8.00	915,911	911,356
800,000	EDEN PRAIRIE MN MF HSG REVENUE	2/20/2043	6.20	833,122	841,200
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,022,761	2,210,645
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	741,822	844,725
500,000	ELKHART CNTY IN HOSP AUTH	8/15/2020	5.25	500,000	500,860
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	4.54	499,651	718,490
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	3.73	626,642	761,896
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,080,630
500,000	ESTHERVILLE IA HOSP REVENUE	7/1/2020	6.30	500,000	502,035
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	542,385
239,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT	3/1/2036	5.13	239,000	147,018
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,014,148	1,080,440
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(e)	5/1/2013	5.75	314,118	165,416
825,000	FLAGSTAFF AZ INDL DEV AUTH	7/1/2022	5.50	764,992	823,738
1,000,000	FLORIDA ST GOVTL UTILITY AUTH UTILITY REVENUE	10/1/2037	5.00	1,052,400	1,059,200
490,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	491,626	545,816
250,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2027	5.05	250,000	276,372
375,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2033	5.45	375,000	403,646

See accompanying notes to the financial statements.	55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
1,595,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	$1,608,394	1,704,720
500,000	FLORIDA ST MID-BAY BRIDGE AUTH(b)	10/1/2021	9.78	271,006	278,090
415,000	FOREST CREEK FL CDD CAPITAL IMPT REVENUE	11/1/2013	7.00	480,690	408,746
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV	8/25/2026	8.50	1,250,000	1,317,150
1,145,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	985,120	987,230
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	981,187	1,114,820
500,000	GAINESVILLE & HALL CNTY GA DEV AUTH RETMNT CMNTY REVENUE	11/15/2029	6.38	513,991	564,395
1,241,937	GALVESTON TX MUNI UTILITY DIST #52(b)(d)	2/28/2012	1.99	1,206,508	993,550
400,000	GEISINGER PA AUTH	5/1/2037	1.08	400,000	287,752
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2031	5.13	495,558	565,205
3,000,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	3/15/2031	5.13	3,000,000	3,409,140
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2036	5.25	491,688	561,880
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,012,460
500,000	GILA CNTY AZ UNIF SCH DIST #10 PAYSON	7/1/2028	5.75	477,933	572,685
2,000,000	GLENDALE CA UNIF SCH DIST(b)	9/1/2028	11.02	732,519	822,340
445,000	HAMDEN CT FAC REVENUE	1/1/2014	6.13	442,019	445,507
1,250,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,216,293	1,324,588
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2025	6.50	1,016,807	1,044,630
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2030	6.50	1,008,383	1,038,470
500,000	HAMMOND IN REDEV DIST REVENUE	1/15/2017	6.00	500,000	517,155
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(c)	8/15/2021	6.75	1,250,000	1,369,525
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	5.71	683,127	1,032,495
500,000	HARVEY IL	12/1/2027	5.50	451,105	463,195
1,000,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE REVENUE	11/15/2023	7.88	970,520	1,049,700
1,500,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE REVENUE	11/15/2033	8.00	1,557,278	1,571,280
590,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE SENIOR LIVING REV	11/15/2029	8.75	582,131	704,708
500,000	HAWAII ST DEPT OF BUDGET & FIN SPL PURPOSE SENIOR LIVING REV	11/15/2037	5.25	507,880	512,030
1,000,000	HAWTHORNE CA SCH DIST(b)	11/1/2026	11.90	391,139	456,130
2,000,000	HAWTHORNE CA SCH DIST COPS(b)	12/1/2029	1.69	1,550,864	1,963,500
1,000,000	HEALDSBURG CA REDEV AGY TAX ALLOCATION	8/1/2034	5.38	990,367	1,118,360
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	3.31	585,612	783,400
255,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2027	5.00	256,846	276,117

See accompanying notes to the financial statements.	56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2032	5.13	$501,266	528,325
200,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	207,743	205,560
245,000	IDAHO ST HSG & FIN ASSN NONPROFIT FACS REVENUE	8/1/2017	6.25	245,000	244,037
750,000	IDAHO ST HSG & FIN ASSN NONPROFIT FACS REVENUE	7/1/2030	5.50	750,000	739,050
640,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2026	5.65	653,560	697,235
150,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2038	5.50	150,000	150,436
175,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2040	5.50	175,000	182,845
1,000,000	IDAHO WTR RESOURCE BRD WTR RES LOAN PROGRAM REVENUE	9/1/2032	5.00	997,528	1,043,710
900,000	ILLINOIS ST COPS	7/1/2017	5.80	900,000	901,080
250,000	ILLINOIS ST DEV FIN AUTH	5/15/2021	5.50	250,000	251,082
1,000,000	ILLINOIS ST FIN AUTH CHRT SCH REVENUE	10/1/2031	6.88	1,000,000	1,099,880
600,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2027	5.00	567,968	528,726
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2017	6.00	1,000,000	1,000,560
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	620,700	619,730
1,000,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2026	5.25	970,047	999,980
500,000	ILLINOIS ST FIN AUTH REVENUE	3/15/2027	5.00	516,604	535,205
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	505,034	525,290
1,500,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2036	5.25	1,474,694	1,584,150
805,000	ILLINOIS ST FIN AUTH REVENUE	2/1/2037	5.25	800,208	806,256
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	485,335	560,820
750,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(e)(f)	10/1/2027	6.13	730,795	45,000
500,000	ILLINOIS ST FIN AUTH SPORTS FAC REVENUE(c)(e)(f)	10/1/2037	6.25	484,210	30,000
1,500,000	ILLINOIS ST FIN AUTH STUDENT HSG REVENUE	10/1/2024	6.00	1,483,940	1,655,535
335,000	ILLINOIS ST HLTH FACS AUTH	5/15/2014	6.25	335,000	336,172
750,000	ILLINOIS ST HLTH FACS AUTH	8/15/2028	5.38	738,098	750,578
500,000	ILLINOIS ST HLTH FACS AUTH REVENUE	7/1/2033	6.00	505,431	511,745
2,100,000	ILLINOIS ST HLTH FACS AUTH REVENUE	8/15/2033	5.10	2,114,416	2,124,423
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	465,867	492,280
1,000,000	IMPERIAL CA CMNTY CLG DIST(b)	8/1/2040	1.12	830,444	976,650
250,000	INDEPENDENCE MO THIRTY-NINTH STREET TRANSPRTN DIST REVENUE	9/1/2032	6.88	250,000	256,842
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	490,910	559,310
750,000	INDIANA ST FIN AUTH HOSP REVENUE	5/1/2031	5.75	773,407	852,780
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,082,661	3,314,220
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	492,361	535,115
1,000,000	INDIANA ST HLTH & EDUCTNL FAC FING AUTH HOSP REVENUE	2/15/2030	5.25	750,077	1,032,220
1,315,000	INDIANA ST HLTH FAC FING AUTH	8/15/2018	5.00	1,210,493	1,319,681
6,597,987	INTERMEDIATE SCH DIST #287 MN LEASE REVENUE	11/1/2032	5.30	6,368,343	6,882,757
400,000	IOWA ST FIN AUTH SENIOR HSG REVENUE	12/1/2014	5.00	398,817	280,000

See accompanying notes to the financial statements.	57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
565,000	IOWA ST STUDENT LOAN LIQUIDITY CORP	12/1/2027	5.50	$552,933	591,222
395,000	JACKSONVILLE FL ECON DEV COMMISSION HLTH CARE FACS REVENUE	9/1/2017	6.00	395,000	449,376
2,000,000	JEFFERSON CA UNION HIGH SCH DIST SAN MATEO CNTY(b)	8/1/2031	26.18	429,785	469,980
859,000	JEFFERSON CNTY KY MTGE REVENUE	11/15/2013	6.13	859,000	861,474
940,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.00	980,181	1,014,504
200,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	209,555	213,664
1,410,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE	1/1/2016	6.20	1,371,416	1,365,176
1,250,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	1,250,000	1,317,262
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,064,610
1,000,000	KANSAS ST DEV FIN AUTH HOSP REVENUE	11/15/2029	5.50	978,055	1,154,310
500,000	KENTUCKY ST ECON DEV FIN AUTH MF HSG REVENUE	11/20/2035	5.38	500,000	538,690
450,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2039	5.15	450,000	481,194
1,980,000	KERRVILLE TX HLTH FACS DEV CORP HOSP REVENUE	8/15/2035	5.45	1,954,081	1,981,069
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	827,490
500,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2021	8.00	500,000	608,285
900,000	KLICKITAT CNTY WA PUBLIC HOSP DIST #2 HOSP REVENUE	12/1/2020	6.00	840,816	927,603
2,500,000	KOYUKUK AK REVENUE	10/1/2023	7.00	2,428,785	2,696,775
1,390,000	KREMMLING CO MEMORIAL HOSP DIST COPS	12/1/2022	6.00	1,376,753	1,493,597
1,500,000	LA MIRADA CA REDEV AGY(b)	8/15/2027	14.17	525,579	586,905
890,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	908,846	899,977
750,000	LAKESIDE 370 MO LEVEE DIST	4/1/2028	7.00	750,000	487,515
2,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,980,417	2,173,260
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,981,368	2,194,800
1,000,000	LEE CNTY FL INDL DEV AUTH	11/15/2029	5.00	832,879	971,670
1,000,000	LEHIGH CNTY PA GEN PURPOSE AUTH	12/15/2023	6.00	913,657	1,000,170
250,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.33	250,000	155,182
500,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	500,000	528,960
500,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2015	6.38	500,000	391,070
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2030	5.50	570,125	358,902
1,750,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2036	5.25	1,769,285	910,945
250,000	LOMPOC CA HLTHCARE DIST	8/1/2034	5.00	251,473	254,100
2,000,000	LOS ANGELES CA HSG AUTH	6/1/2029	5.00	1,708,373	1,957,460
1,250,000	LOUDOUN CNTY VA INDL DEV AUTH RSDL CARE FAC REVENUE	8/1/2028	6.00	1,261,289	1,314,275
500,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	500,000	541,055

See accompanying notes to the financial statements.	58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
210,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2038	5.85	$220,701	224,270
990,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	1,025,920	1,054,271
235,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	242,454	259,172
410,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	6/20/2028	8.00	410,000	392,591
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2024	6.75	509,308	530,360
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	746,699	844,358
500,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	1.01	500,000	446,660
1,000,000	LOUISIANA ST TRANSPRTN AUTH TOLL REVENUE(b)	12/1/2027	9.18	432,539	445,860
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	491,515	532,055
1,495,000	LUZERNE CNTY PA	11/1/2026	7.00	1,583,554	1,778,437
418,312	LYONS CO	11/30/2016	4.75	420,863	419,019
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,032,436	1,103,010
1,000,000	MADERA CA IRR FING AUTH REVENUE	1/1/2031	6.25	978,457	1,097,080
440,000	MADISON CNTY FL	7/1/2025	6.00	434,138	422,074
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(e)	5/1/2014	5.60	250,000	100,065
725,000	MAINE ST EDUCTNL AUTH STUDENT LOAN REVENUE	12/1/2027	5.63	725,000	808,114
1,000,000	MAINE ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2026	6.00	999,519	1,127,420
1,000,000	MAINE ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2032	7.50	1,055,393	1,202,540
1,000,000	MAINE ST TECH CLG SYS COPS	1/1/2017	5.80	1,000,000	1,004,010
1,000,000	MALTA IL TAX INCR REVENUE	12/30/2025	5.75	1,000,000	625,650
500,000	MANATEE CNTY FL SCH BRD	7/1/2031	5.63	495,642	564,160
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE	1/1/2015	6.75	496,191	481,805
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE(b)	1/1/2020	7.87	331,885	235,450
452,000	MANHATTAN IL SPL SVC AREA SPL TAX(e)	3/1/2022	5.75	452,000	124,341
500,000	MANSFIELD OH	12/1/2024	6.00	522,761	581,920
750,000	MANTECA CA FING AUTH SWR REVENUE	12/1/2033	5.00	695,437	765,262
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	378,300	299,578
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(b)	9/1/2041	22.45	64,719	44,417
1,175,000	MARTIN CNTY FL HLTH FACS AUTH	11/15/2032	5.50	1,207,814	1,264,958
750,000	MARTINEZ CA UNIF SCH DIST(b)	8/1/2035	0.87	624,838	774,308
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	500,000	555,160
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	533,360
1,000,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	1/1/2026	6.00	1,025,374	1,157,710
1,000,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	1/1/2031	6.25	1,017,807	1,162,480
500,000	MASHANTUCKET WSTRN PEQUOT TRIBE CT(c)(e)(f)	9/1/2036	5.50	509,035	195,160
1,000,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	986,777	1,127,740

See accompanying notes to the financial statements.	59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
290,000	MASSACHUSETTS ST DEV FIN AGY SENIOR LIVING FAC REVENUE	6/1/2014	6.25	$290,000	233,003
430,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2027	5.20	430,000	478,482
2,145,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	2,149,328	2,353,794
1,330,000	MASSACHUSETTS ST HLTH & EDUCTNL FACS AUTH	7/1/2013	7.30	1,330,000	1,336,331
500,000	MASSACHUSETTS ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2022	6.00	503,767	507,245
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2032	4.05	1,000,000	1,004,650
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.35	1,000,000	1,079,830
750,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2037	5.40	762,392	802,410
885,000	MASSACHUSETTS ST HSG FIN AGY	6/1/2040	5.05	885,000	941,560
1,750,000	MCALESTER OK PUBLIC WKS AUTH UTILITY SYS REVENUE(b)	2/1/2030	11.04	651,242	652,138
160,000	MEAD NE TAX INCR REVENUE(e)	7/1/2012	5.13	160,000	95,982
400,000	MEDITERRA FL S CDD CAPITAL IMPT REVENUE	5/1/2031	5.10	400,000	403,208
1,000,000	MESQUITE TX HLTH FAC DEV CORP	2/15/2025	5.50	998,114	1,019,660
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2020	8.00	1,070,000	502,911
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	6/20/2036	10.00	855,000	401,859
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2040	7.50	1,830,000	1,006,518
2,000,000	MET WASHINGTON DC ARPTS AUTH DULLES TOLL ROAD REVENUE(b)	10/1/2041	1.80	1,319,988	1,853,060
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	486,003	586,610
1,500,000	MIAMI-DADE CNTY FL SPL OBLG(b)	10/1/2026	10.87	627,641	690,210
500,000	MICHIGAN ST FIN AUTH LTD OBLGREVENUE	10/1/2021	6.00	496,450	524,175
1,000,000	MICHIGAN ST HOSP FIN AUTH	12/1/2023	6.13	989,861	1,197,100
2,500,000	MICHIGAN ST HOSP FIN AUTH	11/15/2025	5.25	2,285,936	2,503,150
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,562,064	1,732,185
625,000	MICHIGAN ST HSG DEV AUTH	10/1/2020	5.38	601,713	700,238
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,083,330
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,025,463	1,190,220
850,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)	9/1/2016	6.00	847,239	772,922
750,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	6/1/2020	6.00	744,128	784,552
475,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	9/1/2021	8.00	475,000	430,839
450,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	10/1/2023	6.25	450,000	445,653
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	508,220
305,000	MICHIGAN ST TOBACCO SETTLEMENT FIN AUTH	6/1/2022	5.13	286,897	257,002
496,000	MILLSBORO DE SPL OBLG	7/1/2036	5.45	496,000	373,389
2,500,000	MINNEAPOLIS MN MF REVENUE	11/1/2013	6.00	2,491,978	2,487,800

See accompanying notes to the financial statements.	60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
354,635	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2016	4.49	$356,313	362,738
455,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	455,000	488,938
900,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	900,000	957,816
1,000,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2029	5.00	1,000,000	1,096,260
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	973,183	1,145,060
220,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	231,759	233,409
500,000	MISSOURI ST DEV FIN BRD	11/1/2025	5.50	492,547	522,475
500,000	MISSOURI ST DEV FIN BRD	4/1/2027	6.00	501,624	510,000
500,000	MISSOURI ST DEV FIN BRD	10/1/2027	6.13	485,270	519,615
980,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2022	5.13	1,000,631	1,045,386
500,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2035	5.38	498,337	518,725
230,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.25	228,509	247,834
335,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	335,000	365,331
1,000,000	MOBERLY MO INDL DEV AUTH(e)	9/1/2024	6.00	1,016,984	260,000
1,000,000	MOHAVE CNTY AZ INDL DEV AUTH CORRNL FACS	5/1/2015	7.25	995,448	1,094,480
1,220,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	1,220,164	1,309,621
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	532,110
2,000,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE(b)	7/1/2028	9.13	845,123	820,960
1,500,000	MONTGOMERY CNTY OH HLTH CARE FACS REVENUE	9/20/2032	6.55	1,459,000	1,508,805
650,000	MONTGOMERY CNTY PA INDL DEV AUTH	2/1/2014	5.38	648,780	657,208
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	485,040
200,000	MOUNT CARBON CO MET DIST REVENUE(e)	6/1/2043	8.00	-	20,000
1,000,000	MOUNT LEBANON PA HOSP AUTH	7/1/2032	5.63	1,000,000	1,001,150
1,500,000	MOUNT VERNON IN SCH BLDG CORP	1/15/2037	5.00	1,534,229	1,540,065
500,000	N TX TOLLWAY AUTH DALLAS N TOLLWAY SYS REVENUE	1/1/2025	6.00	500,000	584,835
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2028	10.85	406,048	495,520
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,167,320
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2042	1.40	712,147	1,004,710
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,161,760
500,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2036	5.90	500,000	571,555
285,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	5.38	285,000	295,790
1,150,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	1,150,000	1,220,817
1,000,000	NEW HAMPSHIRE ST HLTH & ED FACS AUTH HLTHCARE SYS REVENUE	7/1/2042	5.00	1,023,710	1,029,360
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH HOSP REVENUE	10/1/2024	5.00	986,777	1,022,540

See accompanying notes to the financial statements.	61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	$969,384	1,129,150
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	490,296	577,180
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,107,860
745,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	745,000	807,602
635,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	662,770	705,523
750,000	NEW JERSEY ST ECON DEV AUTH	12/1/2016	5.75	750,529	750,285
500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2024	5.38	497,592	553,385
1,640,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2027	5.00	1,636,672	1,686,806
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	1,000,000	1,065,390
460,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	6.45	489,114	513,171
905,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	905,000	965,228
800,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	800,000	850,312
2,290,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	2,273,618	2,425,224
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	970,054	1,054,000
430,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	430,000	462,624
845,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	5.00	845,000	915,093
865,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	865,000	936,925
835,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	835,000	904,731
1,500,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,500,000	1,517,850
750,000	NEW ORLEANS LA SEWAGE SVC REVENUE	6/1/2024	6.00	740,542	865,500
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.00	114,821	1
70,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2015	1.20	65,818	60,948
135,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2018	1.37	120,406	63,967
70,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2038	0.37	63,055	45,818
175,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2038	0.80	141,684	73,085
320,000	NEW YORK ST DORM AUTH REVENUES	7/1/2019	6.88	320,000	321,062
1,000,000	NEW YORK ST DORM AUTH REVENUES	8/15/2024	6.45	998,518	1,006,290
1,750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	1,750,000	1,782,585
450,000	NOBLESVILLE IN REDEV AUTH ECON DEV REVENUE	2/1/2031	5.13	445,986	488,745
500,000	NORCO CA REDEV AGY	3/1/2032	5.88	492,790	537,105
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	10/1/2029	6.38	1,000,000	1,003,910
1,300,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	10/1/2035	6.63	1,300,000	1,104,948
650,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2034	5.35	650,000	703,696
735,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2039	5.45	735,000	791,588

See accompanying notes to the financial statements.	62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
1,710,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2040	5.05	$1,710,000	1,809,864
500,000	NTHRN CA GAS AUTH #1 GAS PROJ REVENUE	7/1/2027	1.03	500,000	362,015
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,015,042	1,116,760
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	3.77	1,014,660	1,419,800
1,250,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	1,242,748	1,282,475
1,200,000	OCONTO WI WTRWKS & SWR SYS REVENUE	5/1/2032	4.00	1,183,758	1,186,980
600,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	600,000	651,312
230,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.45	230,000	239,943
405,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	405,000	438,125
675,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	705,815	710,498
435,000	ONEIDA TRIBE OF INDIANS WI RETAIL SALES REVENUE(c)	2/1/2021	5.50	435,000	490,232
1,000,000	OVERLAND PARK KS TRANSPRTN DEV DIST SALES TAX REVENUE	4/1/2032	5.90	1,000,000	1,096,900
2,280,000	PACHECO CA UNION SCH DIST COPS(b)	2/1/2037	15.27	505,473	575,221
1,000,000	PALM BAY FL UTILITY REVENUE(b)	10/1/2031	11.87	326,088	386,360
250,000	PALM BEACH CNTY FL HLTH FACS AUTH	11/15/2029	5.13	249,947	250,878
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	11/15/2022	5.38	922,628	1,034,090
1,665,000	PATTERSON CA JT UNIF SCH DIST(b)	8/1/2027	12.31	629,977	797,319
750,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2027	5.25	627,928	921,375
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	0.96	500,000	283,390
1,000,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	5/1/2042	5.38	1,007,952	1,026,450
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2025	5.00	501,668	553,230
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2029	4.63	918,795	1,061,550
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2034	4.88	1,003,173	1,051,290
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	6/1/2033	2.19	691,131	996,290
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	1.17	1,521,370	1,738,346
750,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	2.01	576,194	683,190
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2038	1.44	1,090,091	1,361,775
2,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(b)	12/1/2021	8.01	1,188,606	1,347,400
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(b)	12/1/2026	11.11	2,053,997	2,301,750
950,000	PHILADELPHIA PA HOSPS & HGR EDU FACS AUTH	11/15/2023	6.63	950,000	950,504

See accompanying notes to the financial statements.	63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
3,000,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	$3,057,990	3,134,370
975,000	PIMA CNTY AZ INDL DEV AUTH CHRT SCH REVENUE	4/1/2022	5.88	975,000	1,005,186
25,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	8/1/2012	6.25	25,000	25,026
255,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2016	6.00	255,000	261,505
980,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2017	5.35	888,564	978,128
440,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	440,000	453,856
2,000,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2021	6.70	2,000,000	2,008,680
865,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2022	5.00	802,049	849,715
995,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2026	5.00	867,370	893,779
490,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	360,635	491,259
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(b)	9/1/2031	16.03	716,091	761,460
750,000	PRIV CLGS & UNIVS AUTH GA	10/1/2032	5.00	750,000	783,278
500,000	PROVIDENCE RI HSG AUTH HSG REVENUE	9/1/2027	5.00	507,849	550,060
650,000	PROVO UT CHRT SCH REVENUE	6/15/2037	5.50	511,603	587,249
1,000,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	985,121	1,108,760
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,566,094	1,744,740
1,000,000	PUERTO RICO CMWLTH	7/1/2028	6.00	989,790	1,096,100
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,570,965
5,000,000	PUERTO RICO CMWLTH	7/1/2039	5.50	5,095,823	5,131,550
1,500,000	PUERTO RICO CMWLTH	7/1/2040	6.50	1,525,341	1,724,910
1,000,000	PUERTO RICO CMWLTH AQUEDUCT & SWR AUTH REVENUE	7/1/2038	6.00	1,051,269	1,051,330
500,000	PUERTO RICO ELEC PWR AUTH PWR REVENUE	7/1/2025	0.99	500,000	395,925
750,000	PUERTO RICO PUBLIC FIN CORP	8/1/2031	5.50	750,000	800,220
1,000,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE(b)	8/1/2033	3.37	592,203	862,120
500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REVENUE	8/1/2057	1.24	500,000	285,350
750,000	QUAIL CREEK AZ CMNTY FACS DIST	7/15/2016	5.15	750,000	768,832
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,260,000	1,316,952
2,000,000	RAILSPLITTER IL TOBACCO SETTLEMENT AUTH	6/1/2024	6.25	2,034,604	2,238,300
975,000	RAMONA CA UNIF SCH DIST COPS	5/1/2032	5.00	801,225	988,309
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	2.10	687,732	914,140
1,500,000	REGL CO TRANSPRTN DIST PRIV ACTIVITY REVENUE	1/15/2034	6.00	1,485,599	1,689,210
750,000	RENO NV SPARKS INDIAN COLONY	6/1/2021	5.00	765,008	783,578
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	493,606	581,055
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	994,040	1,001,420
500,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2027	5.75	500,000	549,365
1,000,000	RICHMOND CA CMNTY REDEV AGY TAX ALLOCATION	9/1/2030	6.00	972,985	1,096,540

See accompanying notes to the financial statements.	64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	RICHMOND CA JT PWRS FING AUTH	7/1/2024	6.25	$500,000	561,005
325,000	RICHMOND IN HOSP AUTH REVENUE	1/1/2029	6.50	315,377	376,578
3,000,000	ROBLA CA SCH DIST(b)	8/1/2036	15.56	669,853	823,410
500,000	S BAYSIDE CA WST MGMT AUTH SOL WST ENTERPRISE REVENUE	9/1/2029	6.25	514,812	559,265
1,000,000	S COAST IN CONSERVANCY DIST	1/1/2028	5.25	994,692	971,100
625,000	S WSTRN IL DEV AUTH	10/1/2022	7.00	625,000	643,944
205,000	S WSTRN IL DEV AUTH	11/1/2026	5.63	203,739	171,179
1,000,000	SACRAMENTO CA CITY FING AUTH(b)	12/1/2021	7.46	618,264	648,960
250,000	SACRAMENTO CNTY CA SANTN DISTS FING AUTH REVENUE	12/1/2035	0.84	250,000	174,108
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	0.88	350,000	217,385
1,030,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	1,030,000	1,034,048
1,000,000	SAGINAW MI HOSP FIN AUTH	7/1/2030	5.00	921,824	1,040,800
190,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	186,386	200,592
500,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2040	5.88	492,893	539,480
460,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2026	6.00	341,494	471,123
500,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2038	6.00	369,979	505,285
1,000,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2039	6.25	1,018,702	1,022,840
433,830	SAINT JOSEPH CNTY IN HOSP AUTH HLTH FACS REVENUE(e)	2/15/2028	5.25	439,626	61,955
1,000,000	SAINT PAUL MN PORT AUTH	12/1/2036	5.00	975,215	1,091,800
130,817	SAINT TAMMANY PARISH LA FIN AUTH SF MTGE REVENUE	12/1/2039	5.25	133,695	135,284
1,000,000	SALEM OR HOSP FAC AUTH REVENUE	5/15/2027	5.75	1,028,383	1,050,280
500,000	SALEM OR HOSP FAC AUTH REVENUE	5/15/2032	5.63	496,719	507,535
2,000,000	SALINE CNTY MO INDL DEV AUTH HLTH FACS REVENUE	12/1/2020	5.00	1,983,058	2,059,980
500,000	SALINE CNTY MO INDL DEV AUTH HLTH FACS REVENUE	12/1/2028	5.60	489,495	520,255
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	542,045
500,000	SAN DIEGO CA REDEV AGY	9/1/2023	5.00	454,945	509,860
1,000,000	SAN FRANCISCO CITY & CNTY CA ARPTS COMMISSION	5/1/2039	6.00	1,028,141	1,160,370
250,000	SAN JOAQUIN HILLS CA TRANSPRTN CORRIDOR AGY	1/15/2030	5.25	250,000	245,498
1,000,000	SAN JOSE CA FING AUTH	5/1/2031	5.50	987,272	1,142,700
500,000	SANTA ANA CA CMNTY REDEV AGY	9/1/2022	6.00	495,291	574,100
1,000,000	SANTA BARBARA CA UNIF SCH DISTT(b)	8/1/2037	2.57	607,274	605,640
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	519,983	577,675
1,450,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2027	5.50	1,207,331	1,502,142
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(c)	10/1/2024	5.50	504,075	521,825
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	487,883	518,810
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2019	5.35	134,966	19,023

See accompanying notes to the financial statements.	65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	5.55	$556,862	63,106
530,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	523,987	581,399
230,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2032	5.50	230,000	249,260
1,500,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	11/15/2030	5.63	1,433,747	1,523,595
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	359,647	269,420
228,572	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.04	225,000	7,758
152,775	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(b)	11/15/2047	0.15	144,933	746
533,336	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2047	6.00	525,064	375,890
453,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	332,569	337,924
1,000,000	SPARKS NV REDEV AGY TAX INCR REVENUE	6/1/2020	7.25	991,115	1,060,450
1,000,000	SPARKS NV REDEV AGY TAX INCR REVENUE	1/15/2022	5.00	979,897	1,035,940
2,500,000	SULPHUR SPRINGS CA UNION SCH DIST(b)	12/1/2037	1.37	1,862,492	2,470,675
500,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2030	6.38	491,348	500,700
35,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2014	6.25	35,000	35,037
225,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2014	6.50	225,000	225,202
915,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	2/15/2016	7.25	915,000	916,382
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2019	7.75	750,000	842,205
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2026	6.00	1,026,157	1,050,840
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	5/15/2027	5.13	728,057	1,008,130
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2036	6.00	766,932	783,608
775,000	TENNESSEE ST HSG DEV AGY	7/1/2038	5.45	775,000	817,974
165,000	TENNESSEE ST HSG DEV AGY MTGE FIN	7/1/2023	5.20	165,415	168,194
700,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	700,000	753,893
250,000	TEXAS ST MUNI GAS ACQUISITION & SPLY CORP I GAS SPLY REVENUE	12/15/2026	1.76	250,000	187,888
2,000,000	TEXAS ST PRIV ACTIVITY BOND SURFACE TRANSPRTN CORP REVENUE	6/30/2033	7.50	2,054,254	2,486,220
500,000	TEXAS ST PUBLIC FIN AUTH CHRT SCH FIN CORP REVENUE	2/15/2030	6.00	500,000	567,615

See accompanying notes to the financial statements.	66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
800,000	TEXAS ST STUDENT HSG AUTH REVENUE(e)	1/1/2033	11.00	$800,000	8
1,000,000	TOBACCO SECURITIZATION AUTH MNTOBACCO SETTLEMENT REVENUE	3/1/2031	5.25	995,090	1,101,080
360,257	TODD CREEK FARMS CO MET DIST #1 WTR & WSTWTR REVENUE(d)(e)	12/1/2009	4.75	356,355	234,167
655,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	655,000	294,436
2,000,000	TORRANCE CA UNIF SCH DIST(b)	8/1/2023	9.54	1,016,588	1,284,800
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	4.95	417,329	466,420
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	11/1/2016	6.25	1,000,000	1,032,160
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2017	5.50	980,471	1,000,290
1,000,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2022	6.00	990,196	1,001,310
840,000	TRAVIS CNTY TX HSG FIN CORP(e)	6/1/2035	9.25	840,000	83,899
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	4.10	763,898	927,838
85,000	ULSTER CNTY NY INDL DEV AGY	9/15/2013	5.10	84,852	79,503
1,250,000	UPLAND CA COPS	1/1/2032	6.38	1,215,979	1,455,400
671,000	UTAH ASSOC MUNI POWER(d)	5/1/2022	4.75	671,000	619,400
600,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2018	6.38	600,000	632,022
500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2020	5.75	468,040	526,605
500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2025	6.50	500,000	532,470
1,000,000	UTAH ST HSG CORP MTGE REVENUE	7/1/2030	4.10	1,000,000	1,036,590
495,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2032	4.95	495,000	530,600
750,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	750,000	836,400
250,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2040	5.55	250,000	264,775
500,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	493,058	546,260
1,240,000	VERMONT ST EDUCTNL & HLTH BLDGS FING AGY	12/1/2027	6.13	1,223,397	1,241,897
750,000	VIRGINIA ST HSG DEV AUTH	12/1/2038	4.60	746,290	784,072
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,061,220
735,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2025	6.00	735,000	833,534
1,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2031	6.25	1,019,890	1,136,200
1,000,000	W CAMPUS HSG LLC AZ STUDENT HSG REVENUE	7/1/2025	5.00	885,755	1,006,090
230,000	W VLGS FL IMPT DIST(e)	5/1/2037	5.50	230,000	102,868
500,000	WASHINGTON ST HLTH CARE FACS AUTH	3/1/2024	6.50	480,252	593,610
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	3/1/2029	7.13	976,152	1,212,450
750,000	WASHINGTON ST HLTH CARE FACS AUTH	11/15/2031	6.13	743,620	956,355
1,000,000	WASHINGTON ST HSG FIN COMMISSION	7/15/2029	4.75	1,000,000	1,080,870
1,150,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2017	5.25	1,147,673	1,144,986
500,000	WATERLOO IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES & SVCS T	7/1/2029	5.00	500,000	532,485
70,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(e)	11/1/2012	5.00	70,000	17,504

See accompanying notes to the financial statements.	67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
445,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2039	1.14	$343,391	209,177
6,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	9,548	5,974
750,000	WAYZATA MN SENIOR HSG REVENUE	11/1/2025	5.20	737,952	757,035
1,000,000	WEST TRAVIS CNTY TX PUBLIC UTILITY AGY REVENUE	8/15/2024	5.00	1,037,648	1,038,060
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,019,584	1,243,840
400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2023	5.60	400,583	407,788
185,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/15/2023	6.00	189,648	193,427
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	1/15/2025	5.65	500,123	501,685
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2026	5.00	503,005	511,645
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,024,399	1,107,320
750,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	4/15/2033	6.40	755,076	765,480
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2034	6.75	504,336	512,750
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	12/1/2034	7.07	1,000,000	500,000
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	2/15/2040	5.00	1,028,792	1,033,140
570,000	WOODHILL TX PUBLIC FAC CORP MF REVENUE	12/1/2015	7.25	566,585	570,348
295,000	WSTRN GENERATION AGY OR COGENERATION PROJ REVENUE	1/1/2021	5.00	295,878	289,911
500,000	WYOMING CMNTY DEV AUTH STUDENTHSG REV	7/1/2031	6.25	500,000	542,610
750,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2023	5.25	757,551	830,152
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.25	355,352	141,326
	Sub-total Municipal Bonds:			455,345,040	471,948,862	90.81%
Short-Term Investments:
4,807,099	NORTHERN INSTITUTIONAL FUNDS - TAX-EXEMPT PORTFOLIO, 0.01%(g)			4,807,099	4,807,099
	Sub-total Short-Term Investments:			4,807,099	4,807,099	0.93%
	Grand total(h)			$494,530,369	518,600,288	99.79%

See accompanying notes to the financial statements.	68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

Notes to Schedule of Investments:

(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of the Funds.

(d)	This security is being fair valued according to procedures adopted by the Board of Trustees.
(e)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(f)

Restricted security that has been deemed illiquid. At June 30, 2012, the value of these restricted illiquid securities amounted to approximately $270,160 or 0.05% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.13%, 10/1/27	9/28/07	$728,963
ILLINOIS ST FIN AUTH SPORTS FAC REVENUE, 6.25%, 10/1/37	9/28/07	483,580
MASHANTUCKET WSTRN PEQUOT TRIBE CT, 5.50%, 9/1/36	7/19/06	509,675

(g)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2011, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $11,769,850 with net sales of approximately $6,962,751 during the six months ended June 30, 2012.

(h)

At June 30, 2012, the cost for Federal income tax purposes was $ 494,530,369. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$43,287,707
Gross unrealized depreciation	(19,217,788)
Net unrealized appreciation	$24,069,919

Diversification of investments representing geographic diversification, as a percentage of total invesments at fair value, is as follows:

Geographical Diversification	Percent
California	13.37%
Illinois	7.80
Texas	6.72
Florida	5.02
Ohio	4.58
Indiana	4.07
New Jersey	3.77
Arizona	3.66
Pennsylvania	3.49
Minnesota	3.39
Other	44.13
100.00%

See accompanying notes to the financial statements.	69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2012

See accompanying notes to the financial statements.	70	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
29,184	AGL ENERGY LTD.	$385,085	442,459
51,722	ALUMINA LTD.	50,177	42,463
20,015	AMCOR LTD.	65,856	145,818
46,294	AMP LTD.	141,805	183,768
13,999	ASCIANO LTD.	61,946	62,944
4,112	ASX LTD.	84,309	126,105
50,341	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	712,399	1,142,468
26,281	BENDIGO AND ADELAIDE BANK LTD.	209,666	200,272
179,910	BGP HOLDINGS PLC - (FRACTIONAL SHARES)(b)	—	—
60,950	BHP BILLITON LTD.	1,496,907	1,986,190
13,040	BORAL LTD.	38,661	39,576
24,743	BRAMBLES LTD.	117,265	156,892
2,938	CAMPBELL BROTHERS LTD.	148,345	164,548
46,333	CFS RETAIL PROPERTY TRUST GROUP	55,460	92,121
32,106	COCA-COLA AMATIL LTD.	356,114	440,839
971	COCHLEAR LTD.	35,893	65,743
29,803	COMMONWEALTH BANK OF AUSTRALIA	891,312	1,630,543
79,200	COMMONWEALTH PROPERTY OFFICE FUND	76,992	82,554
8,520	COMPUTERSHARE LTD.	47,796	65,112
23,153	CROWN LTD.	145,232	202,186
9,576	CSL LTD.	226,091	388,276
13,946	CSR LTD.	34,433	20,071
85,105	DEXUS PROPERTY GROUP	62,970	81,380
78,500	DUET GROUP	148,698	148,105
5,726	DULUXGROUP LTD.	5,840	17,717
8,477	ECHO ENTERTAINMENT GROUP LTD.	19,849	37,176
38,735	FAIRFAX MEDIA LTD.	31,235	22,170
5,300	FLIGHT CENTRE LTD.	119,015	103,707
35,021	FORTESCUE METALS GROUP LTD.	104,271	178,931
18,737	GOODMAN GROUP	48,414	71,001
35,982	GPT GROUP	55,818	121,681
14,100	GRAINCORP LTD.	136,163	138,254
34,615	HARVEY NORMAN HOLDINGS LTD.	79,261	69,696
19,665	INCITEC PIVOT LTD.	31,737	57,954
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	171,334
2,244	LEIGHTON HOLDINGS LTD.	29,819	37,816
10,015	LEND LEASE GROUP	61,130	74,318
19,437	MACQUARIE GROUP LTD.	444,824	523,179
80,948	METCASH LTD.	301,412	280,114
162,274	MIRVAC GROUP	201,904	212,455
41,258	NATIONAL AUSTRALIA BANK LTD.	706,058	1,001,680
13,623	NEWCREST MINING LTD.	389,474	317,002
41,387	ONESTEEL LTD.	67,342	37,478
5,726	ORICA LTD.	54,146	145,702
15,652	ORIGIN ENERGY LTD.	164,158	196,822
6,819	OZ MINERALS LTD.	25,768	55,316
60,703	PALADIN ENERGY LTD.(b)	104,577	79,452
416	PERPETUAL LTD.	7,027	9,826
134,432	QANTAS AIRWAYS LTD.(b)	246,320	148,958
15,800	QBE INSURANCE GROUP LTD.	218,199	217,775
11,301	QR NATIONAL LTD.	46,119	39,614
2,468	RAMSAY HEALTH CARE LTD.	49,765	57,311
8,245	RIO TINTO LTD.	321,508	484,493
22,469	SANTOS LTD.	244,511	246,693
9,824	SONIC HEALTHCARE LTD.	79,849	128,078
10,500	SP AUSNET	9,734	10,959
10,100	SPOTLESS GROUP LTD.	18,131	26,438
142,829	STOCKLAND	423,304	452,104
49,573	SUNCORP GROUP LTD.	273,388	413,609
72,377	TABCORP HOLDINGS LTD.	177,152	218,035
100,846	TATTS GROUP LTD.	225,972	271,773
84,993	TELSTRA CORP. LTD.	216,236	321,977
63,589	TOLL HOLDINGS LTD.	304,534	261,037
13,099	TRANSURBAN GROUP	36,728	76,353
49,800	TREASURY WINE ESTATES LTD.	187,576	222,794
16,997	WESFARMERS LTD.	225,362	523,116
2,560	WESFARMERS LTD. - PPS	32,507	83,044

See accompanying notes to the financial statements.	71	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
42,659	WESTFIELD GROUP	$253,085	415,494
149,713	WESTFIELD RETAIL TRUST	367,674	438,755
58,811	WESTPAC BANKING CORP.	822,201	1,279,040
9,419	WOODSIDE PETROLEUM LTD.	305,627	301,552
22,832	WOOLWORTHS LTD.	435,292	627,802
6,807	WORLEYPARSONS LTD.	151,071	176,758
		14,574,791	19,314,776	5.82%
Austria:
990	ANDRITZ A.G.	51,949	50,970
3,566	ERSTE GROUP BANK A.G.(b)	63,769	67,798
33,719	IMMOFINANZ A.G.(b)	101,097	107,342
5,700	OESTERREICHISCHE POST A.G.	185,462	191,540
5,758	OMV A.G.	186,398	180,771
3,309	RAIFFEISEN BANK INTERNATIONAL A.G.	106,621	108,382
3,016	STRABAG S.E. (BEARER)	88,668	69,182
4,299	TELEKOM AUSTRIA A.G.	49,841	42,258
915	VERBUND A.G.	30,953	20,948
1,003	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	49,973	40,524
2,303	VOESTALPINE A.G.	32,585	61,063
		947,316	940,778	0.28%
Belgium:
92,075	AGEAS	155,612	182,390
13,335	ANHEUSER-BUSCH INBEV N.V.	463,202	1,036,749
6,000	ANHEUSER-BUSCH INBEV N.V. ADR(c)	379,191	477,900
11,535	BELGACOM S.A.	365,473	327,746
1,645	COLRUYT S.A.	74,892	73,307
11,704	DELHAIZE GROUP S.A.	734,045	428,696
14,664	GROUPE BRUXELLES LAMBERT S.A.	1,208,492	996,610
2,869	KBC GROEP N.V.	50,323	60,908
400	MOBISTAR S.A.	25,537	13,681
625	SOLVAY S.A., CLASS A	36,847	61,836
1,091	UCB S.A.	30,547	55,056
2,966	UMICORE S.A.	53,114	137,118
		3,577,275	3,851,997	1.16%
Canada:
4,700	ADVANTAGE OIL & GAS LTD.(b)	36,288	13,848
2,932	AGNICO-EAGLE MINES LTD.	145,234	118,757
5,834	AGRIUM, INC.	283,282	517,003
8,200	AGRIUM, INC. (NEW YORK EXCHANGE)	423,078	725,454
6,200	ALIMENTATION COUCHE TARD, INC., CLASS B	152,414	270,730
2,400	ARC RESOURCES LTD.	48,751	53,979
3,100	ATCO LTD., CLASS I	108,608	220,067
3,700	ATHABASCA OIL CORP.(b)	40,165	40,700
4,900	AURICO GOLD, INC.(b)	43,877	39,366
12,593	BANK OF MONTREAL	453,760	695,833
20,946	BANK OF NOVA SCOTIA	628,249	1,084,968
17,364	BARRICK GOLD CORP.	572,029	654,020
3,479	BAYTEX ENERGY CORP.	151,408	146,550
7,800	BCE, INC.	164,418	321,598
12,071	BOMBARDIER, INC., CLASS B	51,169	47,659
13,183	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	220,688	436,464
11,740	CAE, INC.	85,345	114,036
2,700	CALFRAC WELL SERVICES LTD.	69,284	60,434
200	CALLOWAY REAL ESTATE INVESTMENT TRUST	5,338	5,500
12,581	CAMECO CORP.	230,040	276,412
8,340	CANADIAN IMPERIAL BANK OF COMMERCE	394,681	586,892
9,614	CANADIAN NATIONAL RAILWAY CO.	389,611	812,986
21,666	CANADIAN NATURAL RESOURCES LTD.	500,070	581,134
4,622	CANADIAN OIL SANDS LTD.	105,288	89,518
5,295	CANADIAN PACIFIC RAILWAY LTD.	198,338	388,578
4,400	CANADIAN PACIFIC RAILWAY LTD. (NEW YORK EXCHANGE)	334,828	322,344
3,600	CANADIAN TIRE CORP. LTD., CLASS A	221,051	243,541
3,700	CANADIAN UTILITIES LTD., CLASS A	191,111	241,475
5,500	CANADIAN WESTERN BANK	140,214	142,716

See accompanying notes to the financial statements.	72	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
6,200	CANFOR CORP.(b)	$68,258	73,924
5,200	CELESTICA, INC.(b)	49,092	37,793
15,213	CENOVUS ENERGY, INC.	314,780	483,652
21,519	CGI GROUP, INC., CLASS A(b)	281,908	517,168
500	CINEPLEX, INC.	14,290	15,037
3,600	COGECO CABLE, INC.	166,066	163,810
4,131	CRESCENT POINT ENERGY CORP.	136,805	154,175
4,200	DUNDEE CORP., CLASS A(b)	97,479	93,555
12,278	ELDORADO GOLD CORP.	151,008	151,217
1,200	EMPIRE CO. LTD., CLASS A	71,754	63,242
15,872	ENBRIDGE, INC.	263,158	633,833
18,102	ENCANA CORP.	408,159	376,911
5,148	ENERPLUS CORP.	95,259	66,134
349	FAIRFAX FINANCIAL HOLDINGS LTD.	107,219	138,184
4,797	FIRST QUANTUM MINERALS LTD.	101,833	84,804
1,500	FORTIS, INC.	50,986	47,570
1,165	FRANCO-NEVADA CORP.	50,098	52,679
6,300	GENWORTH MI CANADA, INC.	132,975	114,098
2,800	GEORGE WESTON LTD.	200,720	159,060
3,052	GILDAN ACTIVEWEAR, INC.	33,435	84,080
14,604	GOLDCORP, INC.	479,947	549,777
2,200	GREAT-WEST LIFECO, INC.	49,273	47,687
18,100	HUDBAY MINERALS, INC.	189,213	139,548
8,953	HUSKY ENERGY, INC.	227,518	223,786
8,203	IAMGOLD CORP.	91,103	97,001
6,504	IMPERIAL OIL LTD.	230,241	272,060
3,900	INMET MINING CORP.	192,169	159,841
1,200	INTACT FINANCIAL CORP.	73,905	74,710
8,170	IVANHOE MINES LTD.(b)	94,084	80,562
27,736	KINROSS GOLD CORP.	341,385	226,371
4,000	LINAMAR CORP.	85,282	77,472
12,588	MAGNA INTERNATIONAL, INC.	342,706	497,126
30,174	MANULIFE FINANCIAL CORP.	369,085	328,655
3,469	METHANEX CORP.	31,828	96,624
4,700	METRO, INC.	227,622	240,636
800	MORGUARD CORP.	68,102	70,714
2,810	NATIONAL BANK OF CANADA	211,249	200,833
5,100	NEW GOLD, INC.(b)	49,436	48,637
21,581	NEXEN, INC.	388,931	365,414
4,500	NUVISTA ENERGY LTD.(b)	47,576	15,867
1,641	OPEN TEXT CORP.(b)	72,477	82,213
2,800	PACIFIC RUBIALES ENERGY CORP.	80,894	59,290
2,253	PAN AMERICAN SILVER CORP.	41,183	38,126
4,900	PASON SYSTEMS, INC.	69,833	71,610
9,522	PEMBINA PIPELINE CORP.	182,001	243,339
2,100	PENGROWTH ENERGY CORP.	21,359	13,324
20,167	PENN WEST PETROLEUM LTD.	258,380	270,563
6,700	PETROBANK ENERGY & RESOURCES LTD.(b)	106,114	71,134
7,800	PETROMINERALES LTD.	129,106	88,098
17,375	POTASH CORP. OF SASKATCHEWAN, INC.	526,973	759,383
2,200	POWER CORP. OF CANADA	55,376	51,684
1,900	POWER FINANCIAL CORP.	52,280	47,492
5,400	QUEBECOR, INC., CLASS B	181,917	194,482
3,884	RESEARCH IN MOTION LTD.(b)	80,431	28,762
2,101	RITCHIE BROS AUCTIONEERS, INC.	37,504	45,025
11,804	ROGERS COMMUNICATIONS, INC., CLASS B	297,724	427,907
3,800	RONA, INC.	37,114	40,270
27,302	ROYAL BANK OF CANADA	933,280	1,398,646
7,100	SAPUTO, INC.	293,690	295,177
10,261	SHAW COMMUNICATIONS, INC., CLASS B	165,540	193,897
17,300	SHERRITT INTERNATIONAL CORP.	124,690	83,257
3,094	SHOPPERS DRUG MART CORP.	130,456	124,741
6,863	SILVER WHEATON CORP.	71,004	184,487
1,400	SNC-LAVALIN GROUP, INC.	49,513	52,443
200	STANTEC, INC.	5,599	5,696
13,665	SUN LIFE FINANCIAL, INC.	280,304	297,276
28,395	SUNCOR ENERGY, INC.	680,536	821,024
12,100	SUNCOR ENERGY, INC. (NEW YORK EXCHANGE)	407,661	350,295

See accompanying notes to the financial statements.	73	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
24,791	TALISMAN ENERGY, INC.	$289,882	284,146
10,976	TECK RESOURCES LTD., CLASS B	52,097	339,894
4,274	TELUS CORP. (NON VOTING)	113,886	250,057
5,089	TIM HORTONS, INC.	166,680	268,250
17,042	TORONTO-DOMINION BANK (THE)	708,759	1,333,662
6,974	TRANSALTA CORP.	120,620	118,154
14,285	TRANSCANADA CORP.	389,231	598,658
5,000	TRANSCONTINENTAL, INC., CLASS A	63,589	45,621
5,900	TRANSFORCE, INC.	72,666	96,655
800	TRICAN WELL SERVICE LTD.	14,017	9,232
5,268	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	97,816	236,294
2,256	VERMILION ENERGY, INC.	83,841	101,857
3,100	VITERRA, INC.	49,495	49,171
3,000	WINPAK LTD.	47,998	46,495
19,653	YAMANA GOLD, INC.	186,540	303,236
		20,804,610	26,997,832	8.13%
China:
3,200	BAIDU, INC. ADR(b)(c)	432,767	367,936
10,000	CHINA MINZHONG FOOD CORP. LTD.(b)	10,321	4,643
269,930	INDUSTRIAL & COMMERCIAL BANK OF CHINA, CLASS H	213,123	150,939
139,000	YANGZIJIANG SHIPBUILDING HOLDINGS LTD.	110,270	111,522
		766,481	635,040	0.19%
Denmark:
10	A.P. MOELLER - MAERSK A/S, CLASS A	46,408	62,502
30	A.P. MOELLER - MAERSK A/S, CLASS B	161,539	197,454
18,702	CARLSBERG A/S, CLASS B	1,417,420	1,473,880
300	COLOPLAST A/S, CLASS B	27,666	53,927
13,100	DANSKE BANK A/S(b)	138,182	182,549
4,000	DSV A/S	31,768	79,380
200	FLSMIDTH & CO. A/S	6,013	10,969
17,000	H. LUNDBECK A/S	326,798	350,272
12,800	NOVO NORDISK A/S, CLASS B	998,937	1,852,057
2,500	NOVOZYMES A/S, CLASS B	39,158	64,809
10,488	PANDORA A/S	73,214	98,539
325	TOPDANMARK A/S(b)	33,362	55,691
		3,300,465	4,482,029	1.35%
Finland:
8,400	CARGOTEC OYJ, CLASS B	331,717	194,132
1,805	ELISA OYJ	21,851	36,344
7,306	FORTUM OYJ	150,746	138,823
5,760	KEMIRA OYJ	68,322	67,489
1,396	KESKO OYJ, CLASS B	30,705	36,495
1,628	KONE OYJ, CLASS B	35,674	98,589
10,755	METSO OYJ	304,353	372,382
27,359	NESTE OIL OYJ	295,191	308,287
31,399	NOKIA OYJ	181,657	64,686
2,240	NOKIAN RENKAAT OYJ	31,307	85,380
10,565	POHJOLA BANK PLC, CLASS A	85,425	123,390
5,573	SAMPO OYJ, CLASS A	77,600	144,875
559	SANOMA OYJ	6,931	4,939
15,829	STORA ENSO OYJ, CLASS R	75,698	97,700
9,000	TIETO OYJ	122,401	143,928
11,934	UPM-KYMMENE OYJ	99,928	135,263
634	WARTSILA OYJ ABP	7,249	20,842
		1,926,755	2,073,544	0.62%
France:
7,275	ACCOR S.A.	255,066	229,062
551	AEROPORTS DE PARIS	28,858	41,637
5,432	AIR FRANCE-KLM(b)	38,168	25,937
6,069	AIR LIQUIDE S.A.	508,863	694,391
44,717	ALCATEL-LUCENT(b)	81,206	74,298
2,297	ALSTOM S.A.	87,870	72,964
608	ATOS	15,429	36,410
32,877	AXA S.A.	444,269	440,054
819	BIOMERIEUX	79,843	67,351

See accompanying notes to the financial statements.	74	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
17,827	BNP PARIBAS S.A.	$762,807	688,223
20,236	BOUYGUES S.A.	581,260	545,348
735	BUREAU VERITAS S.A.	29,322	65,338
1,862	CAP GEMINI S.A.	62,328	68,644
10,277	CARREFOUR S.A.	246,184	189,906
2,177	CASINO GUICHARD PERRACHON S.A.	172,738	191,162
648	CHRISTIAN DIOR S.A.	36,000	89,247
8,977	CIE DE ST-GOBAIN	309,749	332,205
1,477	CIE GENERALE DE GEOPHYSIQUE-VERITAS(b)	39,433	38,164
7,231	CIE GENERALE DES ETABLISSEMENTS MICHELIN	443,942	472,964
3,462	CIE GENERALE D’OPTIQUE ESSILOR INTERNATIONAL S.A.	134,447	321,615
22,736	CNP ASSURANCES	350,915	277,801
6,072	CREDIT AGRICOLE S.A.(b)	40,526	26,804
10,899	DANONE S.A.	562,364	676,668
812	DASSAULT SYSTEMES S.A.	31,122	76,285
3,633	EDENRED	65,572	103,094
2,194	ELECTRICITE DE FRANCE S.A.	50,743	48,849
1,612	EURAZEO	53,525	62,145
3,941	EUTELSAT COMMUNICATIONS S.A.	92,604	121,179
184	FONCIERE DES REGIONS	12,206	13,257
33,231	FRANCE TELECOM S.A.	550,310	437,329
24,659	GDF SUEZ	721,519	588,366
564	GECINA S.A.	51,331	50,467
648	HERMES INTERNATIONAL	64,252	198,876
304	ILIAD S.A.	29,549	43,987
3,300	IMERYS S.A.	164,895	168,532
2,335	KLEPIERRE	57,367	76,947
4,713	LAFARGE S.A.	166,939	210,942
1,212	LAGARDERE S.C.A.	30,640	33,839
3,554	LEGRAND S.A.	61,802	120,878
4,196	L’OREAL S.A.	333,685	491,556
4,103	LVMH MOET HENNESSY LOUIS VUITTON S.A.	335,206	625,402
41,178	NATIXIS	92,351	111,435
991	NEOPOST S.A.	83,847	52,893
3,500	PERNOD-RICARD S.A.	239,500	374,436
1,844	PEUGEOT S.A.(b)	31,688	18,236
1,531	PPR	112,344	218,637
36,788	PUBLICIS GROUPE S.A.	1,325,332	1,682,453
14,954	RENAULT S.A.	607,830	599,623
4,202	SAFRAN S.A.	40,399	155,977
33,559	SANOFI	2,096,143	2,544,937
11,344	SCHNEIDER ELECTRIC S.A.	504,223	632,103
1,813	SCOR S.E.	36,441	43,990
3,311	SES S.A.	62,443	78,300
13,170	SOCIETE GENERALE S.A.(b)	355,817	310,526
41,343	SOCIETE TELEVISION FRANCAISE 1	401,213	331,058
5,364	SODEXO	268,073	417,975
13,444	SODEXO PRIME FIDELITE(b)	721,005	1,044,671
21,611	SUEZ ENVIRONNEMENT CO.	318,937	232,643
2,589	TECHNIP S.A.	116,011	270,188
2,172	THALES S.A.	86,735	71,877
82,925	TOTAL S.A.	4,371,050	3,742,514
1,568	UNIBAIL-RODAMCO S.E.	177,708	289,304
6,600	VALEO S.A.	334,079	273,482
1,472	VALLOUREC S.A.	62,762	60,418
3,020	VEOLIA ENVIRONNEMENT S.A.	49,333	38,217
9,691	VINCI S.A.	405,978	453,593
19,764	VIVENDI S.A.	419,139	367,443
2,916	ZODIAC AEROSPACE	286,157	296,726
		21,791,392	23,851,778	7.18%
Germany:
2,785	ADIDAS A.G.	94,549	199,758
11,763	ALLIANZ S.E. (REGISTERED)	1,206,023	1,182,884
6,600	AURUBIS A.G.	352,865	318,199
24,462	BASF S.E.	1,186,615	1,699,912
15,115	BAYER A.G. (REGISTERED)	808,478	1,089,974

See accompanying notes to the financial statements.	75	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
15,146	BAYERISCHE MOTOREN WERKE A.G.	$836,294	1,097,500
828	BEIERSDORF A.G.	35,556	53,726
4,500	BILFINGER BERGER S.E.	321,501	366,729
435	BRENNTAG A.G.	47,835	48,125
7,652	CELESIO A.G.	109,250	124,957
46,561	COMMERZBANK A.G.(b)	118,384	79,096
916	CONTINENTAL A.G.	47,943	76,361
17,639	DAIMLER A.G. (REGISTERED)	589,913	793,333
14,361	DEUTSCHE BANK A.G. (REGISTERED)	577,475	521,951
2,057	DEUTSCHE BOERSE A.G.	105,574	111,026
3,261	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	35,709	37,749
19,219	DEUTSCHE POST A.G. (REGISTERED)	228,974	340,406
45,833	DEUTSCHE TELEKOM A.G. (REGISTERED)	562,032	502,823
29,042	E.ON A.G.	723,641	625,608
20,700	FREENET A.G.	291,026	300,883
3,718	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	153,995	263,179
1,848	FRESENIUS S.E. & CO. KGAA	99,810	191,638
2,738	GEA GROUP A.G.	27,680	72,704
14,780	HANNOVER RUECKVERSICHERUNG A.G. (REGISTERED)	747,631	877,648
26,256	HEIDELBERGCEMENT A.G.	1,202,760	1,260,514
10,464	HENKEL A.G. & CO. KGAA	419,473	579,906
1,550	HOCHTIEF A.G.(b)	59,506	75,069
21,437	INFINEON TECHNOLOGIES A.G.	120,692	145,359
2,921	K+S A.G. (REGISTERED)	149,718	133,281
843	KABEL DEUTSCHLAND HOLDING A.G.(b)	48,850	52,465
7,406	LANXESS A.G.	436,152	467,184
2,642	LINDE A.G.	210,857	411,532
2,275	MAN S.E.	122,285	232,520
1,025	MERCK KGAA	86,079	102,292
4,523	METRO A.G.	157,225	131,945
4,041	MUENCHENER RUECKVERSICHERUNGS A.G. (REGISTERED)	512,591	570,171
10,061	RWE A.G.	298,363	411,303
1,458	SALZGITTER A.G.	79,130	59,938
17,103	SAP A.G.	683,559	1,010,041
14,479	SIEMENS A.G. (REGISTERED)	933,478	1,217,130
4,100	SIEMENS A.G. ADR(c)	393,144	344,687
7,600	SUEDZUCKER A.G.	242,157	268,853
6,245	THYSSENKRUPP A.G.	125,145	101,744
7,071	TUI A.G.(b)	57,698	42,250
493	VOLKSWAGEN A.G.	49,099	74,384
517	WACKER CHEMIE A.G.	55,413	35,538
11,677	WINCOR NIXDORF A.G.	438,729	413,944
		16,190,856	19,118,219	5.76%
Greece:
6,991	COCA COLA HELLENIC BOTTLING CO. S.A.(b)	108,814	124,029
5,506	OPAP S.A.	50,019	34,650
		158,833	158,679	0.05%
Hong Kong:
166,800	AIA GROUP LTD.	534,327	575,121
23,100	BANK OF EAST ASIA LTD.	41,005	83,191
60,000	BOC HONG KONG HOLDINGS LTD.	100,798	184,264
26,000	CATHAY PACIFIC AIRWAYS LTD.	31,809	42,056
164,000	CHAMPION REIT	72,761	68,069
24,000	CHEUNG KONG HOLDINGS LTD.	218,472	296,264
11,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	51,146	66,265
33,000	CHOW SANG SANG HOLDINGS INTERNATIONAL LTD.	90,252	64,378
36,500	CLP HOLDINGS LTD.	253,113	310,451
27,800	ESPRIT HOLDINGS LTD.	38,689	35,946
18,000	GALAXY ENTERTAINMENT GROUP LTD.(b)	39,054	45,213
71,439	GUOCO GROUP LTD.	600,943	554,316
17,000	HANG LUNG GROUP LTD.	50,690	104,772
44,000	HANG LUNG PROPERTIES LTD.	116,126	149,778
15,300	HANG SENG BANK LTD.	175,457	209,682
13,000	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	72,226
121,121	HONG KONG & CHINA GAS CO. LTD.	149,918	257,296

See accompanying notes to the financial statements.	76	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
18,900	HONG KONG EXCHANGES AND CLEARING LTD.	$202,799	271,121
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	191
4,000	HOPEWELL HOLDINGS LTD.	10,853	11,443
48,000	HOPSON DEVELOPMENT HOLDINGS LTD.(b)	75,765	28,465
41,000	HUTCHISON WHAMPOA LTD.	238,015	354,606
116,000	JOHNSON ELECTRIC HOLDINGS LTD.	64,368	70,695
27,000	KERRY PROPERTIES LTD.	90,767	115,694
60,500	KINGBOARD CHEMICAL HOLDINGS LTD.	201,902	117,635
150,000	LI & FUNG LTD.	208,513	291,069
86,000	LINK REIT (THE)	232,845	351,607
16,500	MTR CORP. LTD.	38,268	56,467
224,000	NEW WORLD CHINA LAND LTD.	56,636	91,763
152,000	NEW WORLD DEVELOPMENT CO. LTD.	156,379	179,451
169,500	NWS HOLDINGS LTD.	240,670	246,810
117,000	PACIFIC ANDES RESOURCES DEVELOPMENT LTD.	15,657	13,939
73,000	POWER ASSETS HOLDINGS LTD.	451,268	548,116
63,000	REGAL REAL ESTATE INVESTMENT TRUST	17,066	14,680
114,400	SANDS CHINA LTD.	365,997	366,465
22,000	SHANGRI-LA ASIA LTD.	29,501	42,194
59,400	SINO LAND CO. LTD.	80,601	90,168
2,800	SINO-FOREST CORP.(b)(d)	50,555	—
85,000	SJM HOLDINGS LTD.	143,479	158,598
27,000	SUN HUNG KAI PROPERTIES LTD.	268,549	320,392
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	221,626
3,000	TELEVISION BROADCASTS LTD.	9,221	20,847
37,000	WHARF HOLDINGS LTD.	91,952	205,705
85,000	WHEELOCK & CO. LTD.	231,467	322,980
30,000	WYNN MACAU LTD.	50,423	70,543
85,500	YUE YUEN INDUSTRIAL HOLDINGS LTD.	232,162	269,146
		6,593,868	7,971,704	2.40%
Ireland:
11,901	ACCENTURE PLC, CLASS A	388,916	715,131
31,150	COVIDIEN PLC	1,125,383	1,666,525
14,588	CRH PLC	212,444	283,101
3,489	CRH PLC (DUBLIN EXCHANGE)	62,091	67,079
9,600	DCC PLC	234,006	222,455
6,124	ELAN CORP. PLC(b)	36,901	89,276
77,253	EXPERIAN PLC	560,665	1,091,338
36,995	ICON PLC ADR(b)(c)	730,132	833,497
1,776	KERRY GROUP PLC, CLASS A	35,054	77,753
11,192	SHIRE PLC	130,296	321,680
3,200	SHIRE PLC ADR(c)	309,678	276,448
34,000	SMURFIT KAPPA GROUP PLC	252,606	228,413
2,333	UBM PLC	13,794	21,398
54,632	WPP PLC	509,416	664,044
		4,601,382	6,558,138	1.98%
Israel:
85,992	BANK HAPOALIM B.M.	356,731	266,436
18,000	BANK LEUMI LE-ISRAEL B.M.(b)	61,393	43,891
8,857	ISRAEL CHEMICALS LTD.	105,188	97,779
53	ISRAEL CORP. (THE) LTD.	37,899	29,839
96,000	ISRAEL DISCOUNT BANK LTD., CLASS A(b)	159,546	100,182
35,900	MIZRAHI TEFAHOT BANK LTD.(b)	305,335	279,660
14,592	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(c)	624,936	575,508
		1,651,028	1,393,295	0.42%
Italy:
26,031	ASSICURAZIONI GENERALI S.P.A.	405,603	353,274
5,090	ATLANTIA S.P.A.	76,981	65,013
12,162	AUTOGRILL S.P.A.	72,812	110,456
91,413	BANCO POPOLARE SCARL(b)	152,031	122,886
27,703	ENEL GREEN POWER S.P.A.	48,355	43,924
96,114	ENEL S.P.A.	415,695	310,182
41,562	ENI S.P.A.	782,048	887,032
5,619	EXOR S.P.A.	100,186	121,011
24,375	FIAT INDUSTRIAL S.P.A.	141,398	240,213
10,667	FIAT S.P.A.(b)	28,452	53,978
16,000	IMPREGILO S.P.A.	65,462	68,395

See accompanying notes to the financial statements.	77	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont’d):
111,418	INTESA SANPAOLO S.P.A.	$197,275	159,369
1,095	LUXOTTICA GROUP S.P.A.	14,342	38,396
225,000	MEDIASET S.P.A.	482,468	393,663
6,795	MEDIOBANCA S.P.A.	46,613	30,092
34,777	MEDIOLANUM S.P.A.	120,164	122,891
2,966	PRYSMIAN S.P.A.	29,515	44,366
3,781	SAIPEM S.P.A.	65,707	168,397
40,318	SNAM S.P.A.	174,297	179,747
79,341	TELECOM ITALIA S.P.A.	88,936	78,189
5,059	TENARIS S.A.	50,651	88,456
22,370	TERNA RETE ELETTRICA NAZIONALE S.P.A.	71,956	80,605
68,603	UNICREDIT S.P.A.(b)	387,868	259,967
20,409	UNIONE DI BANCHE ITALIANE S.C.P.A.	68,849	66,990
		4,087,664	4,087,492	1.23%
Japan:
24,300	ADERANS CO. LTD.(b)	283,683	297,730
47,400	AEON CO. LTD.	364,820	590,894
4,800	AEON CREDIT SERVICE CO. LTD.	49,903	89,016
1,100	AEON MALL CO. LTD.	23,091	23,400
2,300	AISIN SEIKI CO. LTD.	37,584	76,545
17,000	AJINOMOTO CO., INC.	136,093	236,354
13,000	ALL NIPPON AIRWAYS CO. LTD.	37,823	36,871
2,000	AMADA CO. LTD.	10,582	11,864
110,000	AOZORA BANK LTD.	301,007	262,570
45,000	ASAHI GLASS CO. LTD.	326,626	302,917
5,900	ASAHI GROUP HOLDINGS LTD.	90,903	126,729
96,000	ASAHI KASEI CORP.	506,291	520,853
7,600	ASTELLAS PHARMA, INC.	243,758	331,997
11,000	BANK OF KYOTO (THE) LTD.	98,298	83,327
44,000	BANK OF YOKOHAMA (THE) LTD.	195,378	207,838
1,300	BENESSE HOLDINGS, INC.	48,395	58,125
13,800	BRIDGESTONE CORP.	205,726	316,569
5,700	BROTHER INDUSTRIES LTD.	42,142	65,240
1,100	CALBEE, INC.	64,773	68,940
9,800	CANON MARKETING JAPAN, INC.	121,360	124,730
29,100	CANON, INC.	925,802	1,165,346
35	CENTRAL JAPAN RAILWAY CO.	211,543	276,630
15,000	CHIBA BANK (THE) LTD.	81,968	90,098
18,000	CHUBU ELECTRIC POWER CO., INC.	308,559	292,271
1,900	CHUGAI PHARMACEUTICAL CO. LTD.	30,706	35,974
11,800	CHUGOKU ELECTRIC POWER (THE) CO., INC.	185,442	194,299
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	46,374
6,700	COCA-COLA WEST CO. LTD.	113,451	116,842
69,119	CREDIT SAISON CO. LTD.	845,312	1,533,908
47,000	DAI NIPPON PRINTING CO. LTD.	465,175	368,029
22,000	DAIHATSU MOTOR CO. LTD.	356,576	385,436
145	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	178,610	167,982
13,100	DAIICHI SANKYO CO. LTD.	225,226	220,585
3,700	DAIKIN INDUSTRIES LTD.	99,833	103,898
24,300	DAINIPPON SUMITOMO PHARMA CO. LTD.	228,137	247,876
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	42,344	113,843
6,000	DAIWA HOUSE INDUSTRY CO. LTD.	45,826	85,187
31,000	DAIWA SECURITIES GROUP, INC.	119,396	116,726
1,300	DENA CO. LTD.	40,158	34,512
4,000	DENKI KAGAKU KOGYO K.K.	7,188	13,962
8,200	DENSO CORP.	185,234	279,226
2,900	DENTSU, INC.	48,680	85,797
13,000	DOWA HOLDINGS CO. LTD.	55,385	80,613
244	EACCESS LTD.	41,031	47,703
7,000	EAST JAPAN RAILWAY CO.	392,789	439,527
11,000	EBARA CORP.	38,641	42,604
2,800	EDION CORP.	23,555	14,042
3,800	EISAI CO. LTD.	120,732	166,850
13,900	ELECTRIC POWER DEVELOPMENT CO. LTD.	354,078	364,571
1,800	FAMILYMART CO. LTD.	52,590	82,424
3,600	FANUC CORP.	326,790	591,522
1,100	FAST RETAILING CO. LTD.	136,395	220,841
52,000	FUJI ELECTRIC CO. LTD.	135,794	127,017

See accompanying notes to the financial statements.	78	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
11,000	FUJI HEAVY INDUSTRIES LTD.	$57,631	88,799
25,900	FUJIFILM HOLDINGS CORP.	628,067	489,691
72,000	FUJITSU LTD.	317,442	345,033
85,000	FUKUOKA FINANCIAL GROUP, INC.	334,728	332,170
15,000	FURUKAWA ELECTRIC CO. LTD.	48,082	35,544
2,300	GREE, INC.	46,154	46,224
44,000	GUNMA BANK (THE) LTD.	196,875	208,155
12,000	HACHIJUNI BANK (THE) LTD.	67,350	62,438
2,720	HAKUHODO DY HOLDINGS, INC.	146,468	180,110
78,000	HANKYU HANSHIN HOLDINGS, INC.	331,920	393,918
7	HANKYU REIT, INC.	31,957	31,719
5,900	HEIWA CORP.	101,525	110,640
500	HIROSE ELECTRIC CO. LTD.	48,402	49,441
7,000	HIROSHIMA BANK (THE) LTD.	26,154	25,287
600	HISAMITSU PHARMACEUTICAL CO., INC.	17,668	29,554
1,000	HITACHI CAPITAL CORP.	11,765	16,742
3,000	HITACHI CHEMICAL CO. LTD.	54,135	47,017
2,800	HITACHI CONSTRUCTION MACHINERY CO. LTD.	52,201	52,717
102,000	HITACHI LTD.	318,968	627,367
13,500	HITACHI LTD. ADR(c)	717,502	828,900
3,400	HOKKAIDO ELECTRIC POWER CO., INC.	51,347	43,948
25,000	HOKUHOKU FINANCIAL GROUP, INC.	45,996	40,586
44,200	HONDA MOTOR CO. LTD.	1,267,442	1,539,825
7,100	HOYA CORP.	152,890	156,454
1,600	IBIDEN CO. LTD.	37,951	28,898
3,200	IDEMITSU KOSAN CO. LTD.	322,534	286,182
24,000	IHI CORP.	31,334	51,226
52	INPEX CORP.	293,098	291,554
20,900	ISETAN MITSUKOSHI HOLDINGS LTD.	197,997	221,718
31,000	ISUZU MOTORS LTD.	66,138	165,750
28,000	ITOCHU CORP.	163,531	293,848
7,700	ITOCHU ENEX CO. LTD.	42,905	43,610
9,000	IWATANI CORP.	31,468	35,117
8,000	J. FRONT RETAILING CO. LTD.	31,099	40,197
12,000	JACCS CO. LTD.	36,683	38,357
2,200	JAPAN PETROLEUM EXPLORATION CO.	89,226	83,772
6	JAPAN REAL ESTATE INVESTMENT CORP.	46,693	55,167
21	JAPAN RETAIL FUND INVESTMENT CORP.	28,810	33,302
22,000	JAPAN STEEL WORKS (THE) LTD.	126,429	121,430
15,400	JAPAN TOBACCO, INC.	200,326	456,397
7,200	JFE HOLDINGS, INC.	154,832	120,402
4,000	JGC CORP.	53,048	115,783
5,100	JS GROUP CORP.	59,682	107,902
3,100	JSR CORP.	39,530	53,784
5,000	JTEKT CORP.	36,670	51,649
45	JUPITER TELECOMMUNICATIONS CO. LTD.	27,159	45,941
45,180	JX HOLDINGS, INC.	203,020	232,110
7,000	KAJIMA CORP.	15,004	20,540
11,000	KAMIGUMI CO. LTD.	72,240	87,807
25,000	KANEKA CORP.	144,809	138,330
7,600	KANSAI ELECTRIC POWER (THE) CO., INC.	113,716	91,053
2,000	KANSAI PAINT CO. LTD.	10,449	21,418
71,600	KAO CORP.	1,818,359	1,974,900
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	95,769
50	KDDI CORP.	240,697	322,545
13,000	KEIKYU CORP.	95,310	118,297
5,000	KEIO CORP.	28,322	36,253
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	42,225
781	KEYENCE CORP.	131,805	193,172
6,000	KIKKOMAN CORP.	52,867	74,207
11,000	KINDEN CORP.	85,837	72,226
49,000	KINTETSU CORP.	153,011	195,408
15,000	KIRIN HOLDINGS CO. LTD.	169,540	176,802
51,000	KOBE STEEL LTD.	74,632	61,268
2,400	KOHNAN SHOJI CO. LTD.	32,281	31,718
17,100	KOMATSU LTD.	234,965	409,888
2,300	KONAMI CORP.	36,513	52,243
26,000	KONICA MINOLTA HOLDINGS, INC.	196,098	204,917

See accompanying notes to the financial statements.	79	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
4,500	K’S HOLDINGS CORP.	$182,268	131,699
21,000	KUBOTA CORP.	129,773	193,821
5,500	KURARAY CO. LTD.	46,234	71,201
4,300	KURITA WATER INDUSTRIES LTD.	96,931	99,432
2,700	KYOCERA CORP.	198,000	233,157
3,000	KYOWA HAKKO KIRIN CO. LTD.	23,089	30,825
2,800	LAWSON, INC.	120,035	195,912
14,000	LION CORP.	81,887	76,796
2,000	MAKITA CORP.	45,574	70,323
27,000	MARUBENI CORP.	91,249	179,721
6,500	MARUI GROUP CO. LTD.	32,287	49,612
26,000	MAZDA MOTOR CORP.(b)	48,589	35,294
1,600	MCDONALD’S HOLDINGS CO. JAPAN LTD.	43,060	45,023
1,700	MEIJI HOLDINGS CO. LTD.	54,895	78,047
1,300	MIRACA HOLDINGS, INC.	50,134	54,059
70,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	313,803	308,314
22,200	MITSUBISHI CORP.	327,068	448,337
32,000	MITSUBISHI ELECTRIC CORP.	148,393	266,729
27,000	MITSUBISHI ESTATE CO. LTD.	353,310	484,399
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	96,628
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	231,470
4,000	MITSUBISHI LOGISTICS CORP.	45,017	42,221
18,000	MITSUBISHI MATERIALS CORP.	47,129	52,117
5,000	MITSUBISHI TANABE PHARMA CORP.	54,031	71,851
214,200	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,047,314	1,025,206
2,700	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	112,500
72,000	MITSUI & CO. LTD.	844,053	1,068,339
16,000	MITSUI CHEMICALS, INC.	40,819	40,097
20,000	MITSUI FUDOSAN CO. LTD.	254,116	388,010
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	6,567
28,000	MITSUI O.S.K. LINES LTD.	113,072	100,867
437,020	MIZUHO FINANCIAL GROUP, INC.	723,730	739,866
19,000	MORINAGA MILK INDUSTRY CO. LTD.	75,823	72,893
14,180	MS&AD INSURANCE GROUP HOLDINGS	303,657	248,220
3,600	MURATA MANUFACTURING CO. LTD.	162,615	188,866
9,000	NAGASE & CO. LTD.	106,292	112,047
52,000	NAGOYA RAILROAD CO. LTD.	132,810	142,743
1,500	NAMCO BANDAI HOLDINGS, INC.	14,652	20,620
27,000	NEC CORP.(b)	70,167	41,911
3,000	NGK INSULATORS LTD.	44,485	33,114
3,000	NGK SPARK PLUG CO. LTD.	28,359	39,612
1,600	NIDEC CORP.	75,128	121,346
10,800	NIFCO, INC.	246,775	261,221
6,000	NIKON CORP.	75,728	182,292
2,200	NINTENDO CO. LTD.	369,606	256,728
11	NIPPON BUILDING FUND, INC.	90,970	106,522
9,000	NIPPON ELECTRIC GLASS CO. LTD.	66,934	53,534
88,000	NIPPON EXPRESS CO. LTD.	332,264	363,303
12,000	NIPPON FLOUR MILLS CO. LTD.	52,590	52,734
6,000	NIPPON MEAT PACKERS, INC.	72,315	79,465
11,000	NIPPON SHEET GLASS CO. LTD.	30,764	12,155
79,000	NIPPON STEEL CORP.	211,727	179,027
21,300	NIPPON TELEGRAPH & TELEPHONE CORP.	944,460	989,731
17,000	NIPPON YUSEN K.K.	49,425	45,152
91,000	NISHI-NIPPON CITY BANK (THE) LTD.	250,065	221,771
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	48,812
122,800	NISSAN MOTOR CO. LTD.	923,225	1,163,104
2,500	NISSHIN SEIFUN GROUP, INC.	25,731	29,267
3,000	NISSHINBO HOLDINGS, INC.	23,700	22,956
1,300	NISSIN FOODS HOLDINGS CO. LTD.	47,622	49,535
600	NITORI HOLDINGS CO. LTD.	33,819	56,820
3,200	NITTO DENKO CORP.	77,639	136,493
3,200	NKSJ HOLDINGS, INC.	64,364	68,209
72,300	NOMURA HOLDINGS, INC.	256,136	270,031
22	NOMURA REAL ESTATE OFFICE FUND, INC.	128,147	124,227
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	59,514
6,000	NSK LTD.	24,006	38,739
47,000	NTN CORP.	157,762	147,608

See accompanying notes to the financial statements.	80	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
126	NTT DATA CORP.	$362,783	386,929
331	NTT DOCOMO, INC.	486,370	550,891
12,000	OBAYASHI CORP.	48,665	52,587
10,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	84,937	99,501
8,000	OITA BANK (THE) LTD.	25,912	26,084
13,000	OJI PAPER CO. LTD.	49,994	49,923
8,100	OLYMPUS CORP.(b)	119,871	131,383
7,300	OMRON CORP.	99,962	154,149
1,400	ONO PHARMACEUTICAL CO. LTD.	60,256	88,066
8,000	ONWARD HOLDINGS CO. LTD.	54,094	60,717
800	ORIENTAL LAND CO. LTD.	50,479	91,501
9,860	ORIX CORP.	745,142	917,832
122,000	OSAKA GAS CO. LTD.	446,984	511,417
3,500	OTSUKA HOLDINGS CO. LTD.	97,073	107,251
33,000	PANASONIC CORP.	327,624	268,432
10,800	RAKUTEN, INC.	55,805	111,853
78,000	RESONA HOLDINGS, INC.	317,053	321,964
13,000	RICOH CO. LTD.	131,053	109,752
2,100	RICOH LEASING CO. LTD.	46,154	47,180
1,200	RINNAI CORP.	52,047	82,684
3,000	ROHM CO. LTD.	156,163	115,405
14,581	SANKYO CO. LTD.	762,079	711,473
2,600	SANTEN PHARMACEUTICAL CO. LTD.	85,886	106,641
35,000	SAPPORO HOKUYO HOLDINGS, INC.	109,166	108,410
1,532	SBI HOLDINGS, INC.	124,129	113,622
3,600	SCSK CORP.	55,948	52,350
3,400	SECOM CO. LTD.	133,812	156,084
4,100	SEGA SAMMY HOLDINGS, INC.	38,822	83,396
16,600	SEIKO EPSON CORP.	240,763	168,279
11,800	SEINO HOLDINGS CO. LTD.	87,341	79,091
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	121,069
38,000	SEKISUI HOUSE LTD.	313,106	358,675
13,000	SEVEN & I HOLDINGS CO. LTD.	286,258	391,741
30,000	SHARP CORP.	234,866	152,302
4,000	SHIMADZU CORP.	25,419	34,519
1,000	SHIMAMURA CO. LTD.	61,206	115,682
1,500	SHIMANO, INC.	58,204	98,123
2,000	SHIMIZU CORP.	7,530	6,942
7,500	SHIN-ETSU CHEMICAL CO. LTD.	365,373	412,660
26,000	SHIONOGI & CO. LTD.	324,230	353,594
11,000	SHISEIDO CO. LTD.	167,834	173,435
8,000	SHIZUOKA BANK (THE) LTD.	74,794	82,269
21,000	SHOWA DENKO K.K.	33,824	40,815
900	SMC CORP.	106,941	155,781
16,300	SOFTBANK CORP.	299,036	606,073
21,900	SOJITZ CORP.	34,134	36,239
14,300	SONY CORP.	294,339	203,516
6,600	SONY FINANCIAL HOLDINGS, INC.	85,415	107,969
4,100	SQUARE ENIX HOLDINGS CO. LTD.	74,222	64,655
67,400	STANLEY ELECTRIC CO. LTD.	1,004,640	1,040,484
125,000	SUMITOMO CHEMICAL CO. LTD.	440,779	384,450
21,300	SUMITOMO CORP.	207,214	298,024
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	162,885
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	53,885
38,000	SUMITOMO METAL INDUSTRIES LTD.	78,322	62,559
20,000	SUMITOMO METAL MINING CO. LTD.	264,105	225,128
23,200	SUMITOMO MITSUI FINANCIAL GROUP, INC.	724,753	765,409
85,310	SUMITOMO MITSUI TRUST HOLDINGS, INC.	265,182	254,885
7,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	81,291	172,249
18,800	SUMITOMO RUBBER INDUSTRIES LTD.	226,979	244,956
1,100	SUZUKEN CO. LTD.	33,777	37,104
5,700	SUZUKI MOTOR CORP.	102,733	116,848
1,300	SYSMEX CORP.	51,707	51,381
14,200	T&D HOLDINGS, INC.	144,568	151,462
11,000	TAISEI CORP.	19,821	29,471
600	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	40,189	50,727
41,000	TAKASHIMAYA CO. LTD.	275,212	314,828
5,700	TAKATA CORP.	118,962	124,067

See accompanying notes to the financial statements.	81	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
14,900	TAKEDA PHARMACEUTICAL CO. LTD.	$568,727	676,212
2,900	TDK CORP.	131,547	117,718
7,000	TEIJIN LTD.	14,861	21,300
2,600	TERUMO CORP.	95,419	106,826
2,000	THK CO. LTD.	29,290	37,888
13,000	TOBU RAILWAY CO. LTD.	49,764	68,485
1,000	TOHO CO. LTD.	13,412	17,275
17,000	TOHO GAS CO. LTD.	81,221	105,592
3,400	TOHO HOLDINGS CO. LTD.	62,139	68,991
5,100	TOHOKU ELECTRIC POWER CO., INC.(b)	64,437	51,244
16,300	TOKIO MARINE HOLDINGS, INC.	411,422	409,881
19,000	TOKUYAMA CORP.	93,604	46,817
12,000	TOKYO BROADCASTING SYSTEM HOLDINGS, INC.	162,617	147,638
24,500	TOKYO ELECTRIC POWER CO., INC.(b)	59,966	47,358
3,200	TOKYO ELECTRON LTD.	128,746	149,666
64,000	TOKYO GAS CO. LTD.	238,072	326,881
25,000	TOKYU CORP.	103,448	117,685
62,000	TOKYU LAND CORP.	256,269	307,799
5,800	TOMY CO. LTD.	38,149	37,916
4,000	TONENGENERAL SEKIYU K.K.	37,796	35,508
58,000	TOPPAN PRINTING CO. LTD.	459,699	387,771
32,000	TORAY INDUSTRIES, INC.	181,548	218,267
66,000	TOSHIBA CORP.	197,553	250,513
6,000	TOTO LTD.	30,029	44,811
1,800	TOYO SEIKAN KAISHA LTD.	24,940	21,811
1,000	TOYO SUISAN KAISHA LTD.	23,262	26,697
2,300	TOYOTA INDUSTRIES CORP.	51,959	65,718
49,800	TOYOTA MOTOR CORP.	1,710,211	2,007,394
12,400	TOYOTA TSUSHO CORP.	210,241	236,536
2,500	TREND MICRO, INC.	74,501	73,816
1,700	TSUMURA & CO.	50,505	44,989
8,000	UBE INDUSTRIES LTD.	13,963	18,569
4,000	UNICHARM CORP.	141,844	227,888
50	UNITED URBAN INVESTMENT CORP.	55,901	53,946
12,600	UNY CO. LTD.	121,599	137,742
1,000	USHIO, INC.	14,106	12,365
130	USS CO. LTD.	5,696	14,044
12,700	WEST JAPAN RAILWAY CO.	436,059	523,139
236	YAHOO JAPAN CORP.	62,283	76,383
2,500	YAKULT HONSHA CO. LTD.	42,793	97,882
7,530	YAMADA DENKI CO. LTD.	491,174	384,367
25,000	YAMAGUCHI FINANCIAL GROUP, INC.	220,002	220,379
28,000	YAMAHA MOTOR CO. LTD.	307,524	267,153
9,000	YAMATO HOLDINGS CO. LTD.	96,669	144,918
		52,688,091	60,608,633	18.25%
Mexico:
6,700	FOMENTO ECONOMICO MEXICANO S.A.B. DE C.V. ADR(c)	204,664	597,975
4,183	FRESNILLO PLC	101,969	96,004
		306,633	693,979	0.21%
Netherlands:
85,297	AEGON N.V.	339,225	397,340
3,274	AKZO NOBEL N.V.	134,323	154,016
15,717	ARCELORMITTAL	287,868	242,809
10,461	ASML HOLDING N.V.	263,592	533,090
1,094	CORIO N.V.	43,642	48,189
17,235	DE MASTER BLENDERS 1753 N.V.(b)	177,715	194,344
6,423	EUROPEAN AERONAUTIC DEFENCE AND SPACE CO. N.V.	81,439	227,787
520	FUGRO N.V. - CVA	19,413	31,599
1,494	GEMALTO N.V.	100,979	107,448
1,747	HEINEKEN HOLDING N.V.	53,733	78,196
2,822	HEINEKEN N.V.	79,167	147,414
251,844	ING GROEP N.V. - CVA(b)	2,445,742	1,699,230
85,344	KONINKLIJKE AHOLD N.V.	1,083,653	1,057,582
2,539	KONINKLIJKE DSM N.V.	86,313	125,274
70,162	KONINKLIJKE KPN N.V.	926,866	671,862

See accompanying notes to the financial statements.	82	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands (Cont’d):
70,275	KONINKLIJKE PHILIPS ELECTRONICS N.V.	$1,549,089	1,389,656
4,200	NUTRECO N.V.	305,015	292,664
80,000	POSTNL N.V.	322,146	331,243
9,716	QIAGEN N.V.(b)	139,904	162,249
3,773	RANDSTAD HOLDING N.V.	73,225	111,429
7,918	REED ELSEVIER N.V.	85,578	90,581
9,300	ROYAL DUTCH SHELL PLC ADR(c)	640,138	627,099
66,387	ROYAL DUTCH SHELL PLC, CLASS A	1,625,640	2,236,428
45,954	ROYAL DUTCH SHELL PLC, CLASS B	1,102,423	1,603,875
3,000	ROYAL IMTECH N.V.	80,176	71,585
6,056	SBM OFFSHORE N.V.(b)	85,999	84,051
31,278	TNT EXPRESS N.V.	328,212	365,904
28,402	UNILEVER N.V. - CVA	579,364	950,672
6,193	WOLTERS KLUWER N.V.	101,075	98,595
		13,141,654	14,132,211	4.26%
New Zealand:
5,083	CHORUS LTD.(b)	8,483	12,852
7,267	CONTACT ENERGY LTD.	20,979	28,130
14,246	FLETCHER BUILDING LTD.	48,135	67,367
25,416	TELECOM CORP. OF NEW ZEALAND LTD.	27,958	48,798
9,200	VECTOR LTD.	17,307	19,780
		122,862	176,927	0.05%
Norway:
3,900	AKER SOLUTIONS ASA	45,406	55,525
13,800	DNB ASA	88,172	137,273
3,900	KVAERNER ASA	6,507	8,788
31,521	NORSK HYDRO ASA	131,018	142,248
88,871	ORKLA ASA	605,504	645,007
6,600	SEADRILL LTD.	70,381	235,599
17,748	STATOIL ASA	328,001	424,352
10,900	TELENOR ASA	62,904	181,768
260	VERIPOS, INC.(b)	—	—
4,000	YARA INTERNATIONAL ASA	109,527	175,157
		1,447,420	2,005,717	0.60%
Panama:
4,100	COPA HOLDINGS S.A., CLASS A	307,751	338,168
		307,751	338,168	0.10%
Philippines:
8,500	GLOBE TELECOM, INC.	172,737	225,401
		172,737	225,401	0.07%
Portugal:
69,166	ENERGIAS DE PORTUGAL S.A.	210,575	163,405
2,881	GALP ENERGIA SGPS S.A.	35,487	36,543
6,408	JERONIMO MARTINS SGPS S.A.	30,015	108,138
		276,077	308,086	0.09%
Russia:
10,100	LUKOIL OAO ADR(c)	705,252	564,608
24,600	SBERBANK OF RUSSIA ADR(c)	320,233	267,585
12,100	SBERBANK OF RUSSIA ADR (OTC EXCHANGE)(c)	171,650	126,877
		1,197,135	959,070	0.29%
Singapore:
31,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	51,652	52,927
39,500	CAPITALAND LTD.	75,674	85,268
36,000	CAPITAMALL TRUST	34,133	54,532
5,000	CITY DEVELOPMENTS LTD.	14,259	44,684
51,000	COSCO CORP. SINGAPORE LTD.	48,134	40,027
106,500	DBS GROUP HOLDINGS LTD.	846,917	1,175,523
28,000	FIRST RESOURCES LTD.	40,747	42,798
22,000	FRASER AND NEAVE LTD.	58,463	122,601
96,800	GENTING SINGAPORE PLC	48,634	108,631
130,000	GLOBAL LOGISTIC PROPERTIES LTD.(b)	203,681	216,566
427,000	GOLDEN AGRI-RESOURCES LTD.	248,804	228,263
346,000	HUTCHISON PORT HOLDINGS TRUST, CLASS U	272,505	248,219
4,000	JARDINE CYCLE & CARRIAGE LTD.	37,657	147,578

See accompanying notes to the financial statements.	83	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Singapore (Cont’d):
167,120	KEPPEL CORP. LTD.	$812,457	1,369,370
4,000	K-GREEN TRUST	1,432	3,157
95,000	OLAM INTERNATIONAL LTD.	134,039	138,242
4,000	ORCHARD PARADE HOLDINGS LTD.	5,123	6,461
50,000	OVERSEA-CHINESE BANKING CORP. LTD.	183,130	349,287
78,000	SEMBCORP INDUSTRIES LTD.	183,185	318,882
22,000	SEMBCORP MARINE LTD.	32,803	84,000
12,000	SINGAPORE AIRLINES LTD.	70,334	98,646
22,000	SINGAPORE EXCHANGE LTD.	89,462	110,439
25,000	SINGAPORE PRESS HOLDINGS LTD.	41,026	77,195
38,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	91,421	93,773
169,000	SINGAPORE TELECOMMUNICATIONS LTD.	321,975	441,899
305,000	STARHILL GLOBAL REIT	152,995	160,227
25,000	UNITED OVERSEAS BANK LTD.	160,579	371,507
63,000	UOL GROUP LTD.	212,525	246,972
35,000	WILMAR INTERNATIONAL LTD.	146,616	100,617
		4,620,362	6,538,291	1.97%
South Korea:
265	AMOREPACIFIC GROUP	53,245	76,551
1,578	CJ CORP.	123,301	110,275
4,960	DONGBU INSURANCE CO. LTD.	179,739	183,071
1,270	DOOSAN CORP.	149,957	144,585
430	GLOBAL & YUASA BATTERY CO. LTD.	16,686	17,414
970	GREEN CROSS HOLDINGS CORP.	15,638	12,295
3,810	GS HOLDINGS	266,285	175,523
180	GS HOME SHOPPING, INC.	11,109	15,180
3,030	HALLA CLIMATE CONTROL CORP.	65,581	64,357
8,090	HANA FINANCIAL GROUP, INC.	285,666	258,246
6,050	HANKOOK TIRE CO. LTD.	232,946	240,426
230	HYUNDAI DEPARTMENT STORE CO. LTD.	29,872	28,742
360	HYUNDAI ENGINEERING & CONSTRUCTION CO. LTD.	23,541	20,697
5,920	HYUNDAI MARINE & FIRE INSURANCE CO. LTD.	161,442	154,060
320	KCC CORP.	79,787	78,202
173	KISWIRE LTD.	5,374	4,942
2,210	KOREA GAS CORP.	80,437	78,498
750	KOREA ZINC CO. LTD.	156,083	254,551
3,640	KT CORP.	145,775	96,281
3,640	KT&G CORP.	222,608	258,166
2,580	LG CORP.	165,582	125,293
7,940	LG DISPLAY CO. LTD.(b)	196,174	150,052
2,040	LS CORP.	133,848	153,805
3,630	SAMSUNG CARD CO. LTD.	116,762	101,546
70	SAMSUNG FIRE & MARINE INSURANCE CO. LTD.	10,044	13,860
4,780	SAMSUNG HEAVY INDUSTRIES CO. LTD.	139,631	158,352
90	SAMYANG HOLDINGS CORP.	5,534	3,837
2,220	SK HOLDINGS CO. LTD.	202,433	260,533
11,940	SK NETWORKS CO. LTD.	116,540	91,049
52	TAEKWANG INDUSTRIAL CO. LTD.	52,215	38,231
		3,443,835	3,368,620	1.01%
Spain:
5,000	ABENGOA S.A.	118,375	66,447
4,082	ABERTIS INFRAESTRUCTURAS S.A.	59,419	55,272
7,760	ACERINOX S.A.	96,174	87,182
1,133	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	43,928	24,290
5,244	AMADEUS IT HOLDING S.A., CLASS A	99,300	111,058
86,231	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	665,807	621,527
46,356	BANCO DE SABADELL S.A.	130,444	90,484
11,881	BANCO POPULAR ESPANOL S.A.	65,227	26,937
159,932	BANCO SANTANDER S.A.	1,169,698	1,068,203
8,782	BANKIA S.A.(b)	40,800	10,317
13,443	CAIXABANK	41,927	43,973
210	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	94,787	97,617
9,700	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.(b)	46,997	45,592
10,000	EDP RENOVAVEIS S.A.(b)	38,584	34,269
2,531	ENAGAS S.A.	38,142	46,188

See accompanying notes to the financial statements.	84	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont’d):
16,085	FERROVIAL S.A.	$79,147	181,369
3,797	FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A.	150,651	48,545
4,262	GAS NATURAL SDG S.A.	52,029	54,751
2,222	GRIFOLS S.A.(b)	31,676	56,363
56,060	IBERDROLA S.A.	391,650	265,451
4,633	INDITEX S.A.	189,163	479,213
2,100	OBRASCON HUARTE LAIN S.A.	39,697	43,473
2,111	RED ELECTRICA CORP. S.A.	88,270	92,064
13,070	REPSOL YPF S.A.	249,017	210,152
69,321	TELEFONICA S.A.	1,367,872	914,598
4,021	ZARDOYA OTIS S.A.(b)	49,157	44,680
		5,437,938	4,820,015	1.45%
Sweden:
4,550	ALFA LAVAL AB	35,782	78,182
15,400	ASSA ABLOY AB, CLASS B	309,300	430,611
9,200	ATLAS COPCO AB, CLASS A	70,694	198,632
24,000	ATLAS COPCO AB, CLASS B	433,816	458,855
25,303	BOLIDEN AB	338,459	353,927
9,423	ELECTROLUX AB, CLASS B	132,130	188,133
1,144	ELEKTA AB, CLASS B	53,638	52,169
20,700	GETINGE AB, CLASS B	447,653	512,941
16,458	HENNES & MAURITZ AB, CLASS B	372,344	591,686
3,700	HEXAGON AB, CLASS B	56,830	63,803
9,500	HOLMEN AB, CLASS B	265,457	258,614
17,500	HUSQVARNA AB, CLASS B	64,201	82,841
10,000	INDUSTRIVARDEN AB, CLASS C	103,927	129,079
3,000	INVESTMENT AB KINNEVIK, CLASS B	51,225	60,252
11,800	INVESTOR AB, CLASS B	161,783	225,746
10,900	LOOMIS AB, CLASS B	151,979	134,585
2,861	LUNDIN PETROLEUM AB(b)	52,086	53,670
6,000	MEDA AB, CLASS A	57,926	57,267
1,600	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	87,461	150,950
1,100	MODERN TIMES GROUP AB, CLASS B	50,175	51,048
43,400	NORDEA BANK AB	253,480	375,719
3,200	RATOS AB, CLASS B	51,337	30,435
16,000	SAAB AB, CLASS B	316,112	272,203
23,773	SANDVIK AB	201,678	306,046
7,800	SCANIA AB, CLASS B	65,585	133,927
38,200	SECURITAS AB, CLASS B	419,421	297,160
41,800	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	171,318	272,460
2,800	SKANSKA AB, CLASS B	23,703	42,941
13,800	SKF AB, CLASS B	141,836	273,005
5,400	SSAB AB, CLASS A	48,129	44,934
8,600	SVENSKA CELLULOSA AB, CLASS B	78,052	129,153
8,900	SVENSKA HANDELSBANKEN AB, CLASS A	161,721	293,369
18,300	SWEDBANK AB, CLASS A	58,744	289,378
6,600	SWEDISH MATCH AB	95,099	266,350
3,900	TELE2 AB, CLASS B	34,548	60,442
50,000	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	454,962	456,226
29,500	TELIASONERA AB	145,684	188,715
10,000	TRELLEBORG AB, CLASS B	67,718	92,405
46,800	VOLVO AB, CLASS B	453,534	536,102
		6,539,527	8,493,961	2.56%
Switzerland:
41,343	ABB LTD. (REGISTERED)	560,773	674,789
2,362	ACTELION LTD. (REGISTERED)	90,246	97,021
21,219	ADECCO S.A. (REGISTERED)	926,232	944,368
2,727	ARYZTA A.G.(b)	67,240	135,532
1,089	BALOISE HOLDING A.G. (REGISTERED)	76,805	71,898
9,400	CIE FINANCIERE RICHEMONT S.A., CLASS A (BEARER)	200,800	515,924
23,691	CLARIANT A.G. (REGISTERED)	375,102	233,931
17,570	CREDIT SUISSE GROUP A.G. (REGISTERED)	479,603	321,012
680	FLUGHAFEN ZUERICH A.G. (REGISTERED)	252,783	238,812
3,339	GAM HOLDING A.G.	20,061	37,176
1,115	GEBERIT A.G. (REGISTERED)(b)	110,661	219,958
174	GIVAUDAN S.A. (REGISTERED)(b)	105,989	170,915
20,245	GLENCORE INTERNATIONAL PLC	131,421	94,057

See accompanying notes to the financial statements.	85	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
1,051	HELVETIA HOLDING A.G. (REGISTERED)	$325,727	317,671
3,916	HOLCIM LTD. (REGISTERED)	168,212	216,974
6,304	JULIUS BAER GROUP LTD.	160,169	228,265
967	KUEHNE + NAGEL INTERNATIONAL A.G. (REGISTERED)	57,750	102,362
55	LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	90,640	170,025
3	LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	110,223
6,301	LOGITECH INTERNATIONAL S.A. (REGISTERED)(b)	70,452	67,999
2,644	LONZA GROUP A.G. (REGISTERED)	154,996	110,110
82,958	NESTLE S.A. (REGISTERED)	3,027,164	4,949,016
88,837	NOVARTIS A.G. (REGISTERED)	3,746,962	4,955,777
50,000	OC OERLIKON CORP. A.G. (REGISTERED)	336,530	415,363
12,500	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	957,741	1,121,901
14,410	PARGESA HOLDING S.A. (BEARER)	931,106	858,729
13,170	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,731,283	2,273,712
9,050	ROCHE HOLDING A.G. ADR(c)	366,561	391,141
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	84,439
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	66,422
121	SGS S.A. (REGISTERED)	130,564	226,750
53	SIKA A.G. (BEARER)	102,008	102,084
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	125,456
17,678	STMICROELECTRONICS N.V.	104,709	97,225
635	SULZER A.G. (REGISTERED)	30,609	75,287
475	SWATCH GROUP (THE) A.G. (BEARER)	59,791	187,956
2,391	SWATCH GROUP (THE) A.G. (REGISTERED)	61,462	166,367
2,925	SWISS LIFE HOLDING A.G. (REGISTERED)	212,614	276,042
12,031	SWISS RE A.G.	382,215	755,891
527	SWISSCOM A.G. (REGISTERED)	178,636	211,874
1,832	SYNGENTA A.G. (REGISTERED)	408,030	625,471
65,374	TE CONNECTIVITY LTD.	1,363,200	2,086,084
13,567	TRANSOCEAN LTD.	673,578	606,852
4,513	WOLSELEY PLC	70,476	168,624
39,138	XSTRATA PLC	341,461	494,023
3,723	ZURICH FINANCIAL SERVICES A.G.	673,262	840,059
		20,578,925	27,241,567	8.20%
Thailand:
1,141,566	THAI BEVERAGE PCL	254,724	307,483
		254,724	307,483	0.09%
United Kingdom:
11,608	3I GROUP PLC	38,159	35,937
13,185	ABERDEEN ASSET MANAGEMENT PLC	49,918	53,700
2,834	ADMIRAL GROUP PLC	35,119	53,009
125,000	AFREN PLC(b)	290,716	203,476
2,907	AGGREKO PLC	87,133	94,566
6,487	AMEC PLC	66,053	102,390
23,475	ANGLO AMERICAN PLC	504,351	770,249
23,400	ANGLO AMERICAN PLC ADR(c)	425,127	386,802
4,811	ANTOFAGASTA PLC	33,978	82,572
36,231	AON PLC	1,755,716	1,694,886
18,843	ARM HOLDINGS PLC	70,354	150,061
6,432	ASSOCIATED BRITISH FOODS PLC	84,273	129,422
23,490	ASTRAZENECA PLC	827,840	1,050,025
67,839	AVIVA PLC	252,388	290,396
5,239	BABCOCK INTERNATIONAL GROUP PLC	47,416	70,106
143,816	BAE SYSTEMS PLC	678,597	650,851
76,000	BALFOUR BEATTY PLC	323,699	356,013
374,632	BARCLAYS PLC	1,319,384	959,023
61,011	BG GROUP PLC	970,646	1,248,818
38,860	BHP BILLITON PLC	840,134	1,109,752
11,400	BHP BILLITON PLC ADR(c)	820,712	651,966
343,791	BP PLC	2,315,461	2,303,557
63,994	BRITISH AMERICAN TOBACCO PLC	1,725,235	3,257,330
11,630	BRITISH LAND CO. PLC	61,579	93,169
17,468	BRITISH SKY BROADCASTING GROUP PLC	116,486	190,655
486,009	BT GROUP PLC	1,158,344	1,611,155
5,069	BUNZL PLC	39,524	83,043

See accompanying notes to the financial statements.	86	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
8,202	BURBERRY GROUP PLC	$40,549	171,095
15,984	CAIRN ENERGY PLC(b)	57,424	66,402
16,980	CAPITA PLC	162,367	174,608
6,025	CAPITAL & COUNTIES PROPERTIES PLC	6,933	19,839
6,025	CAPITAL SHOPPING CENTRES GROUP PLC	23,472	30,472
12,101	CARNIVAL PLC	416,964	414,118
29,227	CARPETRIGHT PLC(b)	301,362	310,128
92,189	CENTRICA PLC	340,421	459,599
121,669	COBHAM PLC	427,434	443,144
318,125	COMPASS GROUP PLC	2,125,685	3,337,034
31,200	COOKSON GROUP PLC	256,693	288,954
2,950	CRODA INTERNATIONAL PLC	101,220	104,750
175,000	DEBENHAMS PLC	176,976	237,411
107,337	DIAGEO PLC	1,498,904	2,761,395
9,724	DRAX GROUP PLC	57,548	85,468
46,000	EASYJET PLC	327,974	383,509
2,968	ENQUEST PLC(b)	3,713	5,032
11,872	EURASIAN NATURAL RESOURCES CORP. PLC	106,253	77,480
54,094	FIRSTGROUP PLC	270,045	190,393
27,619	G4S PLC	107,106	120,790
32,712	GKN PLC	101,683	93,148
97,250	GLAXOSMITHKLINE PLC	1,529,224	2,205,323
26,000	GREENE KING PLC	210,578	224,649
17,505	HAMMERSON PLC	69,535	122,030
36,031	HAYS PLC	49,874	41,645
366,013	HSBC HOLDINGS PLC	2,667,241	3,227,442
15,611	ICAP PLC	78,003	82,652
11,465	IMI PLC	43,254	149,643
18,809	IMPERIAL TOBACCO GROUP PLC	441,612	723,747
42,000	INCHCAPE PLC	178,807	217,872
11,958	INMARSAT PLC	92,794	91,988
21,590	INTERCONTINENTAL HOTELS GROUP PLC	336,478	521,800
15,937	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A.(b)	37,969	40,053
2,722	INTERTEK GROUP PLC	108,909	114,404
12,127	INVENSYS PLC	29,802	42,333
24,275	INVESTEC PLC	158,102	141,716
98,470	ITV PLC	52,339	118,871
127,306	J. SAINSBURY PLC	664,300	603,021
34,400	JOHN WOOD GROUP PLC	363,221	370,879
2,494	JOHNSON MATTHEY PLC	35,938	86,480
4,109	KAZAKHMYS PLC	31,447	46,779
44,414	KINGFISHER PLC	115,253	200,827
61,711	LAND SECURITIES GROUP PLC	614,173	715,713
174,802	LEGAL & GENERAL GROUP PLC	205,778	350,509
2,167,945	LLOYDS BANKING GROUP PLC(b)	1,685,431	1,066,398
7,230	LONDON STOCK EXCHANGE GROUP PLC	86,287	113,903
2,131	LONMIN PLC	42,554	26,014
71,083	MARKS & SPENCER GROUP PLC	342,352	363,413
13,587	MEGGITT PLC	60,745	82,400
103,659	MICHAEL PAGE INTERNATIONAL PLC	586,221	610,934
62,000	N BROWN GROUP PLC	242,938	237,936
112,322	NATIONAL GRID PLC	973,907	1,188,939
3,200	NEXT PLC	86,367	160,467
96,618	OLD MUTUAL PLC	133,905	229,956
12,536	PEARSON PLC	148,820	248,990
3,761	PETROFAC LTD.	71,320	82,225
1,900	PROVIDENT FINANCIAL PLC	32,565	36,213
53,918	PRUDENTIAL PLC	337,248	624,742
622,394	QINETIQ GROUP PLC	1,192,243	1,533,021
2,892	RANDGOLD RESOURCES LTD.	212,501	260,253
205,855	RAVEN RUSSIA LTD.	163,244	185,752
10,550	RECKITT BENCKISER GROUP PLC	427,624	556,450
212,811	REED ELSEVIER PLC	1,677,219	1,707,347
36,637	RESOLUTION LTD.	143,696	112,564
98,541	REXAM PLC	500,825	651,924
24,886	RIO TINTO PLC	777,698	1,188,591

See accompanying notes to the financial statements.	87	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
34,367	ROLLS-ROYCE HOLDINGS PLC(b)	$183,251	463,662
25,731	ROYAL BANK OF SCOTLAND GROUP PLC(b)	90,637	87,233
136,259	RSA INSURANCE GROUP PLC	244,217	230,998
15,817	SABMILLER PLC	272,321	635,355
21,731	SAGE GROUP (THE) PLC	74,327	94,428
89,883	SAVILLS PLC	421,989	492,625
5,566	SCHRODERS PLC	79,236	117,172
10,277	SEGRO PLC	36,889	35,034
7,999	SERCO GROUP PLC	42,799	67,260
4,954	SEVERN TRENT PLC	76,220	128,315
14,044	SMITH & NEPHEW PLC	98,628	140,591
5,313	SMITHS GROUP PLC	80,666	84,571
12,300	SPECTRIS PLC	302,501	295,842
18,671	SSE PLC	331,442	407,078
43,836	STANDARD CHARTERED PLC	718,425	955,704
48,103	STANDARD LIFE PLC	131,737	176,418
2,600	SUBSEA 7 S.A.	63,565	51,610
3,855	TATE & LYLE PLC	41,242	39,175
264,000	TAYLOR WIMPEY PLC	169,813	198,870
362,997	TESCO PLC	1,846,834	1,764,554
18,836	TULLOW OIL PLC	298,063	434,834
24,180	UNILEVER PLC	542,801	812,705
61,250	UNILEVER PLC ADR(c)	1,659,174	2,065,962
10,541	UNITED UTILITIES GROUP PLC	80,109	111,535
6,150	VEDANTA RESOURCES PLC	116,202	88,598
928,295	VODAFONE GROUP PLC	1,671,709	2,608,285
25,000	VODAFONE GROUP PLC ADR(c)	642,333	704,500
3,462	WEIR GROUP (THE) PLC	94,034	83,503
2,849	WHITBREAD PLC	65,613	90,918
76,000	WILLIAM HILL PLC	274,578	336,927
104,339	WM MORRISON SUPERMARKETS PLC	433,760	435,479
		51,074,524	63,406,247	19.09%
United States:
50,307	ARCH CAPITAL GROUP LTD.(b)	987,131	1,996,685
15,691	BROOKFIELD OFFICE PROPERTIES, INC.	178,946	274,621
1,990	JOHNSON & JOHNSON	92,114	134,444
1,580	KRAFT FOODS, INC., CLASS A	4,586	61,020
30,831	SIGNET JEWELERS LTD.	600,265	1,356,872
1,300	SIMS METAL MANAGEMENT LTD.	14,504	12,873
600	SXC HEALTH SOLUTIONS CORP.(b)	54,469	59,583
9,775	THOMSON REUTERS CORP.	254,637	278,126
		2,186,652	4,174,224	1.26%
	Sub-total Common Stocks:	264,769,563	319,233,901	96.12%
Preferred Stocks:
Brazil:
11,000	VALE S.A. ADR(c)	172,836	214,610
		172,836	214,610	0.06%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	75,040
2,360	HENKEL A.G. & CO. KGAA	60,940	156,739
3,478	PORSCHE AUTOMOBIL HOLDING S.E.	159,145	173,197
3,577	PROSIEBENSAT.1 MEDIA A.G.	60,490	79,853
3,746	RWE A.G. (NON VOTING)	104,122	138,693
2,665	VOLKSWAGEN A.G.	183,670	422,550
		617,979	1,046,072	0.32%
	Sub-total Preferred Stocks	790,815	1,260,682	0.38%

See accompanying notes to the financial statements.	88	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Shares	Security	Cost	Fair value (a)	Percent of net assets
Corporate Bonds:
United Kingdom:
209,112	HSBC BANK PLC, EXP. 9/12/14(b)	$865,046	1,057,699
	Sub-total Corporate Bonds	865,046	1,057,699	0.32%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)	—	—
		—	—	0.00%
Canada:
8,170	IVANHOE MINES LTD.(b)	8,727	7,382
		8,727	7,382	0.00%
	Sub-total Rights	8,727	7,382	0.00%
Short-Term Investments:
9,351,406	NORTHERN INSTITUTIONAL FUNDS -U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	9,351,406	9,351,406
	Sub-total Short-Term Investments:	9,351,406	9,351,406	2.82%
	Grand total(f)	$275,785,557	330,911,070	99.64%

Notes to Schedule of Investments:

(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Currently non-income producing assets.
(c)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.10% of net assets.
(d)	This security has been deemed worthless according to procedures adopted by the Board of Trustees.
(e)

The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2011, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was approximately $2,073,315 with net purchases of approximately $7,278,091 during the six months ended June 30, 2012. The U.S. Government Select Portfolio was formerly known as the Government Select Portfolio. This name change was effective on April 1, 2012.

(f)

At June 30, 2012, the cost for Federal income tax purposes was $277,224,662. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$68,563,878
Gross unrealized depreciation	(14,877,470)
Net unrealized appreciation	$53,686,408

See accompanying notes to the financial statements.	89	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

At June 30, 2012, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	13.21%
Consumer Staples	12.56
Energy	8.18
Financials	22.12
Health Care	8.42
Industrials	14.00
Information Technology	4.71
Materials	9.13
Telecommunication Services	4.42
Utilities	3.25
100.00%

At June 30, 2012, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	21.78%
British Pound	20.18
Japanese Yen	18.59
Canadian Dollar	8.15
United States Dollar	7.32
Swiss Franc	7.25
Australian Dollar	6.01
All other currencies less than 5%	10.72
100.00%

At June 30, 2012, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty
British Pound	50,000	Euro	62,531	7/2/12	$826	Northern Trust
British Pound	16,815	Swedish Krona	185,000	7/2/12	407	Northern Trust
British Pound	17,296	United States Dollar	26,787	7/2/12	(303)	Northern Trust
Danish Krone	7,337	United States Dollar	1,227	7/2/12	(22)	Northern Trust
Euro	-*	United States Dollar	1	7/2/12	-*	Northern Trust
Euro	1,719	United States Dollar	2,134	7/2/12	(41)	Northern Trust
Euro	2,606	United States Dollar	3,235	7/2/12	(63)	Northern Trust
Euro	3,396	United States Dollar	4,216	7/2/12	(82)	Northern Trust
Euro	12,943	United States Dollar	16,084	7/2/12	(296)	Northern Trust
Israeli Shekel	106,000	United States Dollar	26,875	7/2/12	(233)	Northern Trust
Japanese Yen	1,247,130	United States Dollar	15,701	7/2/12	98	Northern Trust
Japanese Yen	1,219,286	United States Dollar	15,350	7/2/12	96	Northern Trust
Japanese Yen	868,527	United States Dollar	10,935	7/2/12	68	Northern Trust
Japanese Yen	716,100	United States Dollar	9,015	7/2/12	56	Northern Trust
Japanese Yen	425,940	United States Dollar	5,362	7/2/12	33	Northern Trust
Japanese Yen	356,060	United States Dollar	4,483	7/2/12	28	Northern Trust
Japanese Yen	284,580	United States Dollar	3,583	7/2/12	22	Northern Trust
Japanese Yen	193,440	United States Dollar	2,435	7/2/12	15	Northern Trust
Japanese Yen	139,500	United States Dollar	1,756	7/2/12	11	Northern Trust
Japanese Yen	120,900	United States Dollar	1,522	7/2/12	9	Northern Trust
Japanese Yen	106,020	United States Dollar	1,335	7/2/12	8	Northern Trust

See accompanying notes to the financial statements.	90	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty
Japanese Yen	102,300	United States Dollar	1,288	7/2/12	$8	Northern Trust
Japanese Yen	93,000	United States Dollar	1,171	7/2/12	7	Northern Trust
Japanese Yen	87,187	United States Dollar	1,098	7/2/12	7	Northern Trust
Japanese Yen	83,700	United States Dollar	1,054	7/2/12	7	Northern Trust
Japanese Yen	76,725	United States Dollar	966	7/2/12	6	Northern Trust
Japanese Yen	73,470	United States Dollar	925	7/2/12	6	Northern Trust
Japanese Yen	71,145	United States Dollar	896	7/2/12	6	Northern Trust
Japanese Yen	68,355	United States Dollar	861	7/2/12	5	Northern Trust
Japanese Yen	48,825	United States Dollar	615	7/2/12	4	Northern Trust
Japanese Yen	44,640	United States Dollar	562	7/2/12	3	Northern Trust
Japanese Yen	40,920	United States Dollar	515	7/2/12	3	Northern Trust
Japanese Yen	31,620	United States Dollar	398	7/2/12	2	Northern Trust
Japanese Yen	30,550	United States Dollar	385	7/2/12	2	Northern Trust
Japanese Yen	27,900	United States Dollar	351	7/2/12	2	Northern Trust
Japanese Yen	16,201	United States Dollar	204	7/2/12	1	Northern Trust
Japanese Yen	9,300	United States Dollar	117	7/2/12	1	Northern Trust
United States Dollar	29,000	Euro	23,338	7/2/12	536	Northern Trust
United States Dollar	5,008	Euro	4,014	7/2/12	72	Northern Trust
United States Dollar	65,241	Norwegian Krone	393,915	7/2/12	972	Northern Trust
Canadian Dollar	664	United States Dollar	650	7/3/12	(2)	Northern Trust
Euro	1	United States Dollar	1	7/3/12	- *	Northern Trust
Euro	25	United States Dollar	32	7/3/12	- *	Northern Trust
Euro	27	United States Dollar	34	7/3/12	- *	Northern Trust
Euro	31	United States Dollar	39	7/3/12	- *	Northern Trust
Euro	34	United States Dollar	43	7/3/12	- *	Northern Trust
Euro	51	United States Dollar	64	7/3/12	- *	Northern Trust
Euro	57	United States Dollar	72	7/3/12	- *	Northern Trust
Euro	70	United States Dollar	88	7/3/12	- *	Northern Trust
Euro	94	United States Dollar	118	7/3/12	(1)	Northern Trust
Euro	145	United States Dollar	183	7/3/12	(1)	Northern Trust
Euro	157	United States Dollar	198	7/3/12	(1)	Northern Trust
Euro	171	United States Dollar	215	7/3/12	(1)	Northern Trust
Euro	225	United States Dollar	284	7/3/12	(1)	Northern Trust
Euro	260	United States Dollar	328	7/3/12	(2)	Northern Trust
Euro	282	United States Dollar	355	7/3/12	(2)	Northern Trust
Euro	1,081	United States Dollar	1,360	7/3/12	(7)	Northern Trust
Euro	6,922	United States Dollar	8,715	7/3/12	(46)	Northern Trust
Japanese Yen	502,200	United States Dollar	6,289	7/3/12	6	Northern Trust
Japanese Yen	345,960	United States Dollar	4,333	7/3/12	4	Northern Trust
Japanese Yen	336,139	United States Dollar	4,210	7/3/12	4	Northern Trust
Japanese Yen	274,350	United States Dollar	3,436	7/3/12	3	Northern Trust
Japanese Yen	247,380	United States Dollar	3,098	7/3/12	3	Northern Trust
Japanese Yen	223,200	United States Dollar	2,795	7/3/12	3	Northern Trust
Japanese Yen	186,000	United States Dollar	2,329	7/3/12	2	Northern Trust
Japanese Yen	166,284	United States Dollar	2,082	7/3/12	2	Northern Trust
Japanese Yen	162,750	United States Dollar	2,038	7/3/12	2	Northern Trust
Japanese Yen	150,660	United States Dollar	1,887	7/3/12	2	Northern Trust
Japanese Yen	121,830	United States Dollar	1,526	7/3/12	1	Northern Trust
Japanese Yen	96,720	United States Dollar	1,211	7/3/12	1	Northern Trust

See accompanying notes to the financial statements.	91	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2012

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)		Counterparty
Japanese Yen	74,400	United States Dollar	932	7/3/12	$1		Northern Trust
Japanese Yen	65,100	United States Dollar	815	7/3/12	1		Northern Trust
Japanese Yen	58,125	United States Dollar	728	7/3/12	1		Northern Trust
Japanese Yen	55,800	United States Dollar	699	7/3/12	1		Northern Trust
Japanese Yen	53,010	United States Dollar	664	7/3/12	1		Northern Trust
Japanese Yen	45,570	United States Dollar	571	7/3/12	1		Northern Trust
Japanese Yen	42,315	United States Dollar	530	7/3/12	-	*	Northern Trust
Japanese Yen	41,850	United States Dollar	524	7/3/12	-	*	Northern Trust
Japanese Yen	23,250	United States Dollar	291	7/3/12	-	*	Northern Trust
Japanese Yen	16,275	United States Dollar	204	7/3/12	-	*	Northern Trust
Hong Kong Dollar	59,598	United States Dollar	7,683	7/5/12	1		Northern Trust
United States Dollar	69,983	Euro	56,014	7/9/12	910		Northern Trust
United States Dollar	67,156	Euro	53,741	7/9/12	860		Northern Trust
United States Dollar	21,353	Euro	17,115	7/9/12	308		Northern Trust
United States Dollar	14,193	Euro	11,421	7/9/12	262		Northern Trust
United States Dollar	5,025	Euro	4,015	7/9/12	57		Northern Trust
Japanese Yen	340,902,863	United States Dollar	4,370,718	8/16/12	103,009		Northern Trust
Japanese Yen	13,883,978	United States Dollar	172,489	8/16/12	(1,322)		Northern Trust
United States Dollar	349,481	Japanese Yen	28,089,031	8/16/12	2,161		Northern Trust
					$108,508

*	Amount rounds to less than $1.

The Clearwater International Fund did not have any spot foreign currency transactions outstanding as of June 30, 2012.

See accompanying notes to the financial statements.	92	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater International Fund (unaudited)
June 30, 2012

See accompanying notes to the financial statements.	93	(Continued)

Item 2. Code of Ethics

Not applicable to this filing.

Item 3. Audit Committee Financial Expert

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company)

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company)

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable (the Trust is an open-end management investment company)

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There have been no significant changes in the Trust’s internal controls over financial reporting since the filing of the last report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits

(a)	The certifications for each principal executive and principal financial officer of the Trust as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.

(b)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/George H. Weyerhaeuser, Jr.
George H. Weyerhaeuser, Jr.
Chief Executive Officer and Treasurer

Date:	September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By:	/s/George H. Weyerhaeuser, Jr.
George H. Weyerhaeuser, Jr.
Chief Executive Officer

Date:	September 7, 2012

Clearwater Investment Trust

By:	/s/George H. Weyerhaeuser, Jr.
George H. Weyerhaeuser, Jr.
Treasurer (Principal Financial Officer)

Date:	September 7, 2012